NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Global Allocation V.I. Fund - Class III (MLVGA3)
133,512 shares (cost $1,957,475)	$1,785,054
Stock Index Fund, Inc. - Initial Shares (DSIF)
13,047 shares (cost $432,477)	598,329
Stock Index Fund, Inc. - Service Shares (DSIFS)
36,695 shares (cost $1,523,043)	1,685,031
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,946 shares (cost $57,683)	73,678
Floating-Rate Income Fund (ETVFR)
6,754 shares (cost $61,757)	62,545
Rising Dividends Securities Fund - Class 1 (FTVRDI)
37,264 shares (cost $802,136)	950,599
Templeton Foreign Securities Fund - Class 1 (TIF)
6,577 shares (cost $80,383)	91,354
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
66,865 shares (cost $486,950)	473,406
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2,074 shares (cost $9,760)	10,143
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
23,203 shares (cost $125,704)	112,070
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2,545 shares (cost $48,639)	47,761
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
71,072 shares (cost $1,224,587)	1,081,008
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
178,920 shares (cost $1,074,427)	1,352,637
New Discovery Series - Service Class (MNDSC)
79,254 shares (cost $1,260,172)	1,189,607
Value Series - Service Class (MVFSC)
123,842 shares (cost $2,132,022)	2,302,217
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
39,440 shares (cost $854,432)	876,748
Core Plus Fixed Income Portfolio - Class II (MSVF2)
18,958 shares (cost $200,404)	201,716
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,076 shares (cost $158,413)	163,836
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
139,870 shares (cost $3,035,183)	3,312,127
American Funds NVIT Bond Fund - Class II (GVABD2)
56,657 shares (cost $657,395)	640,796
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
55,797 shares (cost $1,309,451)	1,473,039
American Funds NVIT Growth Fund - Class II (GVAGR2)
34,652 shares (cost $2,136,721)	2,579,111
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
12,142 shares (cost $551,621)	627,367
Federated NVIT High Income Bond Fund - Class I (HIBF)
28,359 shares (cost $194,374)	185,187
NVIT Emerging Markets Fund - Class II (GEM2)
114,043 shares (cost $1,278,752)	1,100,516
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
15,473 shares (cost $156,780)	144,669
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
6,646 shares (cost $61,560)	63,802

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
1,201 shares (cost $16,874)	15,799
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
991 shares (cost $13,773)	13,032
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
123,102 shares (cost $1,309,545)	1,139,925
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
62,914 shares (cost $704,666)	679,475
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
55,172 shares (cost $560,370)	569,929
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
30,010 shares (cost $321,413)	298,896
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
166,467 shares (cost $1,874,348)	1,747,906
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
15,058 shares (cost $158,077)	137,629
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
45,777 shares (cost $518,696)	481,573
NVIT Core Bond Fund - Class I (NVCBD1)
706 shares (cost $7,828)	7,528
NVIT Core Bond Fund - Class II (NVCBD2)
69,290 shares (cost $762,372)	735,860
NVIT Core Plus Bond Fund - Class II (NVLCP2)
52,848 shares (cost $614,888)	586,611
NVIT Nationwide Fund - Class II (TRF2)
2,803 shares (cost $24,366)	44,703
NVIT Government Bond Fund - Class I (GBF)
445,284 shares (cost $5,115,447)	4,773,448
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
232,463 shares (cost $2,503,698)	2,919,730
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
48,055 shares (cost $685,871)	726,596
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2,899 shares (cost $46,895)	49,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
512,295 shares (cost $5,263,488)	5,087,094
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,169,054 shares (cost $22,237,313)	27,048,102
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,069,695 shares (cost $10,913,587)	14,034,395
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
673,988 shares (cost $6,925,670)	7,461,047
NVIT Mid Cap Index Fund - Class I (MCIF)
17,144 shares (cost $366,016)	415,578
NVIT Mid Cap Index Fund - Class II (MCIF2)
118,361 shares (cost $2,414,276)	2,846,586
NVIT Money Market Fund - Class I (SAM)
12,773,884 shares (cost $12,773,884)	12,773,884
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
1,551 shares (cost $18,009)	14,967
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2,943 shares (cost $32,923)	28,370
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
34,417 shares (cost $382,194)	330,056
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
3,190 shares (cost $39,063)	34,610
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
257,535 shares (cost $2,475,522)	2,603,678

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
4,677 shares (cost $55,246)	45,737
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
31,418 shares (cost $337,485)	334,601
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
38,836 shares (cost $670,712)	567,783
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,505 shares (cost $70,696)	81,918
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
73,136 shares (cost $866,978)	1,063,400
NVIT Multi-Manager Small Company Fund - Class I (SCF)
15,168 shares (cost $267,074)	325,660
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
58,426 shares (cost $1,031,780)	1,197,139
NVIT Short Term Bond Fund - Class II (NVSTB2)
8,511 shares (cost $88,626)	87,153
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,793,561 shares (cost $46,393,252)	44,445,559
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2,070,476 shares (cost $34,573,033)	32,734,230
Templeton NVIT International Value Fund - Class III (NVTIV3)
455 shares (cost $6,071)	4,833
NVIT Real Estate Fund - Class II (NVRE2)
171,864 shares (cost $1,344,340)	1,070,713
Socially Responsive Portfolio - I Class Shares (AMSRS)
9,354 shares (cost $160,586)	211,128
VPS Growth and Income Portfolio - Class B (ALVGIB)
57,213 shares (cost $1,068,447)	1,763,870
VPS International Value Portfolio - Class B (ALVIVB)
22,877 shares (cost $411,764)	301,057
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
21,842 shares (cost $789,880)	946,205
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
148,140 shares (cost $2,606,428)	2,980,582
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
4,463 shares (cost $86,145)	89,304
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
12,425 shares (cost $180,915)	234,580
Managed Tail Risk Fund II: Service Shares (FCA2S)
108,723 shares (cost $640,512)	521,870
High Income Bond Fund II - Service Shares (FHIBS)
337,329 shares (cost $2,261,154)	2,297,210
Kaufmann Fund II - Primary Shares (FVK2)
5,693 shares (cost $100,110)	95,069
Quality Bond Fund II - Primary Shares (FQB)
114,498 shares (cost $1,283,739)	1,257,186
Quality Bond Fund II - Service Shares (FQBS)
263,265 shares (cost $2,961,604)	2,880,121
Equity-Income Portfolio - Initial Class (FEIP)
412,058 shares (cost $8,172,484)	9,052,912
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
92,004 shares (cost $910,071)	1,459,188
High Income Portfolio - Initial Class (FHIP)
1,196,480 shares (cost $6,313,421)	6,437,064
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
60,931 shares (cost $872,839)	1,146,107
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
30,376 shares (cost $406,315)	567,427

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
21,042 shares (cost $304,344)	390,955
VIP Asset Manager Portfolio - Initial Class (FAMP)
126,393 shares (cost $1,883,587)	1,931,280
VIP Asset Manager Portfolio - Service Class (FAMS)
89,037 shares (cost $1,251,469)	1,349,806
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
42,338 shares (cost $581,585)	633,375
VIP Balanced Portfolio - Initial Class (FBP)
665,597 shares (cost $10,053,780)	11,162,061
VIP Balanced Portfolio - Service Class (FBS)
125,542 shares (cost $1,836,807)	2,095,300
VIP Balanced Portfolio - Service Class 2 (FB2)
91,953 shares (cost $1,317,030)	1,508,948
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
119,583 shares (cost $1,371,994)	1,462,496
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
15,769 shares (cost $162,204)	195,691
VIP Equity-Income Portfolio - Service Class (FEIS)
353,687 shares (cost $7,134,546)	7,731,606
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
438,268 shares (cost $8,476,587)	9,405,229
VIP Growth & Income Portfolio - Initial Class (FGIP)
240,453 shares (cost $3,531,743)	4,845,119
VIP Growth & Income Portfolio - Service Class (FGIS)
265,602 shares (cost $3,856,236)	5,309,381
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
176,838 shares (cost $2,359,669)	3,490,773
VIP Growth Portfolio - Initial Class (FGP)
140,376 shares (cost $5,410,168)	8,325,683
VIP Growth Portfolio - Service Class (FGS)
129,715 shares (cost $5,114,002)	7,666,156
VIP Growth Portfolio - Service Class 2 (FG2)
106,838 shares (cost $4,598,253)	6,243,629
VIP High Income Portfolio - Service Class (FHIS)
548,117 shares (cost $2,794,163)	2,926,944
VIP High Income Portfolio - Service Class 2 (FHI2)
488,355 shares (cost $2,607,556)	2,539,447
VIP Index 500 Portfolio - Initial Class (FIP)
91,043 shares (cost $14,345,579)	20,707,638
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
693,433 shares (cost $8,981,683)	8,764,998
VIP Mid Cap Portfolio - Initial Class (FMCP)
72,159 shares (cost $2,167,812)	2,451,971
VIP Mid Cap Portfolio - Service Class (FMCS)
184,456 shares (cost $5,449,532)	6,216,166
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
378,192 shares (cost $11,315,463)	12,491,697
VIP Money Market Portfolio - Initial Class (FMMP)
3,883,493 shares (cost $3,883,493)	3,883,493
VIP Overseas Portfolio - Initial Class (FOP)
335,056 shares (cost $5,742,972)	5,967,354
VIP Overseas Portfolio - Service Class (FOS)
83,877 shares (cost $1,509,803)	1,487,986
VIP Overseas Portfolio - Service Class 2 (FO2)
125,234 shares (cost $2,385,010)	2,210,389
VIP Value Portfolio - Service Class 2 (FV2)
24,179 shares (cost $292,174)	351,810

VIP Value Strategies Portfolio - Service Class (FVSS)
6,112 shares (cost $72,931)	96,199
VIP Value Portfolio - Service Class (FVS)
15,757 shares (cost $190,472)	232,104
International Growth Fund/VA - Service Shares (OVIGS)
24,358 shares (cost $55,243)	52,612
Global Securities Fund/VA - Non-Service Shares (OVGS)
5,433 shares (cost $216,742)	190,274
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
93,541 shares (cost $3,650,514)	3,240,268
Main Street Fund(R)/VA - Service Class (OVGIS)
140,310 shares (cost $3,162,309)	3,945,529
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
15,111 shares (cost $323,535)	363,865
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
17,764 shares (cost $420,616)	421,899
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
26,657 shares (cost $145,589)	131,688
Global Strategic Income Fund/VA: Service Shares (OVSBS)
648,613 shares (cost $3,502,828)	3,288,469
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
16,858 shares (cost $177,295)	164,873
Low Duration Portfolio - Advisor Class (PMVLAD)
94,483 shares (cost $998,294)	967,501
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
3,668 shares (cost $47,651)	46,144
VT Growth & Income Fund: Class IB (PVGIB)
4,597 shares (cost $98,744)	119,486
VT Growth Opportunities Fund: Class IB (PVGOB)
82,824 shares (cost $635,586)	640,233
VT International Equity Fund: Class IB (PVTIGB)
7,238 shares (cost $89,965)	89,239
VT Small Cap Value Fund: Class IB (PVTSCB)
2,620 shares (cost $39,938)	41,265
VI American Franchise Fund - Series II Shares (ACEG2)
30,453 shares (cost $1,266,780)	1,582,315
VI Comstock Fund - Series II Shares (ACC2)
204,785 shares (cost $2,500,729)	3,813,090
VI Core Equity Fund - Series I Shares (AVGI)
1,225 shares (cost $44,084)	42,352
VI Core Equity Fund - Series II Shares (AVCE2)
15,685 shares (cost $467,265)	535,000
VI International Growth Fund - Series II Shares (AVIE2)
3,958 shares (cost $93,588)	128,394
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
9,790 shares (cost $109,898)	125,996
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
14,865 shares (cost $272,355)	346,810
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
7,666 shares (cost $229,996)	185,068
Variable Insurance Portfolios - Asset Strategy (WRASP)
63,733 shares (cost $670,261)	512,669
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
13,355 shares (cost $123,472)	111,250

Total Investments	$390,152,397

Accounts Receivable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	49,426
Accounts Receivable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	37,937

Accounts Payable - VI Core Equity Fund - Series I Shares (AVGI)	(17)
Accounts Payable - VI International Growth Fund - Series II Shares (AVIE2)	(41)
Accounts Payable - Mid Cap Stock Portfolio- Service Shares (DVMCSS)	(31)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(26)
Accounts Payable - NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	(8)
Accounts Payable - Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	(33)
Accounts Payable - Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	(13)
Accounts Payable - Core Plus Fixed Income Portfolio - Class II (MSVF2)	(52)
Accounts Payable - American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	(67)
Accounts Payable - NVIT Core Bond Fund - Class I (NVCBD1)	(8)
Accounts Payable - Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	(45)
Accounts Payable - NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	(12)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	(11)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	(23)
Accounts Payable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	(22)
Accounts Payable - NVIT Short Term Bond Fund - Class II (NVSTB2)	(22)
Accounts Payable - Templeton NVIT International Value Fund - Class III (NVTIV3)	(16)
Accounts Payable - Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	(56)
Accounts Payable - VT International Equity Fund: Class IB (PVTIGB)	(25)
Accounts Payable - VT Small Cap Value Fund: Class IB (PVTSCB)	(18)
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	(45)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(51)
Accounts Payable - Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	(67)
Other Accounts Payable	(7,969)

$390,231,082

Contract Owners’ Equity:
Accumulation units	389,561,731
Contracts in payout (annuitization) period (note 1f)	669,351

Total Contract Owners’ Equity (note 5)	$390,231,082

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	FTVRDI	TIF
Reinvested dividends	$5,309,579	21,914	11,782	29,376	930	1,162	15,100	2,090
Mortality and expense risk charges (note 2)	(4,701,936)	(22,810)	(6,283)	(18,817)	(763)	(349)	(10,524)	(1,054)

Net investment income (loss)	607,643	(896)	5,499	10,559	167	813	4,576	1,036

Realized gain (loss) on investments	7,804,903	(86,202)	37,380	129,129	853	423	98,115	(5,412)
Change in unrealized gain (loss) on investments	(18,620,450)	147,778	(7,095)	(37,433)	(1,769)	1,295	(81,045)	8,117

Net gain (loss) on investments	(10,815,547)	61,576	30,285	91,696	(916)	1,718	17,070	2,705

Reinvested capital gains	32,763,541	-	21,329	59,846	7,064	-	109,770	1,638

Net increase (decrease) in contract owners’ equity resulting from operations	$22,555,637	60,680	57,113	162,101	6,315	2,531	131,416	5,379

Investment Activity:	FTVFA2	IVKMG1	IVKMG2	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$19,287	-	-	556	4,571	-	-	46,428
Mortality and expense risk charges (note 2)	(5,385)	(105)	(1,346)	(510)	(13,752)	(16,910)	(13,397)	(28,308)

Net investment income (loss)	13,902	(105)	(1,346)	46	(9,181)	(16,910)	(13,397)	18,120

Realized gain (loss) on investments	(12,989)	41	3,865	3,306	(26,938)	69,919	(1,064)	288,779
Change in unrealized gain (loss) on investments	36,809	(990)	(15,973)	2,057	(47,446)	(120,974)	40,791	(224,816)

Net gain (loss) on investments	23,820	(949)	(12,108)	5,363	(74,384)	(51,055)	39,727	63,963

Reinvested capital gains	16,327	1,020	13,360	-	138,289	116,363	55,739	205,001

Net increase (decrease) in contract owners’ equity resulting from operations	$54,049	(34)	(94)	5,409	54,724	48,398	82,069	287,084

Investment Activity:	MVIVSC	MSVF2	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$11,501	3,298	3,716	63,691	22,170	21,750	5,704	8,952
Mortality and expense risk charges (note 2)	(11,868)	(2,018)	(2,276)	(36,800)	(9,226)	(16,310)	(26,836)	(7,691)

Net investment income (loss)	(367)	1,280	1,440	26,891	12,944	5,440	(21,132)	1,261

Realized gain (loss) on investments	33,093	146	(35,831)	505,073	10,954	57,196	156,828	73,619
Change in unrealized gain (loss) on investments	(21,494)	7,315	54,635	(487,377)	(8,426)	(220,584)	(467,720)	(111,969)

Net gain (loss) on investments	11,599	7,461	18,804	17,696	2,528	(163,388)	(310,892)	(38,350)

Reinvested capital gains	23,254	-	17,597	201,731	3,061	138,866	532,205	106,496

Net increase (decrease) in contract owners’ equity resulting from operations	$34,486	8,741	37,841	246,318	18,533	(19,082)	200,181	69,407

Investment Activity:	HIBF	GEM2	NVIE6	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2
Reinvested dividends	$10,022	9,883	2,704	429	123	90	25,554	18,075
Mortality and expense risk charges (note 2)	(1,856)	(13,267)	(1,793)	(743)	(160)	(117)	(12,267)	(8,008)

Net investment income (loss)	8,166	(3,384)	911	(314)	(37)	(27)	13,287	10,067

Realized gain (loss) on investments	(1,908)	(38,618)	2,202	(4,075)	35	(248)	1,374	8,159
Change in unrealized gain (loss) on investments	12,731	120,759	(2,389)	9,079	(231)	83	(28,926)	(15,995)

Net gain (loss) on investments	10,823	82,141	(187)	5,004	(196)	(165)	(27,552)	(7,836)

Reinvested capital gains	-	-	-	4,149	1,527	1,220	90,184	34,259

Net increase (decrease) in contract owners’ equity resulting from operations	$18,989	78,757	724	8,839	1,294	1,028	75,919	36,490

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2
Reinvested dividends	$15,203	7,276	46,519	3,476	16,409	232	21,432	16,846
Mortality and expense risk charges (note 2)	(6,451)	(3,253)	(20,097)	(1,414)	(11,972)	(81)	(8,218)	(6,758)

Net investment income (loss)	8,752	4,023	26,422	2,062	4,437	151	13,214	10,088

Realized gain (loss) on investments	9,392	(7,889)	11,063	(198)	(10,214)	(1)	1,423	(164)
Change in unrealized gain (loss) on investments	(30,793)	7,015	(68,708)	(4,309)	14,254	119	9,156	(424)

Net gain (loss) on investments	(21,401)	(874)	(57,645)	(4,507)	4,040	118	10,579	(588)

Reinvested capital gains	43,604	7,113	118,469	11,103	40,405	13	1,463	2,361

Net increase (decrease) in contract owners’ equity resulting from operations	$30,955	10,262	87,246	8,658	48,882	282	25,256	11,861

Investment Activity:	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$502	96,489	46,353	13,633	875	101,307	504,624	242,690
Mortality and expense risk charges (note 2)	(579)	(58,930)	(35,598)	(7,741)	(502)	(64,352)	(341,415)	(166,890)

Net investment income (loss)	(77)	37,559	10,755	5,892	373	36,955	163,209	75,800

Realized gain (loss) on investments	8,645	(100,048)	233,593	2,738	84	12,200	938,173	376,921
Change in unrealized gain (loss) on investments	(3,637)	72,824	(257,314)	10,394	648	2,174	(1,018,868)	(560,960)

Net gain (loss) on investments	5,008	(27,224)	(23,721)	13,132	732	14,374	(80,695)	(184,039)

Reinvested capital gains	-	-	215,502	16,625	1,889	109,184	1,517,662	1,040,432

Net increase (decrease) in contract owners’ equity resulting from operations	$4,931	10,335	202,536	35,649	2,994	160,513	1,600,176	932,193

Investment Activity:	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2
Reinvested dividends	$143,990	4,631	27,907	752	187	831	8,149	214
Mortality and expense risk charges (note 2)	(93,006)	(4,213)	(28,463)	(140,433)	(185)	(290)	(3,354)	(506)

Net investment income (loss)	50,984	418	(556)	(139,681)	2	541	4,795	(292)

Realized gain (loss) on investments	239,356	10,496	86,111	-	(178)	(144)	(20,931)	(1,414)
Change in unrealized gain (loss) on investments	(237,956)	21,136	111,593	-	(692)	716	23,804	(4,055)

Net gain (loss) on investments	1,400	31,632	197,704	-	(870)	572	2,873	(5,469)

Reinvested capital gains	273,868	35,921	227,789	269	339	-	-	6,206

Net increase (decrease) in contract owners’ equity resulting from operations	$326,252	67,971	424,937	(139,412)	(529)	1,113	7,668	445

Investment Activity:	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$41,118	-	3,359	-	468	4,110	954	1,113
Mortality and expense risk charges (note 2)	(29,174)	(482)	(1,602)	(7,486)	(774)	(11,002)	(3,017)	(12,731)

Net investment income (loss)	11,944	(482)	1,757	(7,486)	(306)	(6,892)	(2,063)	(11,618)

Realized gain (loss) on investments	99,777	(7,412)	(2,215)	(847)	6,152	43,877	4,932	82,997
Change in unrealized gain (loss) on investments	(42,837)	3,105	12,147	(95,650)	3,029	75,884	10,993	(30,641)

Net gain (loss) on investments	56,940	(4,307)	9,932	(96,497)	9,181	119,761	15,925	52,356

Reinvested capital gains	273,674	5,277	11,245	137,227	7,180	95,467	45,482	174,796

Net increase (decrease) in contract owners’ equity resulting from operations	$342,558	488	22,934	33,244	16,055	208,336	59,344	215,534

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	AMSRS	ALVGIB	ALVIVB
Reinvested dividends	$1,511	328,285	165,735	102	19,408	1,401	14,681	3,297
Mortality and expense risk charges (note 2)	(1,110)	(625,565)	(360,119)	(63)	(12,629)	(2,132)	(20,949)	(3,880)

Net investment income (loss)	401	(297,280)	(194,384)	39	6,779	(731)	(6,268)	(583)

Realized gain (loss) on investments	(1,734)	785,065	784,734	(1,103)	(99,436)	12,568	138,331	(50,964)
Change in unrealized gain (loss) on investments	3,076	(9,796,829)	(7,496,645)	930	64,819	(2,014)	(84,904)	43,545

Net gain (loss) on investments	1,342	(9,011,764)	(6,711,911)	(173)	(34,617)	10,554	53,427	(7,419)

Reinvested capital gains	-	10,224,804	7,585,179	71	94,694	7,194	109,019	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,743	915,760	678,884	(63)	66,856	17,017	156,178	(8,002)

Investment Activity:	ALVPGB	ALVSVB	DVMCSS	DVSCS	FCA2S	FHIBS	FVK2	FQB
Reinvested dividends	$-	10,342	676	2,115	8,807	140,983	-	48,936
Mortality and expense risk charges (note 2)	(10,219)	(33,623)	(843)	(2,460)	(6,141)	(26,840)	(1,203)	(14,789)

Net investment income (loss)	(10,219)	(23,281)	(167)	(345)	2,666	114,143	(1,203)	34,147

Realized gain (loss) on investments	53,990	267,629	(1,088)	33,807	(24,549)	(7,337)	2,629	23,726
Change in unrealized gain (loss) on investments	(136,263)	186,933	6,542	(6,123)	(12,947)	180,872	(9,909)	(21,126)

Net gain (loss) on investments	(82,273)	454,562	5,454	27,684	(37,496)	173,535	(7,280)	2,600

Reinvested capital gains	103,417	170,047	5,657	20,045	-	-	7,572	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,925	601,328	10,944	47,384	(34,830)	287,678	(911)	36,747

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP
Reinvested dividends	$105,937	194,659	12,722	331,987	15,845	7,461	4,686	28,594
Mortality and expense risk charges (note 2)	(34,612)	(119,749)	(17,639)	(88,672)	(16,472)	(5,755)	(3,819)	(28,126)

Net investment income (loss)	71,325	74,910	(4,917)	243,315	(627)	1,706	867	468

Realized gain (loss) on investments	(11)	(182,140)	169,643	186,029	23,875	22,108	2,045	80,613
Change in unrealized gain (loss) on investments	7,060	873,379	(48,266)	349,208	(30,273)	(26,139)	(4,040)	(142,824)

Net gain (loss) on investments	7,049	691,239	121,377	535,237	(6,398)	(4,031)	(1,995)	(62,211)

Reinvested capital gains	-	553,926	-	-	17,327	8,685	5,566	88,287

Net increase (decrease) in contract owners’ equity resulting from operations	$78,374	1,320,075	116,460	778,552	10,302	6,360	4,438	26,544

Investment Activity:	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS	FEIS
Reinvested dividends	$19,125	8,177	146,077	26,371	17,650	10,370	1,607	161,448
Mortality and expense risk charges (note 2)	(13,957)	(6,617)	(157,171)	(20,746)	(16,434)	(19,642)	(1,806)	(75,207)

Net investment income (loss)	5,168	1,560	(11,094)	5,625	1,216	(9,272)	(199)	86,241

Realized gain (loss) on investments	5,224	4,178	99,601	8,617	15,663	66,521	1,427	(335,763)
Change in unrealized gain (loss) on investments	(45,131)	(27,104)	257,050	52,432	28,503	(108,537)	(5,682)	923,646

Net gain (loss) on investments	(39,907)	(22,926)	356,651	61,049	44,166	(42,016)	(4,255)	587,883

Reinvested capital gains	62,261	29,654	286,101	54,391	38,780	64,780	7,483	485,101

Net increase (decrease) in contract owners’ equity resulting from operations	$27,522	8,288	631,658	121,065	84,162	13,492	3,029	1,159,225

Investment Activity:	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2	FHIS
Reinvested dividends	$188,893	76,486	81,106	51,499	3,233	-	-	149,871
Mortality and expense risk charges (note 2)	(104,859)	(63,809)	(50,046)	(36,723)	(118,973)	(78,951)	(70,601)	(29,643)

Net investment income (loss)	84,034	12,677	31,060	14,776	(115,740)	(78,951)	(70,601)	120,228

Realized gain (loss) on investments	(318,969)	89,848	98,312	107,254	399,852	615,559	284,951	(21,256)
Change in unrealized gain (loss) on investments	1,015,792	253,031	256,372	120,823	(1,200,229)	(1,383,467)	(939,989)	272,811

Net gain (loss) on investments	696,823	342,879	354,684	228,077	(800,377)	(767,908)	(655,038)	251,555

Reinvested capital gains	620,836	277,950	315,283	209,810	835,496	794,564	660,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,401,693	633,506	701,027	452,663	(80,621)	(52,295)	(64,715)	371,783

Investment Activity:	FHI2	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP
Reinvested dividends	$131,834	289,820	209,595	11,710	25,185	37,644	8,133	89,292
Mortality and expense risk charges (note 2)	(27,876)	(234,925)	(111,295)	(30,023)	(58,206)	(136,988)	(51,201)	(87,478)

Net investment income (loss)	103,958	54,895	98,300	(18,313)	(33,021)	(99,344)	(43,068)	1,814

Realized gain (loss) on investments	99,568	480,132	(13,952)	36,833	62,773	258,750	-	(277,571)
Change in unrealized gain (loss) on investments	100,338	1,447,000	253,540	74,869	221,265	285,099	-	(173,498)

Net gain (loss) on investments	199,906	1,927,132	239,588	111,702	284,038	543,849	-	(451,069)

Reinvested capital gains	-	20,908	4,693	142,842	370,734	816,332	-	10,583

Net increase (decrease) in contract owners’ equity resulting from operations	$303,864	2,002,935	342,581	236,231	621,751	1,260,837	(43,068)	(438,672)

Investment Activity:	FOS	FO2	FV2	FVSS	FVS	OVIGS	OVGS	OVGSS
Reinvested dividends	$20,901	28,393	3,009	958	2,151	381	2,182	26,050
Mortality and expense risk charges (note 2)	(15,921)	(25,623)	(3,821)	(958)	(2,089)	(512)	(2,205)	(38,347)

Net investment income (loss)	4,980	2,770	(812)	-	62	(131)	(23)	(12,297)

Realized gain (loss) on investments	(56,460)	(51,322)	18,597	14,621	(686)	(53)	(6,734)	257,907
Change in unrealized gain (loss) on investments	(56,587)	(112,484)	14,433	(9,630)	22,338	(2,630)	(10,047)	(557,832)

Net gain (loss) on investments	(113,047)	(163,806)	33,030	4,991	21,652	(2,683)	(16,781)	(299,925)

Reinvested capital gains	2,644	3,950	1,899	-	1,175	1,049	13,830	230,965

Net increase (decrease) in contract owners’ equity resulting from operations	$(105,423)	(157,086)	34,117	4,991	22,889	(1,765)	(2,974)	(81,257)

Investment Activity:	OVGIS	OVSC	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD
Reinvested dividends	$36,118	1,806	1,285	6,730	162,629	1,891	15,607	2,120
Mortality and expense risk charges (note 2)	(47,214)	(3,766)	(5,949)	(1,539)	(40,193)	(2,035)	(12,569)	(575)

Net investment income (loss)	(11,096)	(1,960)	(4,664)	5,191	122,436	(144)	3,038	1,545

Realized gain (loss) on investments	198,616	14,798	3,872	(6,790)	(30,654)	(8,787)	(10,129)	2,590
Change in unrealized gain (loss) on investments	(302,016)	31,833	44,034	9,224	89,090	11,048	10,216	(1,209)

Net gain (loss) on investments	(103,400)	46,631	47,906	2,434	58,436	2,261	87	1,381

Reinvested capital gains	503,781	13,388	19,787	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$389,285	58,059	63,029	7,625	180,872	2,117	3,125	2,926

Investment Activity:	PVGIB	PVGOB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	AVGI
Reinvested dividends	$2,234	-	3,047	536	7,264	-	47,899	315
Mortality and expense risk charges (note 2)	(1,411)	(896)	(991)	(414)	(6,575)	(19,717)	(40,718)	(488)

Net investment income (loss)	823	(896)	2,056	122	689	(19,717)	7,181	(173)

Realized gain (loss) on investments	19,782	15	(779)	2,267	(16,654)	146,402	144,776	2,300
Change in unrealized gain (loss) on investments	(8,112)	4,646	(4,667)	1,588	(4,746)	(272,742)	90,551	(979)

Net gain (loss) on investments	11,670	4,661	(5,446)	3,855	(21,400)	(126,340)	235,327	1,321

Reinvested capital gains	3,946	-	-	4,580	24,965	154,244	287,950	2,819

Net increase (decrease) in contract owners’ equity resulting from operations	$16,439	3,765	(3,390)	8,557	4,254	8,187	530,458	3,967

Investment Activity:	AVCE2	AVIE2	AVMCCI	VWHAS	VWHA	WRASP	WFVSCG
Reinvested dividends	$3,030	1,530	92	696	640	4,282	-
Mortality and expense risk charges (note 2)	(7,123)	(1,493)	(1,342)	(2,844)	(1,781)	(7,848)	(1,875)

Net investment income (loss)	(4,093)	37	(1,250)	(2,148)	(1,141)	(3,566)	(1,875)

Realized gain (loss) on investments	48,077	11,945	4,931	(55,473)	(5,076)	(71,590)	(34,867)
Change in unrealized gain (loss) on investments	(33,964)	(14,844)	2,121	161,945	62,124	46,983	31,925

Net gain (loss) on investments	14,113	(2,899)	7,052	106,472	57,048	(24,607)	(2,942)

Reinvested capital gains	41,667	-	7,881	-	-	-	11,165

Net increase (decrease) in contract owners’ equity resulting from operations	$51,687	(2,862)	13,683	104,324	55,907	(28,173)	6,348

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		MLVGA3		DSIF		DSIFS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$607,643	981,426	(896)	(2,311)	5,499	4,729	10,559	7,536
Realized gain (loss) on investments	7,804,903	15,881,546	(86,202)	10,200	37,380	20,164	129,129	170,367
Change in unrealized gain (loss) on investments	(18,620,450)	(47,321,171)	147,778	(188,403)	(7,095)	(42,539)	(37,433)	(228,728)
Reinvested capital gains	32,763,541	28,875,638	-	136,670	21,329	17,411	59,846	46,725

Net increase (decrease) in contract owners’ equity resulting from operations	22,555,637	(1,582,561)	60,680	(43,844)	57,113	(235)	162,101	(4,100)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,298,006	7,279,271	1,608	1,608	1,830	17,287	5,944	123,320
Transfers between funds	-	-	(98,461)	277,504	(14,625)	25,674	90,057	(21,545)
Redemptions (note 3)	(55,004,418)	(60,219,041)	(394,487)	(190,364)	(80,996)	(48,744)	(298,010)	(151,297)
Annuity benefits	(130,495)	(128,184)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(25,099)	(26,823)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,838)	(14,498)	-	-	-	(76)	-	(1,369)
Adjustments to maintain reserves	76,059	13,690	(89)	(48)	(54)	(50)	(79)	(30)

Net equity transactions	(49,791,785)	(53,095,585)	(491,429)	88,700	(93,845)	(5,909)	(202,088)	(50,921)

Net change in contract owners’ equity	(27,236,148)	(54,678,146)	(430,749)	44,856	(36,732)	(6,144)	(39,987)	(55,021)
Contract owners’ equity beginning of period	417,467,230	472,145,376	2,215,679	2,170,823	635,030	641,174	1,724,940	1,779,961

Contract owners’ equity end of period	$390,231,082	417,467,230	1,784,930	2,215,679	598,298	635,030	1,684,953	1,724,940

CHANGES IN UNITS:
Beginning units	21,820,838	24,528,551	146,175	140,339	29,347	29,638	72,979	74,895
Units purchased	1,415,639	2,427,445	21,648	19,169	132	2,013	10,637	19,429
Units redeemed	(4,004,657)	(5,135,158)	(53,300)	(13,333)	(4,518)	(2,304)	(18,722)	(21,345)

Ending units	19,231,820	21,820,838	114,523	146,175	24,961	29,347	64,894	72,979

	DSRG		ETVFR		FTVRDI		TIF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$167	19	813	638	4,576	5,970	1,036	3,054
Realized gain (loss) on investments	853	5,393	423	(495)	98,115	58,259	(5,412)	(5,147)
Change in unrealized gain (loss) on investments	(1,769)	(21,005)	1,295	(507)	(81,045)	(226,847)	8,117	(11,381)
Reinvested capital gains	7,064	11,781	-	-	109,770	111,538	1,638	4,196

Net increase (decrease) in contract owners’ equity resulting from operations	6,315	(3,812)	2,531	(364)	131,416	(51,080)	5,379	(9,278)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	19	6,751	-	747	12,235	-	-
Transfers between funds	-	(3,638)	59,034	(2,078)	12	196	(1,356)	-
Redemptions (note 3)	(4,858)	(12,921)	(22,404)	(587)	(167,741)	(139,304)	(18,222)	(17,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(23)
Adjustments to maintain reserves	(10)	(25)	3	(11)	(113)	(3)	(48)	2

Net equity transactions	(4,868)	(16,565)	43,384	(2,676)	(167,095)	(126,876)	(19,626)	(17,284)

Net change in contract owners’ equity	1,447	(20,377)	45,915	(3,040)	(35,679)	(177,956)	(14,247)	(26,562)
Contract owners’ equity beginning of period	72,233	92,610	16,619	19,659	986,227	1,164,183	105,556	132,118

Contract owners’ equity end of period	$73,680	72,233	62,534	16,619	950,548	986,227	91,309	105,556

CHANGES IN UNITS:
Beginning units	3,820	4,685	1,710	1,982	45,531	51,315	6,555	7,607
Units purchased	-	1	8,184	12,315	923	785	-	-
Units redeemed	(251)	(866)	(3,933)	(12,587)	(8,313)	(6,569)	(1,214)	(1,052)

Ending units	3,569	3,820	5,961	1,710	38,141	45,531	5,341	6,555

	FTVFA2		IVKMG1		IVKMG2		LZREMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$13,902	10,007	(105)	(147)	(1,346)	(1,332)	46	(575)
Realized gain (loss) on investments	(12,989)	(2,914)	41	2,904	3,865	9,310	3,306	(32,627)
Change in unrealized gain (loss) on investments	36,809	(47,737)	(990)	(3,052)	(15,973)	(18,035)	2,057	13,864
Reinvested capital gains	16,327	887	1,020	857	13,360	9,329	-	38

Net increase (decrease) in contract owners’ equity resulting from operations	54,049	(39,757)	(34)	562	(94)	(728)	5,409	(19,300)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,185	-	-	10,185	27,857	6,565	-
Transfers between funds	(10,004)	395	-	(3,546)	436	(11,488)	12,925	(43,727)
Redemptions (note 3)	(79,299)	(34,046)	(85)	(4,496)	(19,953)	(2,041)	(8,357)	(9,944)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(56)	(13)	(2)	6	(10)	(25)	(9)	(5)

Net equity transactions	(89,359)	(32,479)	(87)	(8,036)	(9,342)	14,303	11,124	(53,676)

Net change in contract owners’ equity	(35,310)	(72,236)	(121)	(7,474)	(9,436)	13,575	16,533	(72,976)
Contract owners’ equity beginning of period	508,675	580,911	10,263	17,737	121,473	107,898	31,215	104,191

Contract owners’ equity end of period	$473,365	508,675	10,142	10,263	112,037	121,473	47,748	31,215

CHANGES IN UNITS:
Beginning units	42,788	45,326	725	1,255	8,667	7,694	4,172	11,025
Units purchased	52	121	-	-	822	2,572	5,675	5,989
Units redeemed	(7,271)	(2,659)	(6)	(530)	(1,442)	(1,599)	(4,509)	(12,842)

Ending units	35,569	42,788	719	725	8,047	8,667	5,338	4,172

	M2IGSS		MMCGSC		MNDSC		MVFSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(9,181)	(5,724)	(16,910)	(18,633)	(13,397)	(15,975)	18,120	26,796
Realized gain (loss) on investments	(26,938)	(11,803)	69,919	43,304	(1,064)	(32,106)	288,779	292,229
Change in unrealized gain (loss) on investments	(47,446)	(96,132)	(120,974)	(130,660)	40,791	(40,784)	(224,816)	(544,747)
Reinvested capital gains	138,289	80,247	116,363	156,463	55,739	45,016	205,001	166,180

Net increase (decrease) in contract owners’ equity resulting from operations	54,724	(33,412)	48,398	50,474	82,069	(43,849)	287,084	(59,542)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,021	3,051	12,722	10,111	476	42,922	23,772	5,688
Transfers between funds	(58,208)	1,395,522	(29,379)	(2,252)	(26,521)	(53,737)	4,158	320,558
Redemptions (note 3)	(137,999)	(146,481)	(184,072)	(126,570)	(118,419)	(143,352)	(591,655)	(389,725)
Annuity benefits	-	-	-	-	-	-	(3,970)	(3,995)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(184)	(11)	-	(191)	-	-	(266)
Adjustments to maintain reserves	(69)	(38)	(127)	(82)	(73)	(67)	(107)	(117)

Net equity transactions	(192,255)	1,251,870	(200,867)	(118,793)	(144,728)	(154,234)	(567,802)	(67,857)

Net change in contract owners’ equity	(137,531)	1,218,458	(152,469)	(68,319)	(62,659)	(198,083)	(280,718)	(127,399)
Contract owners’ equity beginning of period	1,218,458	-	1,504,935	1,573,254	1,252,195	1,450,278	2,582,754	2,710,153

Contract owners’ equity end of period	$1,080,927	1,218,458	1,352,466	1,504,935	1,189,536	1,252,195	2,302,036	2,582,754

CHANGES IN UNITS:
Beginning units	124,976	-	102,550	110,623	63,315	70,878	112,280	115,716
Units purchased	984	143,780	1,819	2,350	185	5,816	5,450	21,841
Units redeemed	(20,011)	(18,804)	(15,414)	(10,423)	(7,620)	(13,379)	(29,055)	(25,277)

Ending units	105,949	124,976	88,955	102,550	55,880	63,315	88,675	112,280

	MVIVSC		MSVF2		NVAMV2		GVAAA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(367)	6,471	1,280	5,723	1,440	3,626	26,891	13,608
Realized gain (loss) on investments	33,093	39,824	146	(1,296)	(35,831)	(5,996)	505,073	295,701
Change in unrealized gain (loss) on investments	(21,494)	(11,699)	7,315	(8,727)	54,635	(56,954)	(487,377)	(488,966)
Reinvested capital gains	23,254	10,999	-	-	17,597	41,238	201,731	174,167

Net increase (decrease) in contract owners’ equity resulting from operations	34,486	45,595	8,741	(4,300)	37,841	(18,086)	246,318	(5,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,765	3,257	724	-	-	-	34,372	7,957
Transfers between funds	10,601	55,119	13,188	(106,684)	95,831	(990)	(203,462)	(46,144)
Redemptions (note 3)	(192,769)	(64,378)	(18,018)	(10,943)	(252,557)	(33,005)	(500,622)	(319,286)
Annuity benefits	-	-	(2,107)	(2,136)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(18)	-	-	-	-	(70)	(571)
Adjustments to maintain reserves	(26)	(46)	(35)	-	(70)	26	(67)	(92)

Net equity transactions	(172,429)	(6,066)	(6,248)	(119,763)	(156,796)	(33,969)	(669,849)	(358,136)

Net change in contract owners’ equity	(137,943)	39,529	2,493	(124,063)	(118,955)	(52,055)	(423,531)	(363,626)
Contract owners’ equity beginning of period	1,014,648	975,119	199,171	323,234	282,724	334,779	3,735,569	4,099,195

Contract owners’ equity end of period	$876,705	1,014,648	201,664	199,171	163,769	282,724	3,312,038	3,735,569

CHANGES IN UNITS:
Beginning units	64,083	64,727	13,715	22,321	13,079	14,648	249,697	273,288
Units purchased	3,209	9,723	1,339	210	4,099	-	48,901	17,708
Units redeemed	(13,203)	(10,367)	(1,687)	(8,816)	(10,823)	(1,569)	(93,491)	(41,299)

Ending units	54,089	64,083	13,367	13,715	6,355	13,079	205,107	249,697

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$12,944	2,095	5,440	(7,883)	(21,132)	(9,342)	1,261	(1,617)
Realized gain (loss) on investments	10,954	6,371	57,196	112,295	156,828	171,730	73,619	32,817
Change in unrealized gain (loss) on investments	(8,426)	(20,771)	(220,584)	(169,727)	(467,720)	(95,540)	(111,969)	(85,527)
Reinvested capital gains	3,061	395	138,866	158,724	532,205	71,970	106,496	55,142

Net increase (decrease) in contract owners’ equity resulting from operations	18,533	(11,910)	(19,082)	93,409	200,181	138,818	69,407	815

Equity transactions:
Purchase payments received from contract owners (note 3)	9,900	6,541	1,618	928	-	2,106	423	7,946
Transfers between funds	25,736	(13,297)	6,751	(52,267)	5,557	(122,657)	58,880	(13,666)
Redemptions (note 3)	(244,533)	(152,469)	(161,194)	(176,203)	(207,716)	(130,066)	(264,649)	(64,746)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(80)	-	-	-
Adjustments to maintain reserves	(45)	(3)	(96)	(64)	(83)	(54)	10	(46)

Net equity transactions	(208,942)	(159,228)	(152,921)	(227,606)	(202,322)	(250,671)	(205,336)	(70,512)

Net change in contract owners’ equity	(190,409)	(171,138)	(172,003)	(134,197)	(2,141)	(111,853)	(135,929)	(69,697)
Contract owners’ equity beginning of period	831,149	1,002,287	1,644,972	1,779,169	2,581,160	2,693,013	763,295	832,992

Contract owners’ equity end of period	$640,740	831,149	1,472,969	1,644,972	2,579,019	2,581,160	627,366	763,295

CHANGES IN UNITS:
Beginning units	70,490	83,864	98,720	112,401	161,606	177,632	55,498	60,623
Units purchased	7,571	1,455	1,675	3,022	10,876	5,617	4,144	1,559
Units redeemed	(24,533)	(14,829)	(11,237)	(16,703)	(22,818)	(21,643)	(18,054)	(6,684)

Ending units	53,528	70,490	89,158	98,720	149,664	161,606	41,588	55,498

	HIBF		GEM2		NVIE6		NVNMO2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,166	6,895	(3,384)	(10,164)	911	(1,507)	(314)	(342)
Realized gain (loss) on investments	(1,908)	(772)	(38,618)	(12,613)	2,202	6,283	(4,075)	(3,119)
Change in unrealized gain (loss) on investments	12,731	(13,473)	120,759	(237,054)	(2,389)	(21,196)	9,079	(3,430)
Reinvested capital gains	-	1,611	-	-	-	8,545	4,149	4,451

Net increase (decrease) in contract owners’ equity resulting from operations	18,989	(5,739)	78,757	(259,831)	724	(7,875)	8,839	(2,440)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	395	17,677	17,415	3,959	71	13,267	10,803
Transfers between funds	26,487	147	(9,751)	(27,806)	3,130	80,384	9,381	(4,745)
Redemptions (note 3)	(16,135)	(21,523)	(214,266)	(141,691)	(62,462)	(56,527)	(26,132)	(26,873)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6)	(11)	-	-	-	-
Adjustments to maintain reserves	(10)	(6)	(141)	(40)	(10)	(26)	-	(15)

Net equity transactions	10,342	(20,987)	(206,487)	(152,133)	(55,383)	23,902	(3,484)	(20,830)

Net change in contract owners’ equity	29,331	(26,726)	(127,730)	(411,964)	(54,659)	16,027	5,355	(23,270)
Contract owners’ equity beginning of period	155,821	182,547	1,228,080	1,640,044	199,283	183,256	58,425	81,695

Contract owners’ equity end of period	$185,152	155,821	1,100,350	1,228,080	144,624	199,283	63,780	58,425

CHANGES IN UNITS:
Beginning units	16,431	18,526	59,542	65,863	22,934	20,275	4,457	6,116
Units purchased	2,502	54	1,212	2,420	978	8,679	1,822	1,234
Units redeemed	(1,636)	(2,149)	(10,673)	(8,741)	(7,201)	(6,020)	(1,975)	(2,893)

Ending units	17,297	16,431	50,081	59,542	16,711	22,934	4,304	4,457

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(37)	(18)	(27)	(204)	13,287	16,959	10,067	12,900
Realized gain (loss) on investments	35	49	(248)	(2,943)	1,374	2,469	8,159	17,449
Change in unrealized gain (loss) on investments	(231)	(2,928)	83	(2,509)	(28,926)	(138,233)	(15,995)	(78,311)
Reinvested capital gains	1,527	2,496	1,220	5,427	90,184	87,173	34,259	32,783

Net increase (decrease) in contract owners’ equity resulting from operations	1,294	(401)	1,028	(229)	75,919	(31,632)	36,490	(15,179)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9	-	-	-	-	1,054
Transfers between funds	-	8,000	999	(348)	-	7,264	35,990	43,230
Redemptions (note 3)	-	-	(396)	(19,494)	(7,988)	(1,528)	(176,068)	(171,877)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(2)	(4)	11	(12)	(9)	(1)	(11)

Net equity transactions	(2)	7,998	608	(19,831)	(8,000)	5,727	(140,079)	(127,604)

Net change in contract owners’ equity	1,292	7,597	1,636	(20,060)	67,919	(25,905)	(103,589)	(142,783)
Contract owners’ equity beginning of period	14,506	6,909	11,394	31,454	1,071,990	1,097,895	783,022	925,805

Contract owners’ equity end of period	$15,798	14,506	13,030	11,394	1,139,909	1,071,990	679,433	783,022

CHANGES IN UNITS:
Beginning units	952	447	747	2,044	85,029	84,576	62,080	72,029
Units purchased	-	505	115	60	-	571	2,776	4,819
Units redeemed	-	-	(77)	(1,357)	(635)	(118)	(13,536)	(14,768)

Ending units	952	952	785	747	84,394	85,029	51,320	62,080

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$8,752	11,955	4,023	3,635	26,422	36,957	2,062	3,096
Realized gain (loss) on investments	9,392	8,171	(7,889)	(450)	11,063	16,931	(198)	327
Change in unrealized gain (loss) on investments	(30,793)	(77,704)	7,015	(21,505)	(68,708)	(228,255)	(4,309)	(22,769)
Reinvested capital gains	43,604	42,780	7,113	11,710	118,469	125,868	11,103	15,696

Net increase (decrease) in contract owners’ equity resulting from operations	30,955	(14,798)	10,262	(6,610)	87,246	(48,499)	8,658	(3,650)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	2,027	108,227	-	-
Transfers between funds	-	-	33,194	6,731	(84,419)	(32,181)	-	-
Redemptions (note 3)	(70,004)	(24,607)	(118,873)	(66,411)	(270,053)	(174,374)	(9,380)	(20,397)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(212)	-	-	-	-
Adjustments to maintain reserves	(12)	(16)	(15)	(15)	(56)	(51)	(17)	(14)

Net equity transactions	(70,016)	(24,623)	(85,694)	(59,907)	(352,501)	(98,379)	(9,397)	(20,411)

Net change in contract owners’ equity	(39,061)	(39,421)	(75,432)	(66,517)	(265,255)	(146,878)	(739)	(24,061)
Contract owners’ equity beginning of period	608,949	648,370	374,270	440,787	2,013,090	2,159,968	138,345	162,406

Contract owners’ equity end of period	$569,888	608,949	298,838	374,270	1,747,835	2,013,090	137,606	138,345

CHANGES IN UNITS:
Beginning units	47,727	49,582	31,462	36,375	158,808	166,610	10,857	12,424
Units purchased	-	-	2,936	1,330	164	9,869	-	-
Units redeemed	(5,586)	(1,855)	(10,113)	(6,243)	(28,451)	(17,671)	(734)	(1,567)

Ending units	42,141	47,727	24,285	31,462	130,521	158,808	10,123	10,857

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,437	16,235	151	131	13,214	13,263	10,088	2,349
Realized gain (loss) on investments	(10,214)	10,856	(1)	(9)	1,423	(2,833)	(164)	771
Change in unrealized gain (loss) on investments	14,254	(102,180)	119	(275)	9,156	(26,168)	(424)	(17,467)
Reinvested capital gains	40,405	49,994	13	31	1,463	3,093	2,361	4,706

Net increase (decrease) in contract owners’ equity resulting from operations	48,882	(25,095)	282	(122)	25,256	(12,645)	11,861	(9,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	529	526	525	468	8,946	-	6,318	85,970
Transfers between funds	(74,707)	93,276	-	-	131,517	221,521	23,968	(32,799)
Redemptions (note 3)	(654,734)	(160,862)	-	(463)	(109,848)	(17,702)	(19,486)	(23,656)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(12)	-	-	-	-	-	-
Adjustments to maintain reserves	(24)	(3)	-	(6)	(38)	(29)	(2)	(24)

Net equity transactions	(728,936)	(67,075)	525	(1)	30,577	203,790	10,798	29,491

Net change in contract owners’ equity	(680,054)	(92,170)	807	(123)	55,833	191,145	22,659	19,850
Contract owners’ equity beginning of period	1,161,607	1,253,777	6,713	6,836	679,981	488,836	563,934	544,084

Contract owners’ equity end of period	$481,553	1,161,607	7,520	6,713	735,814	679,981	586,593	563,934

CHANGES IN UNITS:
Beginning units	94,097	99,128	539	538	55,563	38,904	42,466	40,200
Units purchased	41	8,356	41	37	14,620	29,113	2,645	7,711
Units redeemed	(56,551)	(13,387)	-	(36)	(12,316)	(12,454)	(1,903)	(5,445)

Ending units	37,587	94,097	580	539	57,867	55,563	43,208	42,466

	TRF2		GBF		GVIDA		NVDBL2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(77)	(144)	37,559	37,419	10,755	2,222	5,892	3,911
Realized gain (loss) on investments	8,645	4,209	(100,048)	(60,164)	233,593	395,194	2,738	13,129
Change in unrealized gain (loss) on investments	(3,637)	(4,373)	72,824	(47,647)	(257,314)	(475,016)	10,394	(39,956)
Reinvested capital gains	-	-	-	-	215,502	-	16,625	15,438

Net increase (decrease) in contract owners’ equity resulting from operations	4,931	(308)	10,335	(70,392)	202,536	(77,600)	35,649	(7,478)

Equity transactions:
Purchase payments received from contract owners (note 3)	183	184	47,670	30,276	6,620	34,328	4,148	6,835
Transfers between funds	-	-	124,686	141,126	(167,810)	(149,472)	6,000	17,809
Redemptions (note 3)	(16,203)	(7,991)	(1,064,264)	(553,293)	(470,532)	(577,268)	(16,329)	(71,854)
Annuity benefits	-	-	(2,174)	(2,224)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(31)	(152)	(14)	-	-	-
Adjustments to maintain reserves	22	(29)	(235)	(134)	(76)	(75)	(22)	(25)

Net equity transactions	(15,998)	(7,836)	(894,348)	(384,401)	(631,812)	(692,487)	(6,203)	(47,235)

Net change in contract owners’ equity	(11,067)	(8,144)	(884,013)	(454,793)	(429,276)	(770,087)	29,446	(54,713)
Contract owners’ equity beginning of period	55,762	63,906	5,657,190	6,111,983	3,348,897	4,118,984	697,099	751,812

Contract owners’ equity end of period	$44,695	55,762	4,773,177	5,657,190	2,919,621	3,348,897	726,545	697,099

CHANGES IN UNITS:
Beginning units	3,840	4,378	387,938	414,421	173,552	208,877	44,911	47,801
Units purchased	11	12	50,349	30,296	349	5,960	639	1,559
Units redeemed	(1,036)	(550)	(109,971)	(56,779)	(33,719)	(41,285)	(1,023)	(4,449)

Ending units	2,815	3,840	328,316	387,938	140,182	173,552	44,527	44,911

	NVDCA2		GVIDC		GVIDM		GVDMA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$373	178	36,955	23,718	163,209	102,033	75,800	22,466
Realized gain (loss) on investments	84	5,111	12,200	49,749	938,173	890,388	376,921	725,567
Change in unrealized gain (loss) on investments	648	(6,721)	2,174	(335,848)	(1,018,868)	(2,695,755)	(560,960)	(1,298,885)
Reinvested capital gains	1,889	1,391	109,184	210,203	1,517,662	1,258,886	1,040,432	299,723

Net increase (decrease) in contract owners’ equity resulting from operations	2,994	(41)	160,513	(52,178)	1,600,176	(444,448)	932,193	(251,129)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,625	1,680	13,418	35,115	194,537	246,043	95,636	40,535
Transfers between funds	5,545	2,143	(41,640)	(301,006)	(582,863)	(500,757)	(308,957)	(242,525)
Redemptions (note 3)	(74)	(24,351)	(597,216)	(789,684)	(3,459,346)	(4,171,078)	(1,184,753)	(2,714,590)
Annuity benefits	-	-	(34,449)	(35,293)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(952)	-	(296)	(229)	(56)
Adjustments to maintain reserves	(1)	(5)	35,218	8,597	(209)	(120)	(81)	(212)

Net equity transactions	7,095	(20,533)	(624,669)	(1,083,223)	(3,847,881)	(4,426,208)	(1,398,384)	(2,916,848)

Net change in contract owners’ equity	10,089	(20,574)	(464,156)	(1,135,401)	(2,247,705)	(4,870,656)	(466,191)	(3,167,977)
Contract owners’ equity beginning of period	39,357	59,931	5,589,187	6,724,588	29,295,579	34,166,235	14,500,365	17,668,342

Contract owners’ equity end of period	$49,446	39,357	5,125,031	5,589,187	27,047,874	29,295,579	14,034,174	14,500,365

CHANGES IN UNITS:
Beginning units	2,225	3,338	385,476	459,109	1,689,762	1,938,210	777,869	931,094
Units purchased	419	212	9,609	3,701	17,035	43,637	2,093	37,200
Units redeemed	(5)	(1,325)	(52,450)	(77,334)	(232,461)	(292,085)	(78,185)	(190,425)

Ending units	2,639	2,225	342,635	385,476	1,474,336	1,689,762	701,777	777,869

	GVDMC		MCIF		MCIF2		SAM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$50,984	31,335	418	(695)	(556)	(8,798)	(139,681)	(168,951)
Realized gain (loss) on investments	239,356	328,354	10,496	42,320	86,111	256,180	-	-
Change in unrealized gain (loss) on investments	(237,956)	(885,211)	21,136	(82,622)	111,593	(508,852)	-	-
Reinvested capital gains	273,868	438,951	35,921	28,552	227,789	173,587	269	-

Net increase (decrease) in contract owners’ equity resulting from operations	326,252	(86,571)	67,971	(12,445)	424,937	(87,883)	(139,412)	(168,951)

Equity transactions:
Purchase payments received from contract owners (note 3)	37,263	36,844	200	5,127	4,551	25,755	1,485,833	2,236,572
Transfers between funds	(34,704)	(71,800)	66,242	(59,044)	216,419	43,514	3,475,474	4,134,866
Redemptions (note 3)	(875,544)	(1,580,778)	(51,452)	(73,385)	(183,049)	(443,926)	(6,627,496)	(8,472,764)
Annuity benefits	(44,358)	(45,662)	-	-	-	-	(2,938)	(3,070)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(53)	(33)	(94)	-	(10)	(3)	(59)
Adjustments to maintain reserves	46,157	10,831	(22)	17	(13)	(10)	2,779	589

Net equity transactions	(871,186)	(1,650,618)	14,935	(127,379)	37,908	(374,677)	(1,666,351)	(2,103,866)

Net change in contract owners’ equity	(544,934)	(1,737,189)	82,906	(139,824)	462,845	(462,560)	(1,805,763)	(2,272,817)
Contract owners’ equity beginning of period	8,055,407	9,792,596	332,629	472,453	2,383,700	2,846,260	14,582,587	16,855,404

Contract owners’ equity end of period	$7,510,473	8,055,407	415,535	332,629	2,846,545	2,383,700	12,776,824	14,582,587

CHANGES IN UNITS:
Beginning units	493,861	591,877	12,623	17,254	98,080	112,584	1,436,234	1,641,047
Units purchased	7,005	9,025	2,655	564	8,580	7,608	651,062	968,508
Units redeemed	(59,598)	(107,041)	(2,044)	(5,195)	(8,074)	(22,112)	(816,628)	(1,173,321)

Ending units	441,268	493,861	13,234	12,623	98,586	98,080	1,270,668	1,436,234

	NVMIG6		GVDIVI		GVDIV2		NVMLG2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2	(201)	541	40	4,795	(635)	(292)	(375)
Realized gain (loss) on investments	(178)	28	(144)	(120)	(20,931)	(11,352)	(1,414)	719
Change in unrealized gain (loss) on investments	(692)	(1,352)	716	(1,765)	23,804	(14,399)	(4,055)	(3,181)
Reinvested capital gains	339	1,193	-	-	-	-	6,206	3,560

Net increase (decrease) in contract owners’ equity resulting from operations	(529)	(332)	1,113	(1,845)	7,668	(26,386)	445	723

Equity transactions:
Purchase payments received from contract owners (note 3)	46	60	-	-	8,754	4,862	1,523	-
Transfers between funds	-	30	-	-	3,462	(53,375)	(3,153)	13,711
Redemptions (note 3)	(3,707)	(834)	(368)	(411)	(74,203)	(32,641)	(14,854)	(4,925)
Annuity benefits	-	-	-	-	(1,176)	(1,364)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(19)	(23)
Adjustments to maintain reserves	(6)	(4)	(1)	-	(29)	(38)	7	3

Net equity transactions	(3,667)	(748)	(369)	(411)	(63,192)	(82,556)	(16,496)	8,766

Net change in contract owners’ equity	(4,196)	(1,080)	744	(2,256)	(55,524)	(108,942)	(16,051)	9,489
Contract owners’ equity beginning of period	19,151	20,231	27,618	29,874	385,522	494,464	50,650	41,161

Contract owners’ equity end of period	$14,955	19,151	28,362	27,618	329,998	385,522	34,599	50,650

CHANGES IN UNITS:
Beginning units	1,779	1,847	3,256	3,305	44,599	53,643	3,379	2,809
Units purchased	4	8	-	-	1,474	1,229	619	1,522
Units redeemed	(347)	(76)	(43)	(49)	(9,378)	(10,273)	(1,708)	(952)

Ending units	1,436	1,779	3,213	3,256	36,695	44,599	2,290	3,379

	NVMLV2		NVMMG2		NVMMV2		SCGF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$11,944	(6,560)	(482)	(678)	1,757	(793)	(7,486)	(8,859)
Realized gain (loss) on investments	99,777	160,735	(7,412)	(1,448)	(2,215)	(12,755)	(847)	35,890
Change in unrealized gain (loss) on investments	(42,837)	(597,238)	3,105	(11,832)	12,147	(28,165)	(95,650)	(129,674)
Reinvested capital gains	273,674	317,932	5,277	10,625	11,245	32,324	137,227	96,203

Net increase (decrease) in contract owners’ equity resulting from operations	342,558	(125,131)	488	(3,333)	22,934	(9,389)	33,244	(6,440)

Equity transactions:
Purchase payments received from contract owners (note 3)	30,315	18,360	264	-	29,436	3,213	9,469	3,246
Transfers between funds	(6,350)	(79,122)	(16,489)	28,655	195,714	(95,364)	(120,029)	55,752
Redemptions (note 3)	(396,835)	(376,962)	(2,111)	(2,929)	(63,968)	(57,001)	(75,702)	(78,099)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(29)	(27)	-	-	-	(35)	-	-
Adjustments to maintain reserves	(141)	(43)	(16)	(8)	(43)	(36)	(105)	(12)

Net equity transactions	(373,040)	(437,794)	(18,352)	25,718	161,139	(149,223)	(186,367)	(19,113)

Net change in contract owners’ equity	(30,482)	(562,925)	(17,864)	22,385	184,073	(158,612)	(153,123)	(25,553)
Contract owners’ equity beginning of period	2,634,015	3,196,940	63,578	41,193	150,490	309,102	720,817	746,370

Contract owners’ equity end of period	$2,603,533	2,634,015	45,714	63,578	334,563	150,490	567,694	720,817

CHANGES IN UNITS:
Beginning units	198,968	230,538	4,371	2,793	8,836	17,459	45,215	46,424
Units purchased	4,790	2,322	501	2,518	11,721	2,696	1,407	5,438
Units redeemed	(32,314)	(33,892)	(1,877)	(940)	(3,712)	(11,319)	(13,063)	(6,647)

Ending units	171,444	198,968	2,995	4,371	16,845	8,836	33,559	45,215

	SCVF		SCVF2		SCF		SCF2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(306)	(330)	(6,892)	(7,841)	(2,063)	(1,973)	(11,618)	(12,671)
Realized gain (loss) on investments	6,152	2,436	43,877	133,887	4,932	2,348	82,997	69,204
Change in unrealized gain (loss) on investments	3,029	(17,177)	75,884	(306,929)	10,993	(38,214)	(30,641)	(212,053)
Reinvested capital gains	7,180	8,889	95,467	103,445	45,482	30,032	174,796	124,393

Net increase (decrease) in contract owners’ equity resulting from operations	16,055	(6,182)	208,336	(77,438)	59,344	(7,807)	215,534	(31,127)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2,383	38,900	11,530	192	2,415	23,361	2,874
Transfers between funds	529	(1,269)	37,735	(34,608)	(2,219)	(474)	(13,182)	(29,288)
Redemptions (note 3)	(14,433)	(2,912)	(107,164)	(179,866)	(15,469)	(3,185)	(143,716)	(116,176)
Annuity benefits	-	-	-	-	-	-	(1,087)	(1,138)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(9)	(42)	-	-	-	(4)
Adjustments to maintain reserves	(9)	5	(130)	(146)	13	(29)	(118)	(116)

Net equity transactions	(13,913)	(1,793)	(30,668)	(203,132)	(17,483)	(1,273)	(134,742)	(143,848)

Net change in contract owners’ equity	2,142	(7,975)	177,668	(280,570)	41,861	(9,080)	80,792	(174,975)
Contract owners’ equity beginning of period	79,764	87,739	885,594	1,166,164	283,775	292,855	1,116,212	1,291,187

Contract owners’ equity end of period	$81,906	79,764	1,063,262	885,594	325,636	283,775	1,197,004	1,116,212

CHANGES IN UNITS:
Beginning units	3,300	3,374	41,521	50,506	11,517	11,568	46,149	51,709
Units purchased	43	90	3,640	1,056	29	110	2,344	822
Units redeemed	(624)	(164)	(4,969)	(10,041)	(672)	(161)	(7,594)	(6,382)

Ending units	2,719	3,300	40,192	41,521	10,874	11,517	40,899	46,149

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$401	963	(297,280)	(381,670)	(194,384)	(271,214)	39	(32)
Realized gain (loss) on investments	(1,734)	(1,227)	785,065	1,829,147	784,734	1,841,760	(1,103)	(1,197)
Change in unrealized gain (loss) on investments	3,076	(1,470)	(9,796,829)	(7,093,186)	(7,496,645)	(5,860,043)	930	1,344
Reinvested capital gains	-	-	10,224,804	7,476,940	7,585,179	5,728,387	71	436

Net increase (decrease) in contract owners’ equity resulting from operations	1,743	(1,734)	915,760	1,831,231	678,884	1,438,890	(63)	551

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	361,401	394,328	152,161	164,462	-	-
Transfers between funds	4,825	34,303	(483,322)	(301,078)	(639,341)	(387,482)	-	(28,868)
Redemptions (note 3)	(64,402)	(61,869)	(4,397,025)	(4,865,316)	(3,826,069)	(4,703,775)	(3,850)	(1,392)
Annuity benefits	-	-	(14,901)	(17,050)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(10,885)	(11,653)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(101)	(778)	(442)	(2,836)	-	-
Adjustments to maintain reserves	(17)	(5)	3,081	4,291	(4,696)	(4,296)	4	(12)

Net equity transactions	(59,594)	(27,571)	(4,541,752)	(4,797,256)	(4,318,387)	(4,933,927)	(3,846)	(30,272)

Net change in contract owners’ equity	(57,851)	(29,305)	(3,625,992)	(2,966,025)	(3,639,503)	(3,495,037)	(3,909)	(29,721)
Contract owners’ equity beginning of period	144,982	174,287	48,075,762	51,041,787	36,367,750	39,862,787	8,726	38,447

Contract owners’ equity end of period	$87,131	144,982	44,449,770	48,075,762	32,728,247	36,367,750	4,817	8,726

CHANGES IN UNITS:
Beginning units	13,668	16,278	2,039,713	2,244,672	1,539,791	1,750,475	614	2,541
Units purchased	500	4,848	18,780	21,794	9,838	20,730	-	1,309
Units redeemed	(6,059)	(7,458)	(213,480)	(226,753)	(194,005)	(231,414)	(277)	(3,236)

Ending units	8,109	13,668	1,845,013	2,039,713	1,355,624	1,539,791	337	614

	NVRE2		AMSRS		ALVGIB		ALVIVB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$6,779	15,439	(731)	(1,019)	(6,268)	(550)	(583)	3,534
Realized gain (loss) on investments	(99,436)	(99,450)	12,568	3,652	138,331	160,147	(50,964)	(51,327)
Change in unrealized gain (loss) on investments	64,819	(211,697)	(2,014)	(27,319)	(84,904)	(154,892)	43,545	53,608
Reinvested capital gains	94,694	197,347	7,194	21,221	109,019	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,856	(98,361)	17,017	(3,465)	156,178	4,705	(8,002)	5,815

Equity transactions:
Purchase payments received from contract owners (note 3)	9,216	5,991	(11)	-	51,710	10,716	-	-
Transfers between funds	(9,513)	(205,744)	(23,231)	753	(31,589)	(92,051)	(40,000)	-
Redemptions (note 3)	(194,830)	(129,900)	(15,067)	3,537	(334,728)	(353,905)	(16,474)	(55,496)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(5)	-	-	-	(5)	-	-
Adjustments to maintain reserves	(78)	(98)	(17)	(28)	(165)	(100)	2	(92)

Net equity transactions	(195,208)	(329,756)	(38,326)	4,262	(314,772)	(435,345)	(56,472)	(55,588)

Net change in contract owners’ equity	(128,352)	(428,117)	(21,309)	797	(158,594)	(430,640)	(64,474)	(49,773)
Contract owners’ equity beginning of period	1,198,966	1,627,083	232,409	231,612	1,922,312	2,352,952	365,506	415,279

Contract owners’ equity end of period	$1,070,614	1,198,966	211,100	232,409	1,763,718	1,922,312	301,032	365,506

CHANGES IN UNITS:
Beginning units	89,488	113,421	11,063	10,867	99,036	121,141	21,773	24,981
Units purchased	1,856	19,193	-	34	4,475	641	-	-
Units redeemed	(16,006)	(43,126)	(1,851)	162	(20,753)	(22,746)	(3,597)	(3,208)

Ending units	75,338	89,488	9,212	11,063	82,758	99,036	18,176	21,773

	ALVPGB		ALVSVB		DVMCSS		DVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(10,219)	(9,888)	(23,281)	(21,415)	(167)	(746)	(345)	(845)
Realized gain (loss) on investments	53,990	43,284	267,629	111,657	(1,088)	(18,673)	33,807	30,408
Change in unrealized gain (loss) on investments	(136,263)	(30,308)	186,933	(826,562)	6,542	(9,491)	(6,123)	(54,430)
Reinvested capital gains	103,417	73,938	170,047	518,623	5,657	23,246	20,045	17,845

Net increase (decrease) in contract owners’ equity resulting from operations	10,925	77,026	601,328	(217,697)	10,944	(5,664)	47,384	(7,022)

Equity transactions:
Purchase payments received from contract owners (note 3)	50,309	20,610	34,404	4,530	960	878	10	3,321
Transfers between funds	182,151	16,520	17,835	(45,679)	-	(34,901)	(26,926)	4,599
Redemptions (note 3)	(142,237)	(76,664)	(579,305)	(274,116)	(3,325)	(11)	(27,671)	(42,115)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	-	-	-	-	-	(55)
Adjustments to maintain reserves	(81)	(31)	(96)	(224)	(20)	(4)	58	(48)

Net equity transactions	90,133	(39,565)	(527,162)	(315,489)	(2,385)	(34,038)	(54,529)	(34,298)

Net change in contract owners’ equity	101,058	37,461	74,166	(533,186)	8,559	(39,702)	(7,145)	(41,320)
Contract owners’ equity beginning of period	845,072	807,611	2,906,247	3,439,433	80,714	120,416	241,717	283,037

Contract owners’ equity end of period	$946,130	845,072	2,980,413	2,906,247	89,273	80,714	234,572	241,717

CHANGES IN UNITS:
Beginning units	43,631	45,639	101,663	112,116	7,670	11,061	9,079	10,279
Units purchased	12,715	3,430	2,933	1,843	88	7,308	23	360
Units redeemed	(8,115)	(5,438)	(20,240)	(12,296)	(316)	(10,699)	(2,015)	(1,560)

Ending units	48,231	43,631	84,356	101,663	7,442	7,670	7,087	9,079

	FCA2S		FHIBS		FVK2		FQB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,666	3,434	114,143	121,637	(1,203)	(1,716)	34,147	40,950
Realized gain (loss) on investments	(24,549)	(9,000)	(7,337)	(16,353)	2,629	11,023	23,726	36,919
Change in unrealized gain (loss) on investments	(12,947)	(50,856)	180,872	(191,333)	(9,909)	(24,835)	(21,126)	(95,104)
Reinvested capital gains	-	1,069	-	-	7,572	20,936	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,830)	(55,353)	287,678	(86,049)	(911)	5,408	36,747	(17,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,980	3,390	10,014	45,698	29,601	494	2,781	2,646
Transfers between funds	(31,819)	3,254	8,242	74,894	(47,035)	12,739	(108,960)	132,541
Redemptions (note 3)	(77,320)	(88,696)	(328,371)	(574,821)	(20,553)	(34,212)	(142,397)	(219,914)
Annuity benefits	-	-	(516)	(528)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2)	(9)	-	-	-	-	-	-
Adjustments to maintain reserves	(44)	(85)	(217)	(130)	(5)	(9)	(6)	(19)

Net equity transactions	(105,205)	(82,146)	(310,848)	(454,887)	(37,992)	(20,988)	(248,582)	(84,746)

Net change in contract owners’ equity	(140,035)	(137,499)	(23,170)	(540,936)	(38,903)	(15,580)	(211,835)	(101,981)
Contract owners’ equity beginning of period	661,836	799,335	2,320,138	2,861,074	133,955	149,535	1,469,009	1,570,990

Contract owners’ equity end of period	$521,801	661,836	2,296,968	2,320,138	95,052	133,955	1,257,174	1,469,009

CHANGES IN UNITS:
Beginning units	54,483	60,860	105,531	125,472	7,514	8,819	93,418	98,605
Units purchased	757	554	1,721	7,109	1,796	1,190	1,253	8,796
Units redeemed	(9,816)	(6,931)	(15,137)	(27,050)	(4,086)	(2,495)	(16,831)	(13,983)

Ending units	45,424	54,483	92,115	105,531	5,224	7,514	77,840	93,418

	FQBS		FEIP		FVSS2		FHIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$71,325	85,545	74,910	157,603	(4,917)	(5,170)	243,315	347,239
Realized gain (loss) on investments	(11)	5,387	(182,140)	(182,135)	169,643	123,846	186,029	(77,554)
Change in unrealized gain (loss) on investments	7,060	(139,555)	873,379	(1,374,030)	(48,266)	(197,974)	349,208	(629,516)
Reinvested capital gains	-	-	553,926	903,020	-	1,374	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,374	(48,623)	1,320,075	(495,542)	116,460	(77,924)	778,552	(359,831)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,291	60,880	87,376	45,836	8,882	50,278	14,741	113,969
Transfers between funds	(26,003)	(91,506)	(114,527)	(174,429)	(87,684)	5,341	(28,404)	713,804
Redemptions (note 3)	(358,963)	(463,460)	(818,195)	(1,019,104)	(206,640)	(151,396)	(582,876)	(787,679)
Annuity benefits	-	-	(4,104)	(4,207)	(893)	(978)	(1,511)	(1,619)
Contract maintenance charges (note 2)	-	-	(1,726)	(1,702)	-	-	(1,105)	(1,256)
Contingent deferred sales charges (note 2)	(6)	-	(416)	(375)	(15)	(8)	(65)	-
Adjustments to maintain reserves	(110)	(131)	(45)	(88)	(23)	(128)	292	194

Net equity transactions	(369,791)	(494,217)	(851,637)	(1,154,069)	(286,373)	(96,891)	(598,928)	37,413

Net change in contract owners’ equity	(291,417)	(542,840)	468,438	(1,649,611)	(169,913)	(174,815)	179,624	(322,418)
Contract owners’ equity beginning of period	3,171,400	3,714,240	8,584,316	10,233,927	1,629,033	1,803,848	6,257,775	6,580,193

Contract owners’ equity end of period	$2,879,983	3,171,400	9,052,754	8,584,316	1,459,120	1,629,033	6,437,399	6,257,775

CHANGES IN UNITS:
Beginning units	207,106	238,549	348,971	394,042	74,615	79,068	377,558	375,714
Units purchased	8,214	20,703	4,281	4,719	1,246	3,578	982	63,334
Units redeemed	(31,758)	(52,146)	(36,765)	(49,790)	(13,832)	(8,031)	(34,749)	(61,490)

Ending units	183,562	207,106	316,487	348,971	62,029	74,615	343,791	377,558

	FAMGP		FAMGS		FAMG2		FAMP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(627)	(2,331)	1,706	311	867	(265)	468	2,366
Realized gain (loss) on investments	23,875	17,460	22,108	42,612	2,045	7,866	80,613	32,265
Change in unrealized gain (loss) on investments	(30,273)	(32,378)	(26,139)	(48,629)	(4,040)	(12,316)	(142,824)	(227,664)
Reinvested capital gains	17,327	787	8,685	394	5,566	251	88,287	163,805

Net increase (decrease) in contract owners’ equity resulting from operations	10,302	(16,462)	6,360	(5,312)	4,438	(4,464)	26,544	(29,228)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,901	14,102	-	2,905	-	5	2,214	37,691
Transfers between funds	(3,779)	22,867	1,286	(44,789)	-	50	(118,562)	12,611
Redemptions (note 3)	(117,465)	(48,466)	(62,178)	(68,167)	(8,764)	(23,106)	(153,383)	(246,834)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(294)	(293)	-	-	-	-	(251)	(261)
Contingent deferred sales charges (note 2)	(17)	-	(153)	-	-	-	(50)	-
Adjustments to maintain reserves	(28)	(58)	(48)	(44)	(38)	(57)	(35)	(36)

Net equity transactions	(119,682)	(11,848)	(61,093)	(110,095)	(8,802)	(23,108)	(270,067)	(196,829)

Net change in contract owners’ equity	(109,380)	(28,310)	(54,733)	(115,407)	(4,364)	(27,572)	(243,523)	(226,057)
Contract owners’ equity beginning of period	1,255,453	1,283,763	622,119	737,526	395,258	422,830	2,174,725	2,400,782

Contract owners’ equity end of period	$1,146,073	1,255,453	567,386	622,119	390,894	395,258	1,931,202	2,174,725

CHANGES IN UNITS:
Beginning units	60,464	61,021	35,452	41,502	29,199	30,869	98,691	107,603
Units purchased	130	1,865	72	167	-	4	566	2,482
Units redeemed	(5,979)	(2,422)	(3,600)	(6,217)	(653)	(1,674)	(12,972)	(11,394)

Ending units	54,615	60,464	31,924	35,452	28,546	29,199	86,285	98,691

	FAMS		FAM2		FBP		FBS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$5,168	7,153	1,560	2,497	(11,094)	10,015	5,625	10,467
Realized gain (loss) on investments	5,224	8,649	4,178	5,936	99,601	251,807	8,617	18,733
Change in unrealized gain (loss) on investments	(45,131)	(138,127)	(27,104)	(68,657)	257,050	(728,525)	52,432	(113,261)
Reinvested capital gains	62,261	108,487	29,654	53,236	286,101	387,324	54,391	74,442

Net increase (decrease) in contract owners’ equity resulting from operations	27,522	(13,838)	8,288	(6,988)	631,658	(79,379)	121,065	(9,619)

Equity transactions:
Purchase payments received from contract owners (note 3)	338,956	14,850	-	(67)	64,895	146,288	4,161	3,000
Transfers between funds	134	(14,345)	(34,496)	-	(3,534)	(378,555)	(92,461)	10,809
Redemptions (note 3)	(500,955)	(84,358)	(71,600)	(31,243)	(1,283,132)	(1,281,046)	(201,774)	(290,076)
Annuity benefits	-	-	-	-	(2,189)	(2,292)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,807)	(1,973)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(114)	-	-	-
Adjustments to maintain reserves	(70)	(52)	(51)	(22)	266	295	(57)	(52)

Net equity transactions	(161,935)	(83,905)	(106,147)	(31,332)	(1,225,615)	(1,517,283)	(290,131)	(276,319)

Net change in contract owners’ equity	(134,413)	(97,743)	(97,859)	(38,320)	(593,957)	(1,596,662)	(169,066)	(285,938)
Contract owners’ equity beginning of period	1,484,154	1,581,897	731,165	769,485	11,756,331	13,352,993	2,264,268	2,550,206

Contract owners’ equity end of period	$1,349,741	1,484,154	633,306	731,165	11,162,374	11,756,331	2,095,202	2,264,268

CHANGES IN UNITS:
Beginning units	76,295	80,520	47,172	49,100	385,859	434,666	105,527	118,246
Units purchased	17,814	747	-	-	5,018	6,013	198	2,818
Units redeemed	(26,118)	(4,972)	(7,248)	(1,928)	(44,025)	(54,820)	(13,654)	(15,537)

Ending units	67,991	76,295	39,924	47,172	346,852	385,859	92,071	105,527

	FB2		FDCA2		FDCAS		FEIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,216	3,667	(9,272)	(12,409)	(199)	(501)	86,241	160,923
Realized gain (loss) on investments	15,663	19,232	66,521	87,491	1,427	13,624	(335,763)	(143,392)
Change in unrealized gain (loss) on investments	28,503	(80,230)	(108,537)	(182,797)	(5,682)	(24,026)	923,646	(1,181,652)
Reinvested capital gains	38,780	50,405	64,780	100,770	7,483	11,919	485,101	761,529

Net increase (decrease) in contract owners’ equity resulting from operations	84,162	(6,926)	13,492	(6,945)	3,029	1,016	1,159,225	(402,592)

Equity transactions:
Purchase payments received from contract owners (note 3)	717	-	3,947	3,219	-	18,440	347,609	44,304
Transfers between funds	(23,833)	36,615	(88,245)	88,233	21	(172)	(101,523)	(67,046)
Redemptions (note 3)	(117,154)	(146,101)	(135,915)	(185,456)	(4,581)	(34,922)	(1,119,906)	(595,823)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(463)	(110)
Adjustments to maintain reserves	(22)	(29)	(9)	(49)	3	(32)	(127)	(135)

Net equity transactions	(140,292)	(109,515)	(220,222)	(94,053)	(4,557)	(16,686)	(874,410)	(618,810)

Net change in contract owners’ equity	(56,130)	(116,441)	(206,730)	(100,998)	(1,528)	(15,670)	284,815	(1,021,402)
Contract owners’ equity beginning of period	1,565,042	1,681,483	1,669,184	1,770,182	197,184	212,854	7,446,632	8,468,034

Contract owners’ equity end of period	$1,508,912	1,565,042	1,462,454	1,669,184	195,656	197,184	7,731,447	7,446,632

CHANGES IN UNITS:
Beginning units	87,296	93,094	110,200	116,427	12,070	13,050	373,340	402,616
Units purchased	47	3,137	377	8,024	4	1,141	20,795	8,583
Units redeemed	(7,759)	(8,935)	(14,989)	(14,251)	(306)	(2,121)	(61,397)	(37,859)

Ending units	79,584	87,296	95,588	110,200	11,768	12,070	332,738	373,340

	FEI2		FGIP		FGIS		FGI2
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$84,034	177,537	12,677	32,118	31,060	53,280	14,776	26,558
Realized gain (loss) on investments	(318,969)	(128,890)	89,848	197,032	98,312	272,706	107,254	183,104
Change in unrealized gain (loss) on investments	1,015,792	(1,608,269)	253,031	(663,954)	256,372	(822,374)	120,823	(534,224)
Reinvested capital gains	620,836	1,007,681	277,950	264,734	315,283	307,394	209,810	193,114

Net increase (decrease) in contract owners’ equity resulting from operations	1,401,693	(551,941)	633,506	(170,070)	701,027	(188,994)	452,663	(131,448)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,741	54,115	31,976	163,208	18,457	191,437	22,660	12,345
Transfers between funds	(83,275)	(108,424)	(3,469)	(103,321)	(63,571)	(117,287)	(55,105)	(50,422)
Redemptions (note 3)	(1,389,491)	(1,148,675)	(503,112)	(732,958)	(605,083)	(1,032,341)	(378,789)	(452,978)
Annuity benefits	-	-	(228)	(237)	(10,484)	(2,652)	-	-
Contract maintenance charges (note 2)	-	-	(957)	(993)	-	-	-	-
Contingent deferred sales charges (note 2)	(195)	(510)	-	(511)	(413)	-	(22)	(41)
Adjustments to maintain reserves	(148)	(44)	(59)	(56)	(272)	(1,025)	(129)	(96)

Net equity transactions	(1,428,368)	(1,203,538)	(475,849)	(674,868)	(661,366)	(961,868)	(411,385)	(491,192)

Net change in contract owners’ equity	(26,675)	(1,755,479)	157,657	(844,938)	39,661	(1,150,862)	41,278	(622,640)
Contract owners’ equity beginning of period	9,431,738	11,187,217	4,687,378	5,532,316	5,268,438	6,419,300	3,449,325	4,071,965

Contract owners’ equity end of period	$9,405,063	9,431,738	4,845,035	4,687,378	5,308,099	5,268,438	3,490,603	3,449,325

CHANGES IN UNITS:
Beginning units	530,119	594,958	178,970	203,647	238,203	285,159	214,214	243,776
Units purchased	8,428	6,355	3,364	8,099	1,131	4,649	1,570	5,336
Units redeemed	(84,770)	(71,194)	(20,587)	(32,776)	(30,233)	(51,605)	(26,313)	(34,898)

Ending units	453,777	530,119	161,747	178,970	209,101	238,203	189,471	214,214

	FGP		FGS		FG2		FHIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(115,740)	(109,492)	(78,951)	(76,893)	(70,601)	(79,286)	120,228	180,344
Realized gain (loss) on investments	399,852	897,221	615,559	758,707	284,951	360,357	(21,256)	(28,614)
Change in unrealized gain (loss) on investments	(1,200,229)	(549,289)	(1,383,467)	(423,588)	(939,989)	(94,688)	272,811	(309,126)
Reinvested capital gains	835,496	299,847	794,564	287,876	660,924	234,414	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,621)	538,287	(52,295)	546,102	(64,715)	420,797	371,783	(157,396)

Equity transactions:
Purchase payments received from contract owners (note 3)	83,986	33,076	42,094	25,691	75,507	35,581	8,636	5,877
Transfers between funds	(216,979)	(146,604)	(260,140)	(30,571)	(177,547)	(89,894)	(74,541)	315,811
Redemptions (note 3)	(658,106)	(1,400,550)	(829,969)	(996,715)	(769,753)	(822,841)	(418,782)	(287,887)
Annuity benefits	(200)	(208)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,116)	(2,180)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(167)	(614)	-	(77)	-	(231)	-	-
Adjustments to maintain reserves	(77)	(117)	(86)	(81)	(179)	(93)	(107)	(53)

Net equity transactions	(793,659)	(1,517,197)	(1,048,101)	(1,001,753)	(871,972)	(877,478)	(484,794)	33,748

Net change in contract owners’ equity	(874,280)	(978,910)	(1,100,396)	(455,651)	(936,687)	(456,681)	(113,011)	(123,648)
Contract owners’ equity beginning of period	9,199,844	10,178,754	8,766,451	9,222,102	7,180,110	7,636,791	3,039,847	3,163,495

Contract owners’ equity end of period	$8,325,564	9,199,844	7,666,055	8,766,451	6,243,423	7,180,110	2,926,836	3,039,847

CHANGES IN UNITS:
Beginning units	337,965	394,918	367,969	411,021	581,589	654,436	210,183	208,487
Units purchased	4,413	4,869	2,334	7,058	6,846	10,158	1,028	20,442
Units redeemed	(34,325)	(61,822)	(47,156)	(50,110)	(80,410)	(83,005)	(32,408)	(18,746)

Ending units	308,053	337,965	323,147	367,969	508,025	581,589	178,803	210,183

	FHI2		FIP		FIGBP		FMCP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$103,958	147,343	54,895	158,424	98,300	139,294	(18,313)	(21,120)
Realized gain (loss) on investments	99,568	109,622	480,132	2,434,189	(13,952)	38,272	36,833	72,225
Change in unrealized gain (loss) on investments	100,338	(421,134)	1,447,000	(2,567,067)	253,540	(361,502)	74,869	(423,787)
Reinvested capital gains	-	-	20,908	14,001	4,693	8,448	142,842	315,998

Net increase (decrease) in contract owners’ equity resulting from operations	303,864	(164,169)	2,002,935	39,547	342,581	(175,488)	236,231	(56,684)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,264	2,690	98,836	150,528	37,657	50,687	126,506	41,930
Transfers between funds	(78,880)	812,470	413,025	(164,485)	(232,409)	(135,923)	10,686	(11,841)
Redemptions (note 3)	(275,829)	(304,071)	(1,928,261)	(2,132,751)	(1,199,035)	(892,691)	(285,540)	(323,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,518)	(1,595)	(657)	(776)	(1,833)	(1,917)
Contingent deferred sales charges (note 2)	-	(2)	(845)	(166)	(131)	(4)	(319)	(1,130)
Adjustments to maintain reserves	(82)	(82)	(351)	(64)	(112)	(167)	36	(89)

Net equity transactions	(331,527)	511,005	(1,419,114)	(2,148,533)	(1,394,687)	(978,874)	(150,464)	(296,953)

Net change in contract owners’ equity	(27,663)	346,836	583,821	(2,108,986)	(1,052,106)	(1,154,362)	85,767	(353,637)
Contract owners’ equity beginning of period	2,566,990	2,220,154	20,123,483	22,232,469	9,816,897	10,971,259	2,366,202	2,719,839

Contract owners’ equity end of period	$2,539,327	2,566,990	20,707,304	20,123,483	8,764,791	9,816,897	2,451,969	2,366,202

CHANGES IN UNITS:
Beginning units	173,658	142,253	822,977	908,022	476,871	523,278	40,027	44,778
Units purchased	2,821	52,978	24,695	10,749	9,381	7,231	2,832	745
Units redeemed	(24,441)	(21,573)	(80,563)	(95,794)	(75,010)	(53,638)	(5,418)	(5,496)

Ending units	152,038	173,658	767,109	822,977	411,242	476,871	37,441	40,027

	FMCS		FMC2		FMMP		FOP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(33,021)	(39,755)	(99,344)	(123,082)	(43,068)	(58,484)	1,814	(5,324)
Realized gain (loss) on investments	62,773	148,242	258,750	304,765	-	-	(277,571)	(144,718)
Change in unrealized gain (loss) on investments	221,265	(1,054,762)	285,099	(2,275,575)	-	-	(173,498)	325,089
Reinvested capital gains	370,734	810,737	816,332	1,700,024	-	-	10,583	7,226

Net increase (decrease) in contract owners’ equity resulting from operations	621,751	(135,538)	1,260,837	(393,868)	(43,068)	(58,484)	(438,672)	182,273

Equity transactions:
Purchase payments received from contract owners (note 3)	15,340	6,256	81,139	255,965	393,297	1,049,308	90,210	43,737
Transfers between funds	(108,907)	(301,873)	(426,773)	384,875	670,818	1,359,476	(29,003)	(77,074)
Redemptions (note 3)	(397,006)	(436,357)	(1,685,380)	(1,208,158)	(1,655,739)	(2,871,902)	(628,296)	(714,973)
Annuity benefits	-	-	(951)	(1,013)	-	-	(849)	(942)
Contract maintenance charges (note 2)	-	-	-	-	(678)	(755)	(1,272)	(1,469)
Contingent deferred sales charges (note 2)	-	-	(29)	(1,412)	(794)	(40)	(7)	(454)
Adjustments to maintain reserves	(51)	(68)	(312)	(58)	(78)	(132)	374	423

Net equity transactions	(490,624)	(732,042)	(2,032,306)	(569,801)	(593,174)	(464,045)	(568,843)	(750,752)

Net change in contract owners’ equity	131,127	(867,580)	(771,469)	(963,669)	(636,242)	(522,529)	(1,007,515)	(568,479)
Contract owners’ equity beginning of period	6,084,894	6,952,474	13,262,847	14,226,516	4,519,603	5,042,132	6,975,366	7,543,845

Contract owners’ equity end of period	$6,216,021	6,084,894	12,491,378	13,262,847	3,883,361	4,519,603	5,967,851	6,975,366

CHANGES IN UNITS:
Beginning units	99,430	110,806	389,521	406,269	365,560	402,886	353,433	390,733
Units purchased	521	943	3,284	27,671	116,392	237,357	6,485	3,942
Units redeemed	(8,419)	(12,319)	(61,104)	(44,419)	(164,026)	(274,683)	(36,896)	(41,242)

Ending units	91,532	99,430	331,701	389,521	317,926	365,560	323,022	353,433

	FOS		FO2		FV2		FVSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,980	5,325	2,770	3,736	(812)	(420)	-	35
Realized gain (loss) on investments	(56,460)	(25,437)	(51,322)	(61,162)	18,597	23,439	14,621	7,108
Change in unrealized gain (loss) on investments	(56,587)	42,539	(112,484)	670	14,433	(90,350)	(9,630)	(12,831)
Reinvested capital gains	2,644	1,834	3,950	2,659	1,899	59,545	-	104

Net increase (decrease) in contract owners’ equity resulting from operations	(105,423)	24,261	(157,086)	(54,097)	34,117	(7,786)	4,991	(5,584)

Equity transactions:
Purchase payments received from contract owners (note 3)	249	1,755	29,180	2,499	-	-	-	2,349
Transfers between funds	(14,511)	299,644	36,262	1,358,338	1,398	(47,990)	(27,807)	6,483
Redemptions (note 3)	(156,152)	(158,842)	(239,090)	(265,764)	(42,562)	(28,573)	(3,451)	(12,791)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1)	(33)	-	-	-	-
Adjustments to maintain reserves	(14)	(98)	(109)	(55)	(62)	32	9	1

Net equity transactions	(170,428)	142,459	(173,758)	1,094,985	(41,226)	(76,531)	(31,249)	(3,958)

Net change in contract owners’ equity	(275,851)	166,720	(330,844)	1,040,888	(7,109)	(84,317)	(26,258)	(9,542)
Contract owners’ equity beginning of period	1,763,779	1,597,059	2,541,116	1,500,228	358,882	443,199	122,431	131,973

Contract owners’ equity end of period	$1,487,928	1,763,779	2,210,272	2,541,116	351,773	358,882	96,173	122,431

CHANGES IN UNITS:
Beginning units	105,016	96,139	220,079	131,974	19,083	23,065	5,110	5,297
Units purchased	18	18,517	7,066	119,715	107	32	32	373
Units redeemed	(10,554)	(9,640)	(22,876)	(31,610)	(2,234)	(4,014)	(1,437)	(560)

Ending units	94,480	105,016	204,269	220,079	16,956	19,083	3,705	5,110

	FVS		OVIGS		OVGS		OVGSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$62	679	(131)	(92)	(23)	521	(12,297)	(4,143)
Realized gain (loss) on investments	(686)	858	(53)	1	(6,734)	(1,042)	257,907	131,408
Change in unrealized gain (loss) on investments	22,338	(38,654)	(2,630)	-	(10,047)	(7,979)	(557,832)	(286,236)
Reinvested capital gains	1,175	33,518	1,049	-	13,830	16,528	230,965	270,413

Net increase (decrease) in contract owners’ equity resulting from operations	22,889	(3,599)	(1,765)	(91)	(2,974)	8,028	(81,257)	111,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	6,318	-	65	5,218	4,820	2,114
Transfers between funds	32	(1,488)	7,381	42,808	(10,076)	850	(217,138)	156,302
Redemptions (note 3)	(5,992)	(9,864)	(2,038)	-	(22,683)	(46,441)	(379,609)	(521,507)
Annuity benefits	-	-	-	-	-	-	(1,410)	(1,576)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(112)	(179)
Adjustments to maintain reserves	(20)	(4)	(8)	2	34	(44)	(81)	(162)

Net equity transactions	(5,980)	(11,356)	11,653	42,810	(32,660)	(40,417)	(593,530)	(365,008)

Net change in contract owners’ equity	16,909	(14,955)	9,888	42,719	(35,634)	(32,389)	(674,787)	(253,566)
Contract owners’ equity beginning of period	215,163	230,118	42,719	-	225,879	258,268	3,914,957	4,168,523

Contract owners’ equity end of period	$232,072	215,163	52,607	42,719	190,245	225,879	3,240,170	3,914,957

CHANGES IN UNITS:
Beginning units	10,947	11,500	4,631	-	9,251	10,880	166,416	181,662
Units purchased	3	1	1,515	4,631	36	307	1,464	10,620
Units redeemed	(296)	(554)	(225)	-	(1,415)	(1,936)	(28,533)	(25,866)

Ending units	10,654	10,947	5,921	4,631	7,872	9,251	139,347	166,416

	OVGIS		OVSC		OVSCS		OVSB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(11,096)	(22,845)	(1,960)	(743)	(4,664)	(3,389)	5,191	8,646
Realized gain (loss) on investments	198,616	128,249	14,798	46,607	3,872	25,185	(6,790)	(1,988)
Change in unrealized gain (loss) on investments	(302,016)	(727,300)	31,833	(135,441)	44,034	(145,619)	9,224	(12,431)
Reinvested capital gains	503,781	710,392	13,388	62,049	19,787	82,115	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	389,285	88,496	58,059	(27,528)	63,029	(41,708)	7,625	(5,773)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,933	25,709	2,124	2,459	33,156	5,500	15,137	3,303
Transfers between funds	(164,009)	(134,690)	27,340	(72,194)	12,991	64,537	(15,931)	4,658
Redemptions (note 3)	(684,847)	(384,376)	(37,736)	(36,326)	(226,816)	(38,869)	(50,501)	(39,095)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(181)	(65)	(19)	(27)	(27)	(20)	(12)	(21)

Net equity transactions	(830,112)	(493,422)	(8,291)	(106,088)	(180,696)	31,148	(51,307)	(31,155)

Net change in contract owners’ equity	(440,827)	(404,926)	49,768	(133,616)	(117,667)	(10,560)	(43,682)	(36,928)
Contract owners’ equity beginning of period	4,386,194	4,791,120	314,047	447,663	539,534	550,094	175,358	212,286

Contract owners’ equity end of period	$3,945,367	4,386,194	363,815	314,047	421,867	539,534	131,676	175,358

CHANGES IN UNITS:
Beginning units	225,918	251,712	11,155	14,785	34,671	32,819	17,781	20,807
Units purchased	5,143	3,485	1,513	83	2,922	7,709	1,601	831
Units redeemed	(46,496)	(29,279)	(1,595)	(3,713)	(14,289)	(5,857)	(6,740)	(3,857)

Ending units	184,565	225,918	11,073	11,155	23,304	34,671	12,642	17,781

	OVSBS		PMVFAD		PMVLAD		PMVEBD
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$122,436	188,502	(144)	363	3,038	25,775	1,545	1,764
Realized gain (loss) on investments	(30,654)	89,088	(8,787)	(25,655)	(10,129)	7,012	2,590	(10,628)
Change in unrealized gain (loss) on investments	89,090	(417,720)	11,048	7,145	10,216	(41,865)	(1,209)	6,938
Reinvested capital gains	-	-	-	397	-	-	-	32

Net increase (decrease) in contract owners’ equity resulting from operations	180,872	(140,130)	2,117	(17,750)	3,125	(9,078)	2,926	(1,894)

Equity transactions:
Purchase payments received from contract owners (note 3)	105,714	13,681	-	-	6,918	2,167	7,538	-
Transfers between funds	(81,676)	(91,991)	86,414	(82,207)	35,643	162,550	36,981	(55,265)
Redemptions (note 3)	(663,556)	(746,095)	(67,356)	(10,301)	(251,283)	(107,112)	(7,228)	(5)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(61)	-	(4)	-	(3)	-	-
Adjustments to maintain reserves	(113)	(205)	9	(19)	(11)	(128)	2	2

Net equity transactions	(639,647)	(824,671)	19,067	(92,531)	(208,733)	57,474	37,293	(55,268)

Net change in contract owners’ equity	(458,775)	(964,801)	21,184	(110,281)	(205,608)	48,396	40,219	(57,162)
Contract owners’ equity beginning of period	3,747,089	4,711,890	143,633	253,914	1,172,967	1,124,571	5,919	63,081

Contract owners’ equity end of period	$3,288,314	3,747,089	164,817	143,633	967,359	1,172,967	46,138	5,919

CHANGES IN UNITS:
Beginning units	205,323	248,662	13,126	21,232	101,142	95,889	634	6,507
Units purchased	8,214	2,841	7,307	4,158	6,769	46,145	7,444	4,390
Units redeemed	(42,494)	(46,180)	(5,793)	(12,264)	(24,770)	(40,892)	(3,652)	(10,263)

Ending units	171,043	205,323	14,640	13,126	83,141	101,142	4,426	634

	PVGIB		PVGOB		PVTIGB		PVTSCB
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$823	1,156	(896)	-	2,056	65	122	(127)
Realized gain (loss) on investments	19,782	15,825	15	-	(779)	(143)	2,267	5,306
Change in unrealized gain (loss) on investments	(8,112)	(30,643)	4,646	-	(4,667)	(649)	1,588	(13,735)
Reinvested capital gains	3,946	-	-	-	-	-	4,580	5,915

Net increase (decrease) in contract owners’ equity resulting from operations	16,439	(13,662)	3,765	-	(3,390)	(727)	8,557	(2,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,583	-	-	-	-	-	-	3
Transfers between funds	885	11,027	637,640	-	-	(462)	(91)	(1,033)
Redemptions (note 3)	(30,604)	(5,337)	(1,209)	-	(3,849)	(3,140)	(13,050)	(8,355)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(2)	-	-	-
Adjustments to maintain reserves	15	(42)	(5)	-	(11)	(12)	3	5

Net equity transactions	(28,121)	5,648	636,426	-	(3,862)	(3,614)	(13,138)	(9,380)

Net change in contract owners’ equity	(11,682)	(8,014)	640,191	-	(7,252)	(4,341)	(4,581)	(12,021)
Contract owners’ equity beginning of period	131,141	139,155	-	-	96,466	100,807	45,828	57,849

Contract owners’ equity end of period	$119,459	131,141	640,191	-	89,214	96,466	41,247	45,828

CHANGES IN UNITS:
Beginning units	6,651	6,503	-	-	6,357	6,576	2,127	2,537
Units purchased	120	1,539	61,996	-	-	-	-	-
Units redeemed	(1,433)	(1,391)	(117)	-	(261)	(219)	(616)	(410)

Ending units	5,338	6,651	61,879	-	6,096	6,357	1,511	2,127

	PVTVB		ACEG2		ACC2		AVGI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$689	(182)	(19,717)	(23,797)	7,181	20,667	(173)	(172)
Realized gain (loss) on investments	(16,654)	29,052	146,402	294,529	144,776	336,809	2,300	20,321
Change in unrealized gain (loss) on investments	(4,746)	(198,506)	(272,742)	(206,766)	90,551	(683,417)	(979)	(28,677)
Reinvested capital gains	24,965	116,837	154,244	10,632	287,950	11,709	2,819	5,048

Net increase (decrease) in contract owners’ equity resulting from operations	4,254	(52,799)	8,187	74,598	530,458	(314,232)	3,967	(3,480)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	85,180	20,747	238,598	8,221	241,535	19	19
Transfers between funds	(637,253)	(15,019)	(97,187)	(267,378)	8,495	(405,069)	(4,499)	(5,074)
Redemptions (note 3)	(21,595)	(93,584)	(235,707)	(265,496)	(406,379)	(686,293)	(2,304)	(33,997)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	-	(10)	(150)	(171)	(19)	-	-
Adjustments to maintain reserves	(53)	(40)	(142)	(72)	(157)	(61)	(11)	8

Net equity transactions	(658,909)	(23,463)	(312,299)	(294,498)	(389,991)	(849,907)	(6,795)	(39,044)

Net change in contract owners’ equity	(654,655)	(76,262)	(304,112)	(219,900)	140,467	(1,164,139)	(2,828)	(42,524)
Contract owners’ equity beginning of period	654,655	730,917	1,886,304	2,106,204	3,672,470	4,836,609	45,163	87,687

Contract owners’ equity end of period	$-	654,655	1,582,192	1,886,304	3,812,937	3,672,470	42,335	45,163

CHANGES IN UNITS:
Beginning units	34,932	36,089	106,159	122,995	189,558	231,791	2,897	5,234
Units purchased	35	5,284	1,576	13,924	1,997	12,856	1	1
Units redeemed	(34,967)	(6,441)	(19,717)	(30,760)	(21,330)	(55,089)	(406)	(2,338)

Ending units	-	34,932	88,018	106,159	170,225	189,558	2,492	2,897

	AVCE2		AVIE2		AVMCCI		VWHAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(4,093)	(1,822)	37	299	(1,250)	(1,058)	(2,148)	(2,346)
Realized gain (loss) on investments	48,077	10,469	11,945	2,386	4,931	4,547	(55,473)	(87,690)
Change in unrealized gain (loss) on investments	(33,964)	(130,367)	(14,844)	(8,567)	2,121	(22,296)	161,945	22,158
Reinvested capital gains	41,667	72,148	-	-	7,881	12,398	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,687	(49,572)	(2,862)	(5,882)	13,683	(6,409)	104,324	(67,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,275	1,311	-	-	16	30	23,323	528
Transfers between funds	(17,340)	(1,075)	-	-	1,679	(2,906)	207,449	(126,595)
Redemptions (note 3)	(144,752)	(15,698)	(23,469)	(2,798)	(13,789)	(5,457)	(79,645)	(783)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	-	-	-	-	-	-	-
Adjustments to maintain reserves	(51)	(20)	(12)	(47)	(23)	(23)	(19)	3

Net equity transactions	(160,875)	(15,482)	(23,481)	(2,845)	(12,117)	(8,356)	151,108	(126,847)

Net change in contract owners’ equity	(109,188)	(65,054)	(26,343)	(8,727)	1,566	(14,765)	255,432	(194,725)
Contract owners’ equity beginning of period	644,102	709,156	154,696	163,423	124,420	139,185	91,349	286,074

Contract owners’ equity end of period	$534,914	644,102	128,353	154,696	125,986	124,420	346,781	91,349

CHANGES IN UNITS:
Beginning units	42,621	43,593	6,841	6,963	6,197	6,573	16,595	34,151
Units purchased	157	330	-	-	78	37	40,964	3,628
Units redeemed	(10,140)	(1,302)	(1,089)	(122)	(680)	(413)	(13,486)	(21,184)

Ending units	32,638	42,621	5,752	6,841	5,595	6,197	44,073	16,595

	VWHA		WRASP		WFVSCG		MIGSC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,141)	(2,468)	(3,566)	(7,981)	(1,875)	(4,659)	-	3,745
Realized gain (loss) on investments	(5,076)	(36,107)	(71,590)	6,061	(34,867)	39,169	-	418,244
Change in unrealized gain (loss) on investments	62,124	(42,180)	46,983	(280,035)	31,925	(65,606)	-	(534,358)
Reinvested capital gains	-	-	-	185,844	11,165	36,270	-	126,911

Net increase (decrease) in contract owners’ equity resulting from operations	55,907	(80,755)	(28,173)	(96,111)	6,348	5,174	-	14,542

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,583	14,760	931	180	-	985
Transfers between funds	(3,244)	(100,289)	(13,568)	(127,942)	(1,246)	(260,394)	-	(1,429,600)
Redemptions (note 3)	(4,522)	(29,367)	(303,960)	(122,930)	(170,180)	(29,976)	-	(34,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	(14)	(50)	6	(107)	56	-	19

Net equity transactions	(7,789)	(129,670)	(315,995)	(236,106)	(170,602)	(290,134)	-	(1,462,702)

Net change in contract owners’ equity	48,118	(210,425)	(344,168)	(332,217)	(164,254)	(284,960)	-	(1,448,160)
Contract owners’ equity beginning of period	136,899	347,324	856,785	1,189,002	275,437	560,397	-	1,448,160

Contract owners’ equity end of period	$185,017	136,899	512,617	856,785	111,183	275,437	-	-

CHANGES IN UNITS:
Beginning units	24,400	40,710	59,145	74,382	12,006	23,608	-	80,623
Units purchased	-	-	204	1,051	798	43,319	-	54
Units redeemed	(1,211)	(16,310)	(22,788)	(16,288)	(8,243)	(54,921)	-	(80,677)

Ending units	23,189	24,400	36,561	59,145	4,561	12,006	-	-

	FHIPR		FHI2R		FHISR		FO2R
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(1,913)	-	(996)	-	(223)	-	(5,376)
Realized gain (loss) on investments	-	(29)	-	1,680	-	(669)	-	278,907
Change in unrealized gain (loss) on investments	-	37,462	-	29,918	-	14,051	-	(151,149)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	35,520	-	30,602	-	13,159	-	122,382

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,531	-	6,017	-	-	-	14,637
Transfers between funds	-	(900,605)	-	(755,995)	-	(308,733)	-	(1,579,367)
Redemptions (note 3)	-	(20,974)	-	(36,684)	-	(13,539)	-	(38,858)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(111)	-	-	-	(2)
Adjustments to maintain reserves	-	(12)	-	(7)	-	(15)	-	(47)

Net equity transactions	-	(918,060)	-	(786,780)	-	(322,287)	-	(1,603,637)

Net change in contract owners’ equity	-	(882,540)	-	(756,178)	-	(309,128)	-	(1,481,255)
Contract owners’ equity beginning of period	-	882,540	-	756,178	-	309,128	-	1,481,255

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	63,422	-	54,288	-	21,666	-	96,924
Units purchased	-	2,533	-	4,443	-	161	-	1,355
Units redeemed	-	(65,955)	-	(58,731)	-	(21,827)	-	(98,279)

Ending units	-	-	-	-	-	-	-	-

	FOSR		FAGRS		FAGR2
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(1,101)	-	(129)	-	(1,995)
Realized gain (loss) on investments	-	96,431	-	19,933	-	267,995
Change in unrealized gain (loss) on investments	-	(69,409)	-	(19,790)	-	(278,389)
Reinvested capital gains	-	-	-	3,144	-	48,307

Net increase (decrease) in contract owners’ equity resulting from operations	-	25,921	-	3,158	-	35,918

Equity transactions:
Purchase payments received from contract owners (note 3)	-	379	-	-	-	22,445
Transfers between funds	-	(307,699)	-	(32,597)	-	(591,169)
Redemptions (note 3)	-	(20,228)	-	(10,897)	-	(5,808)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(18)	-	-	-	-
Adjustments to maintain reserves	-	(12)	-	5	-	(20)

Net equity transactions	-	(327,578)	-	(43,489)	-	(574,552)

Net change in contract owners’ equity	-	(301,657)	-	(40,331)	-	(538,634)
Contract owners’ equity beginning of period	-	301,657	-	40,331	-	538,634

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	19,365	-	2,424	-	34,379
Units purchased	-	37	-	351	-	1,342
Units redeemed	-	(19,402)	-	(2,775)	-	(35,721)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

AB FUNDS

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

FEDERATED INVESTORS

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

OPPENHEIMER FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVG

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

PUTNAM INVESTMENTS

VT Growth & Income Fund: Class IB (PVGIB)

VT Growth Opportunities Fund: Class IB (PVGOB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VT Voyager Fund: Class IB (PVTVB)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following pages illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charge - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.	-	-	-
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:	-	-	-
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege	-	-	-
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.	-	-	-
Hardship Waiver for Tax Sheltered Annuities.	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	-	-	-
Death Benefit Options:	-	-	-
Allows enhanced provisions in place of the standard death benefit	-	-	-
One-Year Enhanced	-	-	0.15%(3)
Greater of One-Year or 5% Enhanced	-	-	0.20%(3)
One-Year Step Up	-	0.05%(2)	0.05%(4)
5% Enhanced	-	0.10%(2)	0.10%(4)
Guaranteed Minimum Income Benefit Options:	-	-	-
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).	-	-	-
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.	-	-	-
Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.	-	-	-
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.	-	-	-

Maximum Variable Account Charges(1)	1.30%	1.50%	3.65%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2016.

	Total	MLVGA3	DSIF	DSIFS	DSRG	ETVFR	FTVRDI	TIF

0.95%	$990,408	$5,187	$1,963	$5,940	$36	$124	$1,328	$87
1.00%	346,471	1,544	-	159	-	23	-	-
1.05%	96,520	861	-	-	-	54	-	46
1.10%	554,324	5,857	3,585	5,277	727	13	7,861	875
1.15%	236,872	105	51	1,064	-	98	188	-
1.20%	102,729	272	87	297	-	-	48	-
1.25%	105,829	4,403	-	2,035	-	-	-	-
1.30%	424,102	2,184	-	500	-	37	68	-
1.35%	57,196	1,454	399	302	-	-	916	46
1.40%	1,398,203	496	-	809	-	-	8	-
1.45%	59,759	-	-	297	-	-	-	-
1.50%	46,579	11	198	-	-	-	107	-
1.55%	70,307	367	-	1,329	-	-	-	-
1.60%	118,796	69	-	742	-	-	-	-
1.65%	26,489	-	-	-	-	-	-	-
1.70%	16,833	-	-	-	-	-	-	-
1.75%	12,022	-	-	-	-	-	-	-
1.80%	11,628	-	-	66	-	-	-	-
1.85%	2,401	-	-	-	-	-	-	-
1.95%	1,928	-	-	-	-	-	-	-
2.00%	12,544	-	-	-	-	-	-	-
2.15%	9,996	-	-	-	-	-	-	-

Totals	$4,701,936	$22,810	$6,283	$18,817	$763	$349	$10,524	$1,054

	FTVFA2	IVKMG1	IVKMG2	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC

0.95%	$909	$-	$247	$75	$3,775	$3,654	$2,898	$8,373
1.00%	436	-	53	9	-	372	119	1,426
1.05%	-	-	-	43	140	-	-	696
1.10%	1,637	105	213	331	2,213	3,494	2,863	5,606
1.15%	1,341	-	-	11	2,472	501	2,328	1,767
1.20%	193	-	817	-	546	1,260	567	863
1.25%	-	-	-	-	906	1,686	250	14
1.30%	46	-	-	37	411	158	1,788	2,220
1.35%	-	-	12	4	45	542	58	222
1.40%	801	-	4	-	1,182	1,627	1,454	1,756
1.45%	22	-	-	-	11	16	-	-
1.50%	-	-	-	-	8	25	15	90
1.55%	-	-	-	-	334	2,223	440	1,073
1.60%	-	-	-	-	240	738	370	2,687
1.65%	-	-	-	-	160	181	247	-
1.70%	-	-	-	-	1,274	-	-	-
1.75%	-	-	-	-	35	167	-	1,166
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	180	-	-
1.95%	-	-	-	-	-	86	-	349
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$5,385	$105	$1,346	$510	$13,752	$16,910	$13,397	$28,308

	MVIVSC	MSVF2	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.95%	$2,917	$1,161	$152	$10,116	$3,928	$5,354	$13,435	$3,022
1.00%	-	2	477	4,382	546	2,982	2,005	959
1.05%	45	-	790	1,431	143	127	208	22
1.10%	2,301	246	649	15,031	1,166	2,983	6,206	1,459
1.15%	2,891	437	-	507	242	501	229	1,495
1.20%	67	52	208	681	234	85	56	176
1.25%	172	-	-	-	-	82	146	-
1.30%	212	70	-	699	40	1,574	86	211
1.35%	-	-	-	1,516	815	31	568	-
1.40%	370	-	-	2,303	469	1,639	2,138	287
1.45%	494	-	-	-	-	-	-	-
1.50%	-	42	-	71	483	87	131	-
1.55%	-	-	-	-	-	23	471	60
1.60%	-	-	-	-	30	326	-	-
1.65%	-	-	-	-	-	50	52	-
1.70%	-	-	-	-	-	18	9	-
1.75%	-	8	-	63	-	-	-	-
1.80%	-	-	-	-	1,130	448	1,096	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	2,399	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$11,868	$2,018	$2,276	$36,800	$9,226	$16,310	$26,836	$7,691

	HIBF	GEM2	NVIE6	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.95%	$38	$4,238	$755	$459	$-	$-	$437	$1,765
1.00%	-	1,069	46	51	-	110	-	-
1.05%	-	55	-	-	-	-	-	559
1.10%	1,072	1,125	610	-	160	7	321	5,218
1.15%	-	853	-	-	-	-	11,281	182
1.20%	19	1,526	50	-	-	-	204	-
1.25%	-	37	-	-	-	-	24	-
1.30%	-	611	175	-	-	-	-	-
1.35%	727	964	-	233	-	-	-	-
1.40%	-	1,833	97	-	-	-	-	-
1.45%	-	19	21	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	716	39	-	-	-	-	-
1.60%	-	198	-	-	-	-	-	284
1.65%	-	15	-	-	-	-	-	-
1.70%	-	4	-	-	-	-	-	-
1.75%	-	4	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$1,856	$13,267	$1,793	$743	$160	$117	$12,267	$8,008

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$902	$29	$2,464	$551	$311	$-	$2,261	$1,598
1.00%	-	1,249	3,004	-	2,054	-	1,261	-
1.05%	-	-	90	-	-	-	790	-
1.10%	111	1,169	3,184	795	5,735	37	1,034	1,422
1.15%	4,904	198	4,717	-	-	-	12	579
1.20%	-	-	130	-	254	44	8	59
1.25%	-	-	104	-	21	-	-	-
1.30%	-	29	6,051	-	-	-	148	2,994
1.35%	-	47	-	-	-	-	-	-
1.40%	-	76	290	68	1,098	-	2,649	72
1.45%	-	-	-	-	-	-	-	-
1.50%	-	456	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	55	34
1.60%	-	-	-	-	2,499	-	-	-
1.65%	534	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	63	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$6,451	$3,253	$20,097	$1,414	$11,972	$81	$8,218	$6,758

	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$132	$21,532	$7,972	$1,589	$1	$10,371	$60,688	$37,252
1.00%	-	3,768	41	-	195	799	5,432	2,058
1.05%	-	802	2,151	-	-	682	1,345	235
1.10%	240	10,885	4,504	5,436	137	8,403	46,676	19,044
1.15%	-	3,510	2,820	-	-	10,789	50,323	13,491
1.20%	41	1,484	1,544	63	94	10,842	16,621	6,528
1.25%	-	3,793	1,452	-	-	149	12,119	28,445
1.30%	41	850	312	172	-	7,873	23,976	2,409
1.35%	-	2,182	487	35	12	846	4,999	3,054
1.40%	73	5,435	3,040	-	-	4,924	50,387	25,472
1.45%	-	640	694	-	-	4	10,324	5,808
1.50%	-	1	-	-	-	75	786	477
1.55%	-	1,553	835	-	-	5,347	9,312	2,268
1.60%	-	1,754	2,856	-	-	519	41,968	12,058
1.65%	52	442	6,658	-	-	2,040	2,490	2,849
1.70%	-	-	-	-	-	-	996	1,752
1.75%	-	183	-	-	63	-	180	976
1.80%	-	-	232	-	-	37	1,828	2,450
1.85%	-	116	-	446	-	-	555	168
1.95%	-	-	-	-	-	-	410	96
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	652	-	-

Totals	$579	$58,930	$35,598	$7,741	$502	$64,352	$341,415	$166,890

	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIVI	GVDIV2	NVMLG2

0.95%	$14,301	$472	$8,545	$58,385	$-	$-	$1,517	$32
1.00%	1,951	-	798	7,637	-	-	154	66
1.05%	706	-	3,278	1,098	-	-	-	-
1.10%	16,879	3,043	3,239	42,748	167	290	926	288
1.15%	13,012	-	1,303	11,772	5	-	381	73
1.20%	3,165	-	1,041	6,631	-	-	46	-
1.25%	3,208	-	201	2,739	-	-	-	-
1.30%	6,496	-	1,307	1,362	-	-	153	47
1.35%	592	344	650	1,861	11	-	50	-
1.40%	14,127	-	1,017	1,990	2	-	67	-
1.45%	963	-	1,359	1,604	-	-	27	-
1.50%	1,389	354	-	216	-	-	13	-
1.55%	330	-	569	481	-	-	20	-
1.60%	10,918	-	2,801	1,195	-	-	-	-
1.65%	861	-	-	75	-	-	-	-
1.70%	1,600	-	-	358	-	-	-	-
1.75%	1,540	-	535	280	-	-	-	-
1.80%	-	-	-	1	-	-	-	-
1.85%	194	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	920	-	-	-	-	-
2.15%	774	-	900	-	-	-	-	-

Totals	$93,006	$4,213	$28,463	$140,433	$185	$290	$3,354	$506

	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$8,917	$171	$984	$1,619	$116	$2,887	$1,310	$3,741
1.00%	2,387	16	114	167	-	240	-	181
1.05%	883	-	10	70	-	58	-	-
1.10%	3,159	256	199	1,444	658	1,279	1,543	2,779
1.15%	1,754	-	5	751	-	1,419	-	772
1.20%	1,161	-	-	53	-	534	-	785
1.25%	417	38	-	864	-	325	-	149
1.30%	686	-	-	-	-	386	-	451
1.35%	220	1	-	123	-	187	88	27
1.40%	3,717	-	277	695	-	575	-	774
1.45%	-	-	-	-	-	36	-	28
1.50%	-	-	-	-	-	-	76	15
1.55%	1,056	-	-	239	-	640	-	2,237
1.60%	3,916	-	13	207	-	471	-	245
1.65%	303	-	-	41	-	18	-	26
1.70%	89	-	-	-	-	1,297	-	32
1.75%	302	-	-	-	-	646	-	171
1.80%	207	-	-	-	-	4	-	209
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	109
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	1,213	-	-	-	-

Totals	$29,174	$482	$1,602	$7,486	$774	$11,002	$3,017	$12,731

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	AMSRS	ALVGIB	ALVIVB

0.95%	$502	$4,387	$138,624	$-	$5,938	$1,403	$4,735	$875
1.00%	177	-	73,037	-	102	464	481	134
1.05%	-	-	18,284	-	117	-	58	-
1.10%	404	6,490	46,441	52	1,664	47	4,661	339
1.15%	-	-	12,552	-	406	-	1,769	521
1.20%	-	-	8,879	-	345	-	898	32
1.25%	-	-	5,126	11	102	154	2,184	50
1.30%	-	121,708	9,725	-	211	-	1,361	61
1.35%	-	1,228	4,626	-	679	-	581	7
1.40%	-	480,309	13,200	-	2,332	54	779	421
1.45%	-	5,516	3,984	-	-	-	200	-
1.50%	-	5,927	1,681	-	14	10	63	-
1.55%	27	-	8,886	-	95	-	794	218
1.60%	-	-	7,028	-	-	-	368	650
1.65%	-	-	2,695	-	26	-	320	32
1.70%	-	-	2,910	-	-	-	-	251
1.75%	-	-	405	-	216	-	192	-
1.80%	-	-	320	-	382	-	-	32
1.85%	-	-	103	-	-	-	194	-
1.95%	-	-	669	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	944	-	-	-	1,311	257

Totals	$1,110	$625,565	$360,119	$63	$12,629	$2,132	$20,949	$3,880

	ALVPGB	ALVSVB	DVMCSS	DVSCS	FCA2S	FHIBS	FVK2	FQB

0.95%	$2,050	$7,034	$307	$373	$2,084	$4,989	$181	$2,573
1.00%	69	1,706	-	-	154	1,002	-	-
1.05%	-	1,438	-	-	1	46	-	-
1.10%	2,517	8,195	529	1,778	1,268	6,674	588	10,309
1.15%	1,142	2,220	7	32	1,345	4,752	-	-
1.20%	278	679	-	101	395	709	68	7
1.25%	-	760	-	-	86	475	-	-
1.30%	611	358	-	-	114	2,140	-	-
1.35%	4	386	-	176	184	891	50	1,164
1.40%	802	4,638	-	-	69	1,668	-	42
1.45%	71	106	-	-	-	17	-	-
1.50%	50	72	-	-	-	112	316	500
1.55%	797	2,582	-	-	-	785	-	194
1.60%	1,640	1,642	-	-	332	1,573	-	-
1.65%	188	-	-	-	109	159	-	-
1.70%	-	569	-	-	-	772	-	-
1.75%	-	128	-	-	-	5	-	-
1.80%	-	583	-	-	-	71	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	527	-	-	-	-	-	-

Totals	$10,219	$33,623	$843	$2,460	$6,141	$26,840	$1,203	$14,789

	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP

0.95%	$4,125	$-	$4,361	$-	$-	$2,517	$2,127	$-
1.00%	10,023	-	2,300	-	-	2,753	1,373	-
1.05%	156	-	86	-	-	8	1	-
1.10%	5,266	-	1,845	-	-	68	8	-
1.15%	1,198	-	1,116	-	-	-	-	-
1.20%	1,704	-	1,467	-	-	44	11	-
1.25%	2,180	-	937	-	-	21	33	-
1.30%	3,580	19,633	2,200	11,013	3,045	-	-	3,066
1.35%	669	-	246	-	-	-	-	-
1.40%	3,841	93,352	626	72,416	13,264	344	12	24,590
1.45%	-	1,705	269	713	14	-	116	470
1.50%	-	5,059	45	4,530	149	-	-	-
1.55%	367	-	899	-	-	-	26	-
1.60%	1,007	-	220	-	-	-	112	-
1.65%	28	-	156	-	-	-	-	-
1.70%	104	-	185	-	-	-	-	-
1.75%	286	-	651	-	-	-	-	-
1.80%	78	-	-	-	-	-	-	-
1.85%	-	-	30	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$34,612	$119,749	$17,639	$88,672	$16,472	$5,755	$3,819	$28,126

	FAMS	FAM2	FBP	FBS	FB2	FDCA2	FDCAS	FEIS

0.95%	$5,509	$3,476	$-	$11,254	$2,457	$3,942	$1,569	$35,447
1.00%	4,709	1,917	-	8,002	3,835	776	86	16,045
1.05%	3,739	-	-	1,047	573	560	88	7,836
1.10%	-	135	-	443	5,342	3,544	-	9,594
1.15%	-	441	-	-	875	286	-	-
1.20%	-	161	-	-	100	294	63	560
1.25%	-	80	-	-	1,175	1,508	-	55
1.30%	-	-	22,898	-	33	-	-	105
1.35%	-	-	-	-	70	84	-	2,249
1.40%	-	328	129,711	-	1,273	1,014	-	979
1.45%	-	79	1,148	-	93	-	-	1,862
1.50%	-	-	3,414	-	-	368	-	475
1.55%	-	-	-	-	-	47	-	-
1.60%	-	-	-	-	608	313	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	6,906	-	-
2.15%	-	-	-	-	-	-	-	-

Totals	$13,957	$6,617	$157,171	$20,746	$16,434	$19,642	$1,806	$75,207

	FEI2	FGIP	FGIS	FGI2	FGP	FGS	FG2	FHIS

0.95%	$29,025	$-	$23,924	$12,618	$-	$41,733	$24,648	$16,446
1.00%	5,554	-	17,165	3,286	-	27,015	8,258	8,431
1.05%	61	-	8,475	1,177	-	7,979	561	2,910
1.10%	20,516	-	-	6,037	-	485	14,731	262
1.15%	11,533	-	-	1,591	-	-	5,959	-
1.20%	3,612	-	73	1,510	-	460	3,005	35
1.25%	9,333	-	395	2,596	-	473	984	-
1.30%	3,556	11,707	14	1,838	27,140	18	707	-
1.35%	5,150	-	-	357	-	-	1,618	-
1.40%	5,523	49,061	-	1,767	82,298	-	4,380	-
1.45%	273	1,739	-	352	3,638	-	564	1,066
1.50%	323	1,302	-	-	5,897	502	771	493
1.55%	4,124	-	-	301	-	-	1,713	-
1.60%	1,454	-	-	2,194	-	-	952	-
1.65%	1,432	-	-	-	-	286	358	-
1.70%	2,087	-	-	-	-	-	962	-
1.75%	231	-	-	379	-	-	288	-
1.80%	362	-	-	-	-	-	142	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	710	-	-	720	-	-	-	-

Totals	$104,859	$63,809	$50,046	$36,723	$118,973	$78,951	$70,601	$29,643

	FHI2	FIP	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP

0.95%	$8,238	$53,242	$20,476	$-	$38,568	$47,191	$7,160	$-
1.00%	2,147	32,675	13,187	-	12,885	13,094	1,697	-
1.05%	1,107	7,042	8,037	-	3,987	190	827	-
1.10%	5,959	9,052	5,679	-	100	33,796	469	-
1.15%	3,516	1,386	1,260	-	-	6,816	2,787	-
1.20%	1,046	987	688	-	600	5,283	61	-
1.25%	843	606	15	-	131	2,061	-	-
1.30%	522	20,533	12,178	30,023	-	5,565	8,126	15,780
1.35%	92	4	6	-	-	2,121	-	-
1.40%	1,053	100,938	46,885	-	-	8,285	26,406	70,190
1.45%	-	4,208	2,426	-	1,609	1,217	192	611
1.50%	127	2,832	6	-	-	774	3,476	897
1.55%	2,870	479	387	-	-	4,925	-	-
1.60%	191	-	-	-	-	1,695	-	-
1.65%	37	580	-	-	279	687	-	-
1.70%	20	361	65	-	-	640	-	-
1.75%	3	-	-	-	-	588	-	-
1.80%	105	-	-	-	-	1,145	-	-
1.85%	-	-	-	-	47	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	915	-	-

Totals	$27,876	$234,925	$111,295	$30,023	$58,206	$136,988	$51,201	$87,478

	FOS	FO2	FV2	FVSS	FVS	OVIGS	OVGS	OVGSS

0.95%	$9,244	$8,263	$729	$610	$1,503	$74	$677	$8,185
1.00%	3,741	4,089	-	-	549	-	-	2,597
1.05%	599	21	445	-	37	-	-	390
1.10%	662	4,597	1,772	348	-	438	1,142	10,450
1.15%	-	797	-	-	-	-	-	4,955
1.20%	55	1,121	23	-	-	-	1	1,001
1.25%	59	145	-	-	-	-	-	814
1.30%	8	1,660	-	-	-	-	-	2,128
1.35%	-	113	120	-	-	-	166	857
1.40%	-	1,319	514	-	-	-	-	1,949
1.45%	1,553	-	210	-	-	-	-	103
1.50%	-	279	-	-	-	-	219	-
1.55%	-	899	-	-	-	-	-	2,380
1.60%	-	120	-	-	-	-	-	1,844
1.65%	-	134	-	-	-	-	-	473
1.70%	-	138	-	-	-	-	-	-
1.75%	-	94	8	-	-	-	-	12
1.80%	-	-	-	-	-	-	-	-
1.85%	-	173	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	209
2.00%	-	1,338	-	-	-	-	-	-
2.15%	-	323	-	-	-	-	-	-

Totals	$15,921	$25,623	$3,821	$958	$2,089	$512	$2,205	$38,347

	OVGIS	OVSC	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PMVEBD

0.95%	$13,551	$253	$239	$446	$10,650	$491	$2,753	$7
1.00%	781	-	266	-	1,958	159	3,003	15
1.05%	116	144	-	-	182	-	53	44
1.10%	11,777	3,330	2,128	984	7,420	169	2,126	6
1.15%	4,201	-	-	-	5,974	-	-	12
1.20%	2,269	1	892	-	1,694	-	61	-
1.25%	1,982	-	-	-	1,905	-	48	-
1.30%	1,725	-	-	-	4,171	-	457	78
1.35%	886	38	1,028	13	973	624	1,268	-
1.40%	3,725	-	414	10	1,299	592	2,439	-
1.45%	934	-	-	-	66	-	-	-
1.50%	12	-	1	86	116	-	361	-
1.55%	1,237	-	-	-	298	-	-	413
1.60%	2,607	-	-	-	2,729	-	-	-
1.65%	615	-	-	-	543	-	-	-
1.70%	31	-	-	-	65	-	-	-
1.75%	109	-	-	-	136	-	-	-
1.80%	281	-	-	-	14	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	981	-	-	-	-	-
2.15%	375	-	-	-	-	-	-	-

Totals	$47,214	$3,766	$5,949	$1,539	$40,193	$2,035	$12,569	$575

	PVGIB	PVGOB	PVTIGB	PVTSCB	PVTVB	ACEG2	ACC2	AVGI

0.95%	$402	$60	$120	$148	$480	$5,571	$10,067	$79
1.00%	-	25	-	-	183	327	1,540	-
1.05%	-	-	-	-	-	1	1	-
1.10%	374	229	734	159	1,695	3,661	11,713	310
1.15%	186	5	-	-	33	1,703	3,311	-
1.20%	24	39	-	-	284	360	988	-
1.25%	-	15	-	-	107	2,166	2,278	-
1.30%	380	404	-	-	2,924	1,540	1,633	-
1.35%	-	17	137	84	125	184	619	99
1.40%	45	87	-	-	629	1,242	5,193	-
1.45%	-	-	-	-	-	67	66	-
1.50%	-	9	-	23	68	-	-	-
1.55%	-	6	-	-	47	875	926	-
1.60%	-	-	-	-	-	762	815	-
1.65%	-	-	-	-	-	53	177	-
1.70%	-	-	-	-	-	56	164	-
1.75%	-	-	-	-	-	837	791	-
1.80%	-	-	-	-	-	117	61	-
1.85%	-	-	-	-	-	195	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	375	-

Totals	$1,411	$896	$991	$414	$6,575	$19,717	$40,718	$488

	AVCE2	AVIE2	AVMCCI	VWHAS	VWHA	WRASP	WFVSCG

0.95%	$1,616	$594	$5	$2,103	$242	$1,784	$331
1.00%	366	-	-	9	641	1,005	336
1.05%	-	-	-	21	-	37	620
1.10%	1,784	184	1,151	291	427	1,811	245
1.15%	353	364	23	15	5	290	1
1.20%	23	99	-	-	-	203	-
1.25%	157	-	-	-	-	-	-
1.30%	153	47	-	15	25	283	32
1.35%	-	53	163	390	-	1,897	30
1.40%	1,311	-	-	-	434	53	-
1.45%	87	-	-	-	7	41	-
1.50%	-	-	-	-	-	94	-
1.55%	341	47	-	-	-	271	-
1.60%	452	25	-	-	-	79	280
1.65%	-	28	-	-	-	-	-
1.70%	17	7	-	-	-	-	-
1.75%	237	44	-	-	-	-	-
1.80%	226	1	-	-	-	-	-
1.85%	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-

Totals	$7,123	$1,493	$1,342	$2,844	$1,781	$7,848	$1,875

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $1,392,738 and $1,852,177, respectively, and total transfers from the Account to the fixed account were $8,125,385 and $5,430,326, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $341,578 and $294,214 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and December 31, 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$390,152,397	$-	$-	$390,152,397

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$250,741	$742,970
Stock Index Fund, Inc. - Initial Shares (DSIF)	34,485	101,448
Stock Index Fund, Inc. - Service Shares (DSIFS)	327,234	458,838
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	7,994	5,621
Floating-Rate Income Fund (ETVFR)	85,190	40,996
Rising Dividends Securities Fund - Class 1 (FTVRDI)	144,549	197,185
Templeton Foreign Securities Fund - Class 1 (TIF)	3,728	20,632
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	36,228	95,301
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	1,020	190
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	24,225	21,543
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	51,729	40,551
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)	147,778	210,856
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)	189,532	290,819
New Discovery Series - Service Class (MNDSC)	57,601	159,915
Value Series - Service Class (MVFSC)	522,975	867,550
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	84,615	234,131
Core Plus Fixed Income Portfolio - Class II (MSVF2)	21,571	26,506
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	118,177	255,867
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,019,538	1,460,698
American Funds NVIT Bond Fund - Class II (GVABD2)	116,854	309,747
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	184,643	193,162
American Funds NVIT Growth Fund - Class II (GVAGR2)	692,704	383,869
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	174,344	271,934
Federated NVIT High Income Bond Fund - Class I (HIBF)	36,504	17,986
NVIT Emerging Markets Fund - Class II (GEM2)	30,222	239,952
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10,831	65,295
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	28,104	27,753
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	1,650	160
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	3,087	1,282
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	115,738	20,255
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	88,302	184,053
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	58,807	76,456
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	50,398	124,941
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	165,128	372,682
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	14,579	10,795
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	56,865	740,935
NVIT Core Bond Fund - Class I (NVCBD1)	759	69
NVIT Core Bond Fund - Class II (NVCBD2)	214,190	168,898
NVIT Core Plus Bond Fund - Class II (NVLCP2)	55,927	32,679
NVIT Nationwide Fund - Class II (TRF2)	523	16,620
NVIT Government Bond Fund - Class I (GBF)	756,295	1,612,850
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	262,449	667,927
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	39,000	22,665
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	9,948	591
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	321,218	834,961
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,172,491	4,339,293
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,362,552	1,644,624
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	501,939	1,094,423
NVIT Mid Cap Index Fund - Class I (MCIF)	113,733	62,436
NVIT Mid Cap Index Fund - Class II (MCIF2)	489,334	224,179
NVIT Money Market Fund - Class I (SAM)	3,463,686	5,272,226
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	602	3,921
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	831	658
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	18,523	76,894
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	15,376	25,965
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	367,446	454,727
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	12,730	26,271
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	241,520	67,336
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	156,910	213,430
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	8,717	15,747
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	173,281	115,242
NVIT Multi-Manager Small Company Fund - Class I (SCF)	47,160	21,237
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	212,128	183,575
NVIT Short Term Bond Fund - Class II (NVSTB2)	6,859	66,035
NVIT Large Cap Growth Fund - Class I (NVOLG1)	10,591,240	5,208,556
NVIT Large Cap Growth Fund - Class II (NVOLG2)	7,917,240	4,840,140
Templeton NVIT International Value Fund - Class III (NVTIV3)	173	3,913

NVIT Real Estate Fund - Class II (NVRE2)	137,477	231,134
Socially Responsive Portfolio - I Class Shares (AMSRS)	9,794	41,640
VPS Growth and Income Portfolio - Class B (ALVGIB)	201,490	413,347
VPS International Value Portfolio - Class B (ALVIVB)	3,297	60,354
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	332,738	149,327
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	260,440	640,739
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	7,247	4,121
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	23,263	58,151
Managed Tail Risk Fund II: Service Shares (FCA2S)	13,737	116,232
High Income Bond Fund II - Service Shares (FHIBS)	178,458	374,946
Kaufmann Fund II - Primary Shares (FVK2)	7,572	39,190
Quality Bond Fund II - Primary Shares (FQB)	67,032	281,459
Quality Bond Fund II - Service Shares (FQBS)	197,233	495,588
Equity-Income Portfolio - Initial Class (FEIP)	797,564	1,020,322
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	32,666	323,934
High Income Portfolio - Initial Class (FHIP)	340,305	696,210
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	34,196	137,150
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	17,400	68,054
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	10,252	12,583
VIP Asset Manager Portfolio - Initial Class (FAMP)	126,203	307,480
VIP Asset Manager Portfolio - Service Class (FAMS)	420,431	514,867
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	37,831	112,714
VIP Balanced Portfolio - Initial Class (FBP)	515,818	1,466,691
VIP Balanced Portfolio - Service Class (FBS)	80,814	310,872
VIP Balanced Portfolio - Service Class 2 (FB2)	56,430	156,703
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	76,767	241,473
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	9,137	6,413
VIP Equity-Income Portfolio - Service Class (FEIS)	1,081,864	1,384,806
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	898,888	1,622,237
VIP Growth & Income Portfolio - Initial Class (FGIP)	422,553	607,717
VIP Growth & Income Portfolio - Service Class (FGIS)	413,986	728,736
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	277,072	463,741
VIP Growth Portfolio - Initial Class (FGP)	874,517	948,344
VIP Growth Portfolio - Service Class (FGS)	835,446	1,167,848
VIP Growth Portfolio - Service Class 2 (FG2)	702,211	983,681
VIP High Income Portfolio - Service Class (FHIS)	158,792	523,251
VIP High Income Portfolio - Service Class 2 (FHI2)	164,687	392,173
VIP Index 500 Portfolio - Initial Class (FIP)	884,794	2,227,754
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	365,019	1,656,602
VIP Mid Cap Portfolio - Initial Class (FMCP)	303,573	329,545
VIP Mid Cap Portfolio - Service Class (FMCS)	417,814	570,674
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	890,328	2,205,333
VIP Money Market Portfolio - Initial Class (FMMP)	923,673	1,559,837
VIP Overseas Portfolio - Initial Class (FOP)	122,611	679,433
VIP Overseas Portfolio - Service Class (FOS)	23,545	186,335
VIP Overseas Portfolio - Service Class 2 (FO2)	97,589	264,519
VIP Value Portfolio - Service Class 2 (FV2)	6,095	46,173
VIP Value Strategies Portfolio - Service Class (FVSS)	1,694	32,952
VIP Value Portfolio - Service Class (FVS)	3,387	8,109
International Growth Fund/VA- Service Shares (OVIGS)	15,127	2,547
Global Securities Fund/VA - Non-Service Shares (OVGS)	19,823	38,709
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	344,418	719,201
Main Street Fund(R)/VA - Service Class (OVGIS)	747,810	1,085,056
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	52,797	49,641
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	67,404	232,951
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	7,829	53,933
Global Strategic Income Fund/VA: Service Shares (OVSBS)	364,945	882,042
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	90,828	71,915
Low Duration Portfolio - Advisor Class (PMVLAD)	93,477	299,160

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	78,188	39,352
VT Growth & Income Fund: Class IB (PVGIB)	8,768	32,134
VT Growth Opportunities Fund: Class IB (PVGOB)	637,669	2,098
VT International Equity Fund: Class IB (PVTIGB)	3,047	4,842
VT Small Cap Value Fund: Class IB (PVTSCB)	5,117	13,554
VT Voyager Fund: Class IB (PVTVB)	32,805	666,041
VI American Franchise Fund - Series II Shares (ACEG2)	193,085	370,716
VI Comstock Fund - Series II Shares (ACC2)	353,902	448,605
VI Core Equity Fund - Series I Shares (AVGI)	3,135	7,275
VI Core Equity Fund - Series II Shares (AVCE2)	46,239	169,490
VI International Growth Fund - Series II Shares (AVIE2)	1,530	24,963
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	10,201	15,664
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	249,846	100,866
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	640	9,547
Variable Insurance Portfolios - Asset Strategy (WRASP)	6,752	326,262
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	30,356	191,560

	$51,823,918	$68,320,580

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Allocation V.I. Fund - Class III (MLVGA3)
2016	0.95%	to	1.55%	114,523	$15.78	to	$15.06	$1,784,930	1.07%	2.82%	to	2.20%
2015	0.95%	to	1.60%	146,175	15.35	to	14.69	2,215,679	1.04%	-1.94%	to	-2.59%
2014	0.95%	to	1.60%	140,339	15.65	to	15.08	2,170,823	2.22%	0.96%	to	0.30%
2013	0.95%	to	1.70%	142,150	15.50	to	14.96	2,183,074	0.97%	13.33%	to	12.47%
2012	0.95%	to	1.70%	168,317	13.68	to	13.30	2,286,916	1.32%	8.92%	to	8.09%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.95%	to	1.50%	24,961	24.39	to	22.49	598,298	1.99%	10.65%	to	10.04%
2015	0.95%	to	1.50%	29,347	22.04	to	20.44	635,030	1.83%	0.15%	to	-0.41%
2014	0.95%	to	1.50%	29,638	22.01	to	20.52	641,174	1.72%	12.35%	to	11.72%
2013	0.95%	to	1.50%	36,717	19.59	to	18.37	707,651	1.83%	30.77%	to	30.05%
2012	0.95%	to	1.50%	50,707	14.98	to	14.12	748,654	1.99%	14.64%	to	14.00%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2016	0.95%	to	1.80%	64,894	26.62	to	23.67	1,684,953	1.75%	10.39%	to	9.44%
2015	0.95%	to	1.80%	72,979	24.12	to	21.62	1,724,940	1.54%	-0.09%	to	-0.95%
2014	0.95%	to	1.80%	74,895	24.14	to	21.83	1,779,961	1.49%	12.03%	to	11.07%
2013	0.95%	to	1.80%	95,774	21.55	to	19.66	2,029,663	1.62%	30.45%	to	29.34%
2012	0.95%	to	1.80%	104,351	16.52	to	15.20	1,684,440	1.77%	14.37%	to	13.39%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.95%	to	1.10%	3,569	21.08	to	20.62	73,680	1.32%	9.33%	to	9.16%
2015	0.95%	to	1.10%	3,820	19.28	to	18.88	72,233	1.11%	-4.11%	to	-4.26%
2014	0.95%	to	1.10%	4,685	20.10	to	19.72	92,610	1.07%	12.37%	to	12.20%
2013	0.95%	to	1.10%	5,119	17.89	to	17.58	90,206	1.31%	33.07%	to	32.87%
2012	0.95%	to	1.10%	6,697	13.44	to	13.23	88,907	0.85%	10.91%	to	10.74%
Floating-Rate Income Fund (ETVFR)
2016	0.95%	to	1.30%	5,961	10.51	to	10.42	62,534	3.59%	7.91%	to	7.53%
2015	0.95%	to	1.30%	1,710	9.74	to	9.69	16,619	2.87%	-1.93%	to	-2.28%
2014			1.20%	1,982			9.92	19,659	0.84%			-0.81%	****
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2016	0.95%	to	1.40%	38,141	25.49	to	23.85	950,548	1.57%	15.23%	to	14.70%
2015	0.95%	to	1.50%	45,531	22.12	to	20.51	986,227	1.66%	-4.33%	to	-4.86%
2014	0.95%	to	1.50%	51,315	23.12	to	21.56	1,164,183	1.55%	7.97%	to	7.37%
2013	0.95%	to	1.50%	55,290	21.42	to	20.08	1,163,914	1.75%	28.82%	to	28.10%
2012	0.95%	to	1.50%	66,712	16.63	to	15.67	1,093,267	1.82%	11.11%	to	10.49%
Templeton Foreign Securities Fund - Class 1 (TIF)
2016	0.95%	to	1.35%	5,341	17.49	to	16.48	91,309	2.14%	6.47%	to	6.04%
2015	0.95%	to	1.35%	6,555	16.42	to	15.55	105,556	3.48%	-7.20%	to	-7.57%
2014	0.95%	to	1.35%	7,607	17.70	to	16.82	132,118	2.11%	-11.73%	to	-12.09%
2013	0.95%	to	1.35%	8,833	20.05	to	19.13	174,111	2.51%	22.10%	to	21.61%
2012	0.95%	to	1.35%	10,629	16.42	to	15.73	171,931	3.14%	17.47%	to	16.99%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2016	0.95%	to	1.40%	35,569	13.50	to	12.98	473,365	3.99%	12.11%	to	11.60%
2015	0.95%	to	1.45%	42,788	12.04	to	11.59	508,675	2.93%	-7.10%	to	-7.57%
2014	0.95%	to	1.45%	45,326	12.97	to	12.53	580,911	2.62%	1.87%	to	1.36%
2013	0.95%	to	1.40%	41,509	12.73	to	12.40	523,166	12.05%	22.59%	to	22.04%
2012	0.95%	to	1.40%	35,101	10.38	to	10.16	361,174	2.65%	14.23%	to	13.71%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2016			1.10%	719			14.09	10,142	0.00%			-0.35%
2015			1.10%	725			14.14	10,263	0.00%			0.09%
2014	0.95%	to	1.10%	1,255	14.18	to	14.12	17,737	0.00%	7.01%	to	6.85%
2013	0.95%	to	1.10%	2,029	13.25	to	13.22	26,827	0.40%	35.71%	to	35.51%
2012	0.95%	to	1.10%	2,807	9.76	to	9.75	27,392	0.00%	-2.36%	to	-2.46%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2016	0.95%	to	1.40%	8,047	14.05	to	13.75	112,037	0.00%	-0.38%	to	-0.83%
2015	0.95%	to	1.40%	8,667	14.10	to	13.87	121,473	0.00%	0.08%	to	-0.37%
2014	0.95%	to	1.40%	7,694	14.09	to	13.92	107,898	0.00%	6.67%	to	6.18%
2013	0.95%	to	1.35%	8,055	13.21	to	13.12	106,042	0.21%	35.31%	to	34.76%
2012	0.95%	to	1.35%	10,573	9.76	to	9.74	103,100	0.00%	-2.36%	to	-2.63%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2016	0.95%	to	1.30%	5,338	8.98	to	8.89	47,748	1.20%	19.64%	to	19.21%
2015	1.10%	to	1.30%	4,172	7.48	to	7.46	31,215	0.56%	-20.94%	to	-21.10%
2014	0.95%	to	1.40%	11,025	9.48	to	9.45	104,191	1.76%	-5.24%	to	-5.53%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2016	0.95%	to	1.75%	105,949	10.24	to	10.09	1,080,927	0.39%	4.84%	to	3.99%
2015	0.95%	to	1.75%	124,976	9.77	to	9.71	1,218,458	0.48%	-2.34%	to	-2.95%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class (MMCGSC)
2016	0.95%	to	1.95%	88,955	15.75	to	13.54	1,352,466	0.00%	3.62%	to	2.58%
2015	0.95%	to	1.95%	102,550	15.20	to	13.20	1,504,935	0.00%	3.44%	to	2.40%
2014	0.95%	to	1.95%	110,623	14.69	to	12.89	1,573,254	0.00%	7.53%	to	6.44%
2013	0.95%	to	1.95%	134,673	13.66	to	12.11	1,783,856	0.00%	35.91%	to	34.54%
2012	0.95%	to	1.95%	154,064	10.05	to	9.00	1,507,545	0.00%	15.31%	to	14.15%
New Discovery Series - Service Class (MNDSC)
2016	0.95%	to	1.65%	55,880	21.94	to	19.75	1,189,536	0.00%	7.77%	to	7.01%
2015	0.95%	to	1.65%	63,315	20.36	to	18.45	1,252,195	0.00%	-3.08%	to	-3.76%
2014	0.95%	to	1.65%	70,878	21.01	to	19.17	1,450,278	0.00%	-8.37%	to	-9.02%
2013	0.95%	to	1.65%	102,483	22.93	to	21.08	2,287,169	0.00%	39.88%	to	38.89%
2012	0.95%	to	1.65%	107,570	16.39	to	15.17	1,721,451	0.00%	19.75%	to	18.90%
Value Series - Service Class (MVFSC)
2016	0.95%	to	1.95%	88,675	26.41	to	22.71	2,276,151	1.88%	12.70%	to	11.56%
2015	0.95%	to	1.95%	112,280	23.44	to	20.36	2,555,991	2.16%	-1.88%	to	-2.87%
2014	0.95%	to	1.95%	115,716	23.88	to	20.96	2,678,875	1.29%	9.16%	to	8.05%
2013	0.95%	to	1.95%	136,730	21.88	to	19.40	2,904,326	0.99%	34.31%	to	32.95%
2012	0.95%	to	1.95%	169,504	16.29	to	14.59	2,689,342	1.35%	14.78%	to	13.62%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2016	0.95%	to	2.00%	54,089	16.51	to	15.38	876,705	1.16%	2.86%	to	1.77%
2015	0.95%	to	2.00%	64,083	16.05	to	15.11	1,014,648	1.81%	5.31%	to	4.19%
2014	0.95%	to	2.00%	64,727	15.24	to	14.51	975,119	1.90%	0.17%	to	-0.89%
2013	0.95%	to	1.70%	48,519	15.22	to	14.80	734,361	1.27%	26.42%	to	25.47%
2012	0.95%	to	1.70%	28,442	12.04	to	11.80	340,574	1.53%	14.83%	to	13.96%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2016	0.95%	to	1.75%	13,367	14.29	to	12.79	188,797	1.66%	4.86%	to	4.01%
2015	0.95%	to	1.75%	13,715	13.63	to	12.30	184,873	3.05%	-1.77%	to	-2.57%
2014	0.95%	to	1.75%	22,321	13.88	to	12.62	306,541	2.93%	6.54%	to	5.68%
2013	0.95%	to	1.75%	23,731	13.02	to	11.94	305,880	3.03%	-1.52%	to	-2.32%
2012	0.95%	to	1.75%	28,028	13.23	to	12.23	366,476	4.57%	8.15%	to	7.28%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2016	0.95%	to	1.20%	6,355	25.93	to	25.44	163,769	1.69%	19.07%	to	18.77%
2015	1.00%	to	1.20%	13,079	21.71	to	21.42	282,724	2.22%	-5.40%	to	-5.59%
2014	1.00%	to	1.20%	14,648	22.95	to	22.68	334,779	1.88%	11.82%	to	11.59%
2013	1.00%	to	1.40%	14,663	20.52	to	20.14	299,895	2.69%	30.36%	to	29.83%
2012	1.00%	to	1.40%	2,136	15.74	to	15.51	33,462	1.00%	13.30%	to	12.84%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2016	0.95%	to	1.75%	205,107	16.35	to	14.99	3,312,038	1.85%	7.97%	to	7.10%
2015	0.95%	to	1.50%	249,697	15.14	to	14.35	3,735,569	1.42%	0.02%	to	-0.53%
2014	0.95%	to	1.50%	273,288	15.14	to	14.43	4,099,195	0.90%	3.99%	to	3.42%
2013	0.95%	to	1.50%	323,074	14.56	to	13.95	4,663,034	1.27%	22.11%	to	21.44%
2012	0.95%	to	1.70%	349,039	11.92	to	11.33	4,121,963	1.30%	14.61%	to	13.74%
American Funds NVIT Bond Fund - Class II (GVABD2)
2016	0.95%	to	1.80%	53,528	12.21	to	11.14	640,740	2.71%	1.68%	to	0.81%
2015	0.95%	to	1.80%	70,490	12.01	to	11.05	831,149	1.36%	-1.18%	to	-2.03%
2014	0.95%	to	1.80%	83,864	12.15	to	11.27	1,002,287	1.15%	3.98%	to	3.09%
2013	0.95%	to	1.80%	106,248	11.68	to	10.94	1,226,093	1.63%	-3.50%	to	-4.33%
2012	0.95%	to	1.80%	145,295	12.11	to	11.43	1,741,630	2.07%	3.97%	to	3.07%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2016	0.95%	to	1.80%	89,158	16.77	to	15.30	1,472,969	1.44%	-0.76%	to	-1.61%
2015	0.95%	to	1.80%	98,720	16.90	to	15.55	1,644,972	0.65%	5.53%	to	4.63%
2014	0.95%	to	1.80%	112,401	16.01	to	14.86	1,779,169	0.70%	0.87%	to	0.00%
2013	0.95%	to	1.80%	126,264	15.87	to	14.86	1,986,456	0.38%	27.42%	to	26.33%
2012	0.95%	to	1.80%	147,651	12.46	to	11.76	1,825,283	0.86%	20.92%	to	19.88%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2016	0.95%	to	1.80%	149,664	17.44	to	15.91	2,579,019	0.22%	8.03%	to	7.11%
2015	0.95%	to	1.80%	161,606	16.14	to	14.85	2,581,160	0.73%	5.42%	to	4.51%
2014	0.95%	to	1.80%	177,632	15.31	to	14.21	2,693,013	0.43%	7.04%	to	6.12%
2013	0.95%	to	1.80%	211,865	14.31	to	13.39	3,005,839	0.32%	28.38%	to	27.28%
2012	0.95%	to	1.80%	227,329	11.14	to	10.52	2,515,127	0.21%	16.28%	to	15.28%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2016	0.95%	to	1.55%	41,588	15.26	to	14.39	627,366	1.22%	10.03%	to	9.37%
2015	0.95%	to	1.55%	55,498	13.87	to	13.16	763,295	0.85%	0.13%	to	-0.48%
2014	0.95%	to	1.55%	60,623	13.85	to	13.22	832,992	0.79%	9.18%	to	8.52%
2013	0.95%	to	1.55%	69,286	12.69	to	12.18	873,349	1.05%	31.71%	to	30.91%
2012	0.95%	to	1.55%	69,933	9.63	to	9.31	670,502	1.00%	15.95%	to	15.24%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	0.95%	to	1.35%	17,297	10.76	to	10.65	185,152	6.29%	13.07%	to	12.62%
2015	0.95%	to	1.35%	16,431	9.52	to	9.46	155,821	5.19%	-3.53%	to	-3.92%
2014	0.95%	to	1.35%	18,526	9.87	to	9.84	182,547	3.93%	-1.31%	to	-1.59%	****
NVIT Emerging Markets Fund - Class II (GEM2)
2016	0.95%	to	1.75%	50,081	22.54	to	19.98	1,100,350	0.83%	6.46%	to	5.60%
2015	0.95%	to	1.75%	59,542	21.17	to	18.92	1,228,080	0.45%	-17.03%	to	-17.70%
2014	0.95%	to	1.75%	65,863	25.51	to	22.98	1,640,044	1.26%	-6.63%	to	-7.38%
2013	0.95%	to	1.60%	11,457	27.33	to	25.27	308,668	0.95%	-0.52%	to	-1.18%
2012	0.95%	to	1.60%	13,083	27.47	to	25.57	354,705	0.19%	15.88%	to	15.11%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2016	0.95%	to	1.55%	16,711	8.74	to	8.30	144,624	1.59%	-0.32%	to	-0.92%
2015	0.95%	to	1.55%	22,934	8.77	to	8.37	199,283	0.30%	-4.14%	to	-4.72%
2014	0.95%	to	1.55%	20,275	9.15	to	8.79	183,256	3.90%	-1.66%	to	-2.26%
2013	0.95%	to	1.55%	18,072	9.31	to	8.99	166,397	0.54%	16.45%	to	15.74%
2012	0.95%	to	1.55%	17,583	7.99	to	7.77	139,291	0.60%	14.13%	to	13.44%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2016	0.95%	to	1.00%	4,304	14.83	to	14.77	63,780	0.60%	12.47%	to	12.41%
2015	0.95%	to	1.35%	4,457	13.19	to	12.79	58,425	0.57%	-2.13%	to	-2.53%
2014	0.95%	to	1.35%	6,116	13.48	to	13.12	81,695	0.75%	5.55%	to	5.12%
2013	0.95%	to	1.55%	10,248	12.77	to	12.34	128,493	1.60%	42.17%	to	41.31%
2012	1.00%	to	1.35%	2,062	8.96	to	8.81	18,185	0.52%	15.66%	to	15.25%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2016			1.10%	952			16.59	15,798	0.83%			8.90%
2015			1.10%	952			15.24	14,506	0.96%			-1.42%
2014			1.10%	447			15.46	6,909	1.00%			9.39%
2013			1.10%	447			14.13	6,316	1.02%			37.24%
2012			1.10%	288			10.30	2,965	0.49%			10.27%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2016	1.00%	to	1.10%	785	16.61	to	16.47	13,030	0.76%	9.01%	to	8.90%
2015	1.00%	to	1.10%	747	15.24	to	15.12	11,394	0.34%	-1.41%	to	-1.51%
2014	1.00%	to	1.10%	2,044	15.46	to	15.35	31,454	1.47%	9.40%	to	9.29%
2013	1.00%	to	1.10%	2,346	14.13	to	14.05	33,022	0.73%	37.17%	to	37.03%
2012	0.95%	to	1.10%	1,429	10.32	to	10.25	14,690	6.25%	10.32%	to	10.16%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2016	0.95%	to	1.20%	84,394	13.73	to	13.44	1,139,909	2.37%	7.34%	to	7.07%
2015	0.95%	to	1.25%	85,029	12.80	to	12.50	1,071,990	2.68%	-2.69%	to	-2.98%
2014	0.95%	to	1.20%	84,576	13.15	to	12.93	1,097,895	2.05%	3.50%	to	3.24%
2013	0.95%	to	1.50%	87,629	12.70	to	12.31	1,100,352	0.75%	28.25%	to	27.53%
2012	0.95%	to	1.50%	10,678	9.91	to	9.65	104,642	1.19%	15.05%	to	14.41%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2016	0.95%	to	1.60%	51,320	13.38	to	12.64	679,433	2.42%	5.10%	to	4.42%
2015	0.95%	to	1.60%	62,080	12.73	to	12.11	783,022	2.59%	-2.00%	to	-2.64%
2014	0.95%	to	1.60%	72,029	12.99	to	12.44	925,805	2.26%	3.31%	to	2.63%
2013	0.95%	to	1.60%	80,386	12.58	to	12.12	1,000,844	1.39%	13.57%	to	12.82%
2012	0.95%	to	1.70%	119,404	11.08	to	10.69	1,312,131	2.03%	10.00%	to	9.17%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2016	0.95%	to	1.65%	42,141	13.76	to	12.94	569,888	2.68%	6.30%	to	5.56%
2015	0.95%	to	1.65%	47,727	12.94	to	12.26	608,949	3.01%	-2.27%	to	-2.96%
2014	0.95%	to	1.65%	49,582	13.24	to	12.63	648,370	2.48%	3.70%	to	2.97%
2013	0.95%	to	1.65%	50,767	12.77	to	12.27	640,054	1.56%	20.09%	to	19.25%
2012	0.95%	to	1.65%	52,398	10.63	to	10.29	551,174	1.39%	12.56%	to	11.76%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2016	1.00%	to	1.50%	24,285	12.43	to	11.89	298,838	2.45%	3.57%	to	3.05%
2015	0.95%	to	1.50%	31,462	12.04	to	11.54	374,270	2.02%	-1.68%	to	-2.22%
2014	0.95%	to	1.50%	36,375	12.25	to	11.80	440,787	1.90%	2.35%	to	1.79%
2013	0.95%	to	1.50%	48,967	11.97	to	11.60	581,652	1.56%	3.94%	to	3.36%
2012	0.95%	to	1.70%	49,725	11.51	to	11.11	567,691	1.81%	6.48%	to	5.67%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2016	0.95%	to	1.40%	130,521	13.61	to	13.08	1,747,835	2.60%	5.73%	to	5.25%
2015	0.95%	to	1.75%	158,808	12.87	to	12.09	2,013,090	2.83%	-2.01%	to	-2.80%
2014	0.95%	to	1.75%	166,610	13.13	to	12.44	2,159,968	2.20%	3.58%	to	2.74%
2013	0.95%	to	1.75%	221,127	12.68	to	12.11	2,780,738	1.52%	16.69%	to	15.74%
2012	0.95%	to	1.75%	243,547	10.87	to	10.46	2,635,425	1.52%	11.30%	to	10.40%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2016	0.95%	to	1.10%	10,123	13.69	to	13.51	137,606	2.56%	6.57%	to	6.41%
2015	0.95%	to	1.40%	10,857	12.85	to	12.41	138,345	3.01%	-2.44%	to	-2.89%
2014	0.95%	to	1.40%	12,424	13.17	to	12.78	162,406	2.23%	3.57%	to	3.10%
2013	0.95%	to	1.10%	13,959	12.72	to	12.61	176,480	0.93%	23.10%	to	22.91%
2012	0.95%	to	1.10%	53,785	10.33	to	10.26	552,039	1.22%	13.49%	to	13.32%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2016	0.95%	to	1.60%	37,587	13.18	to	12.45	481,553	1.63%	4.99%	to	4.31%
2015	0.95%	to	1.60%	94,097	12.55	to	11.93	1,161,607	2.43%	-2.01%	to	-2.65%
2014	0.95%	to	1.60%	99,128	12.81	to	12.26	1,253,777	2.44%	3.09%	to	2.42%
2013	0.95%	to	1.60%	94,032	12.42	to	11.97	1,154,374	1.39%	10.18%	to	9.46%
2012	0.95%	to	1.70%	140,692	11.28	to	10.88	1,571,383	2.13%	9.00%	to	8.17%
NVIT Core Bond Fund - Class I (NVCBD1)
2016	1.10%	to	1.20%	580	13.03	to	12.91	7,520	3.20%	4.19%	to	4.09%
2015	1.10%	to	1.20%	539	12.50	to	12.41	6,713	3.03%	-1.81%	to	-1.91%
2014	0.95%	to	1.20%	538	12.86	to	12.65	6,836	1.26%	4.06%	to	3.79%
2013	0.95%	to	1.35%	1,919	12.36	to	12.08	23,479	2.02%	-2.84%	to	-3.24%
2012	0.95%	to	1.35%	4,978	12.72	to	12.49	62,811	4.30%	6.73%	to	6.30%
NVIT Core Bond Fund - Class II (NVCBD2)
2016	0.95%	to	1.55%	57,867	12.90	to	12.24	735,814	2.89%	4.01%	to	3.38%
2015	0.95%	to	1.55%	55,563	12.40	to	11.84	679,981	3.40%	-1.82%	to	-2.42%
2014	0.95%	to	1.55%	38,904	12.63	to	12.13	488,836	2.85%	3.68%	to	3.06%
2013	0.95%	to	1.70%	32,681	12.18	to	11.67	395,943	1.98%	-3.06%	to	-3.79%
2012	0.95%	to	1.70%	45,792	12.57	to	12.13	572,467	2.71%	6.46%	to	5.65%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2016	0.95%	to	1.55%	43,208	13.80	to	13.10	586,593	2.85%	2.36%	to	1.74%
2015	0.95%	to	1.55%	42,466	13.49	to	12.87	563,934	1.56%	-1.46%	to	-2.06%
2014	0.95%	to	1.55%	40,200	13.69	to	13.14	544,084	1.92%	3.89%	to	3.26%
2013	0.95%	to	1.70%	45,737	13.18	to	12.62	596,945	1.63%	-2.98%	to	-3.71%
2012	0.95%	to	1.70%	46,546	13.58	to	13.11	627,263	2.14%	6.10%	to	5.29%
NVIT Nationwide Fund - Class II (TRF2)
2016	0.95%	to	1.65%	2,815	16.28	to	15.09	44,695	0.97%	10.10%	to	9.33%
2015	0.95%	to	1.65%	3,840	14.79	to	13.81	55,762	0.89%	-0.29%	to	-1.00%
2014	0.95%	to	1.65%	4,378	14.83	to	13.94	63,906	0.79%	10.75%	to	9.97%
2013	0.95%	to	1.65%	7,959	13.39	to	12.68	103,859	0.93%	29.55%	to	28.63%
2012	0.95%	to	1.65%	11,407	10.34	to	9.86	115,867	1.04%	12.76%	to	11.96%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2016	0.95%	to	1.85%	328,316	14.82	to	12.94	4,760,379	1.80%	-0.21%	to	-1.12%
2015	0.95%	to	1.85%	387,938	14.86	to	13.09	5,642,246	1.74%	-1.06%	to	-1.96%
2014	0.95%	to	1.85%	414,421	15.01	to	13.35	6,094,662	1.95%	3.58%	to	2.63%
2013	0.95%	to	1.85%	482,678	14.50	to	13.01	6,865,740	1.87%	-4.97%	to	-5.83%
2012	0.95%	to	1.85%	567,012	15.25	to	13.81	8,499,038	2.03%	2.08%	to	1.15%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.95%	to	1.80%	140,182	21.72	to	19.11	2,919,621	1.57%	8.43%	to	7.50%
2015	0.95%	to	1.80%	173,552	20.03	to	17.77	3,348,897	1.29%	-1.94%	to	-2.78%
2014	0.95%	to	1.80%	208,877	20.43	to	18.28	4,118,984	1.56%	3.99%	to	3.10%
2013	0.95%	to	1.85%	247,650	19.64	to	17.63	4,721,809	1.37%	26.04%	to	24.89%
2012	0.95%	to	1.85%	381,495	15.59	to	14.11	5,789,106	1.47%	14.80%	to	13.75%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2016	0.95%	to	1.85%	44,527	16.50	to	15.39	726,545	1.92%	5.30%	to	4.34%
2015	0.95%	to	1.85%	44,911	15.67	to	14.75	697,099	1.63%	-1.12%	to	-2.02%
2014	0.95%	to	1.85%	47,801	15.85	to	15.05	751,812	1.43%	3.59%	to	2.65%
2013	0.95%	to	1.85%	58,907	15.30	to	14.66	893,501	1.69%	12.35%	to	11.33%
2012	0.95%	to	1.85%	56,679	13.62	to	13.17	766,330	2.48%	8.34%	to	7.36%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2016	0.95%	to	1.75%	2,639	19.04	to	17.89	49,446	1.95%	6.72%	to	5.86%
2015	1.00%	to	1.35%	2,225	17.78	to	17.37	39,357	1.45%	-1.53%	to	-1.87%
2014	1.00%	to	1.20%	3,338	18.06	to	17.85	59,931	1.57%	4.16%	to	3.95%
2013	1.00%	to	1.50%	5,309	17.34	to	16.93	90,958	1.82%	18.30%	to	17.70%
2012	1.00%	to	1.50%	5,217	14.65	to	14.38	75,747	2.42%	11.12%	to	10.56%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016	0.95%	to	2.15%	342,635	15.21	to	12.69	5,019,715	1.87%	3.28%	to	2.03%
2015	0.95%	to	2.15%	385,476	14.73	to	12.44	5,487,412	1.58%	-0.69%	to	-1.89%
2014	0.95%	to	2.15%	459,109	14.83	to	12.68	6,595,738	1.81%	2.90%	to	1.66%
2013	0.95%	to	2.15%	494,068	14.41	to	12.47	6,913,698	1.58%	3.84%	to	2.58%
2012	0.95%	to	2.15%	682,003	13.88	to	12.16	9,169,096	1.66%	4.17%	to	2.91%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.95%	to	1.95%	1,474,336	19.09	to	16.42	27,047,874	1.79%	6.13%	to	5.06%
2015	0.95%	to	1.95%	1,689,762	17.99	to	15.63	29,295,579	1.54%	-1.28%	to	-2.28%
2014	0.95%	to	1.95%	1,938,210	18.22	to	15.99	34,166,235	1.61%	4.18%	to	3.13%
2013	0.95%	to	1.95%	2,268,124	17.49	to	15.50	38,487,468	1.60%	15.52%	to	14.35%
2012	0.95%	to	2.10%	2,626,392	15.14	to	13.33	38,727,445	1.54%	9.76%	to	8.48%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.95%	to	1.95%	701,777	20.76	to	17.86	14,034,174	1.74%	7.45%	to	6.37%
2015	0.95%	to	1.95%	777,869	19.32	to	16.79	14,500,365	1.36%	-1.67%	to	-2.67%
2014	0.95%	to	1.95%	931,094	19.65	to	17.25	17,668,342	1.63%	3.96%	to	2.91%
2013	0.95%	to	1.95%	1,055,764	18.90	to	16.76	19,345,239	1.65%	21.22%	to	19.99%
2012	0.95%	to	2.10%	1,190,812	15.60	to	13.74	18,035,302	1.53%	12.68%	to	11.37%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.95%	to	2.15%	441,268	17.43	to	14.54	7,372,985	1.88%	4.70%	to	3.44%
2015	0.95%	to	2.15%	493,861	16.64	to	14.06	7,924,346	1.56%	-0.98%	to	-2.18%
2014	0.95%	to	2.15%	591,877	16.81	to	14.37	9,626,180	1.62%	3.74%	to	2.49%
2013	0.95%	to	2.15%	748,885	16.20	to	14.02	11,791,219	1.65%	9.45%	to	8.12%
2012	0.95%	to	2.15%	859,822	14.80	to	12.97	12,403,575	1.63%	7.01%	to	5.71%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	0.95%	to	1.50%	13,234	32.17	to	29.66	415,535	1.23%	19.15%	to	18.49%
2015	0.95%	to	1.50%	12,623	27.00	to	25.03	332,629	0.96%	-3.46%	to	-4.00%
2014	0.95%	to	1.50%	17,254	27.96	to	26.07	472,453	0.97%	8.38%	to	7.78%
2013	0.95%	to	1.50%	21,369	25.80	to	24.19	539,951	1.15%	31.78%	to	31.05%
2012	0.95%	to	1.50%	22,520	19.58	to	18.46	433,046	0.88%	16.35%	to	15.71%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Mid Cap Index Fund - Class II (MCIF2)
2016	0.95%	to	2.15%	98,586	29.78	to	24.90	2,846,545	1.13%	18.88%	to	17.44%
2015	0.95%	to	2.15%	98,080	25.05	to	21.20	2,383,700	0.84%	-3.70%	to	-4.86%
2014	0.95%	to	2.15%	112,584	26.01	to	22.29	2,846,260	0.84%	8.14%	to	6.83%
2013	0.95%	to	2.15%	133,184	24.05	to	20.86	3,125,081	0.90%	31.55%	to	29.95%
2012	0.95%	to	2.15%	159,612	18.28	to	16.05	2,859,404	0.84%	16.16%	to	14.75%
NVIT Money Market Fund - Class I (SAM)
2016	0.95%	to	1.80%	1,270,668	10.21	to	8.98	12,767,988	0.01%	-0.94%	to	-1.79%
2015	0.95%	to	1.80%	1,436,234	10.31	to	9.15	14,573,686	0.00%	-0.95%	to	-1.80%
2014	0.95%	to	1.80%	1,641,047	10.41	to	9.31	16,844,106	0.00%	-0.95%	to	-1.80%
2013	0.95%	to	2.00%	1,965,186	10.51	to	9.26	20,375,429	0.00%	-0.95%	to	-2.00%
2012	0.95%	to	2.10%	2,162,305	10.61	to	9.34	22,651,527	0.00%	-0.95%	to	-2.11%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2016	1.10%			1,436			10.41	14,955	1.11%	-3.54%
2015	1.10%	to	1.40%	1,779	10.80	to	10.55	19,151	0.13%	-1.75%	to	-2.05%
2014	1.10%	to	1.40%	1,847	10.99	to	10.77	20,231	2.50%	-2.44%	to	-2.73%
2013	0.95%	to	1.40%	5,153	11.36	to	11.07	58,252	1.14%	19.93%	to	19.38%
2012	0.95%	to	1.40%	1,979	9.47	to	9.27	18,659	0.52%	14.42%	to	13.90%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2016			1.10%	3,213			8.83	28,362	3.10%			4.07%
2015			1.10%	3,256			8.48	27,618	1.23%			-6.16%
2014			1.10%	3,305			9.04	29,874	1.88%			-9.61%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2016	0.95%	to	1.55%	36,695	8.81	to	8.66	322,351	2.49%	3.99%	to	3.36%
2015	0.95%	to	1.55%	44,599	8.47	to	8.38	376,954	0.95%	-6.24%	to	-6.81%
2014	0.95%	to	1.55%	53,643	9.03	to	8.99	483,983	1.93%	-9.68%	to	-10.06%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2016	0.95%	to	1.15%	2,290	15.29	to	15.03	34,599	0.44%	1.02%	to	0.82%
2015	0.95%	to	1.15%	3,379	15.14	to	14.90	50,650	0.25%	2.15%	to	1.94%
2014	1.10%	to	1.15%	2,809	14.67	to	14.62	41,161	0.23%	8.94%	to	8.88%
2013	1.10%	to	1.15%	3,341	13.47	to	13.43	44,975	0.59%	32.94%	to	32.87%
2012	1.00%	to	1.10%	1,938	10.18	to	10.13	19,625	0.18%	14.98%	to	14.86%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2016	0.95%	to	1.80%	171,444	15.47	to	14.35	2,603,533	1.62%	14.95%	to	13.96%
2015	0.95%	to	1.80%	198,968	13.45	to	12.59	2,634,015	0.94%	-4.35%	to	-5.17%
2014	0.95%	to	1.80%	230,538	14.07	to	13.28	3,196,940	0.99%	9.20%	to	8.26%
2013	0.95%	to	1.80%	286,062	12.88	to	12.27	3,637,106	1.14%	33.74%	to	32.60%
2012	0.95%	to	1.80%	308,304	9.63	to	9.25	2,938,288	1.05%	16.47%	to	15.47%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2016	0.95%	to	1.35%	2,995	15.40	to	14.86	45,714	0.00%	5.05%	to	4.63%
2015	0.95%	to	1.35%	4,371	14.66	to	14.21	63,578	0.00%	-1.29%	to	-1.69%
2014	0.95%	to	1.25%	2,793	14.85	to	14.55	41,193	0.00%	2.73%	to	2.42%
2013	0.95%	to	1.55%	6,268	14.45	to	13.96	88,642	0.00%	37.29%	to	36.46%
2012	0.95%	to	1.55%	13,885	10.53	to	10.23	144,685	0.00%	13.55%	to	12.86%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016	0.95%	to	1.60%	16,845	20.01	to	18.90	334,563	2.09%	16.48%	to	15.72%
2015	0.95%	to	1.40%	8,836	17.18	to	16.59	150,490	0.80%	-3.81%	to	-4.25%
2014	0.95%	to	1.40%	17,459	17.86	to	17.32	309,102	1.69%	15.91%	to	15.38%
2013	0.95%	to	1.40%	13,100	15.41	to	15.01	200,241	1.37%	34.39%	to	33.78%
2012	0.95%	to	1.40%	12,485	11.46	to	11.22	142,112	1.10%	15.24%	to	14.71%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2016	0.95%	to	2.15%	33,559	17.70	to	14.76	567,694	0.00%	7.03%	to	5.74%
2015	0.95%	to	2.15%	45,215	16.53	to	13.96	720,817	0.00%	-0.43%	to	-1.63%
2014	0.95%	to	2.15%	46,424	16.60	to	14.19	746,370	0.00%	1.56%	to	0.33%
2013	0.95%	to	2.15%	56,748	16.35	to	14.14	901,613	0.00%	42.58%	to	40.86%
2012	0.95%	to	2.15%	73,482	11.47	to	10.04	824,897	0.00%	12.02%	to	10.66%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.95%	to	1.10%	2,719	30.68	to	30.01	81,906	0.64%	24.74%	to	24.55%
2015	0.95%	to	1.10%	3,300	24.60	to	24.10	79,764	0.70%	-6.92%	to	-7.06%
2014	0.95%	to	1.10%	3,374	26.42	to	25.92	87,739	0.53%	6.01%	to	5.84%
2013	0.95%	to	1.10%	4,524	24.93	to	24.49	111,074	0.92%	39.07%	to	38.86%
2012	0.95%	to	1.20%	3,962	17.92	to	17.45	70,137	0.57%	19.30%	to	19.00%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2016	0.95%	to	1.80%	40,192	27.51	to	24.25	1,063,262	0.44%	24.42%	to	23.36%
2015	0.95%	to	1.80%	41,521	22.11	to	19.65	885,594	0.43%	-7.18%	to	-7.98%
2014	0.95%	to	1.80%	50,506	23.82	to	21.36	1,166,164	0.30%	5.75%	to	4.84%
2013	0.95%	to	1.80%	58,522	22.53	to	20.37	1,282,510	0.62%	38.69%	to	37.50%
2012	0.95%	to	1.80%	72,656	16.24	to	14.82	1,151,046	0.50%	19.16%	to	18.13%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.95%	to	1.50%	10,874	30.36	to	27.99	325,636	0.33%	21.67%	to	20.99%
2015	0.95%	to	1.50%	11,517	24.95	to	23.14	283,775	0.38%	-2.57%	to	-3.11%
2014	0.95%	to	1.50%	11,568	25.61	to	23.88	292,855	0.16%	-0.14%	to	-0.70%
2013	0.95%	to	1.50%	13,077	25.65	to	24.05	331,302	0.15%	39.57%	to	38.79%
2012	0.95%	to	1.50%	22,240	18.38	to	17.33	403,394	0.15%	14.40%	to	13.77%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2016	0.95%	to	1.95%	40,899	30.08	to	25.87	1,189,260	0.10%	21.38%	to	20.16%
2015	0.95%	to	1.95%	46,149	24.78	to	21.53	1,108,778	0.14%	-2.83%	to	-3.81%
2014	0.95%	to	1.95%	51,709	25.51	to	22.38	1,282,414	0.00%	-0.40%	to	-1.41%
2013	0.95%	to	2.00%	69,761	25.61	to	22.56	1,733,408	0.13%	39.22%	to	37.74%
2012	0.95%	to	2.00%	87,173	18.39	to	16.38	1,562,364	0.00%	14.13%	to	12.92%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2016	0.95%	to	1.55%	8,109	10.82	to	10.27	87,131	1.37%	1.52%	to	0.91%
2015	0.95%	to	1.55%	13,668	10.66	to	10.17	144,982	1.69%	-1.29%	to	-1.89%
2014	0.95%	to	1.55%	16,278	10.80	to	10.37	174,287	0.75%	-0.46%	to	-1.06%
2013	0.95%	to	1.55%	26,766	10.85	to	10.48	288,374	1.19%	-0.85%	to	-1.45%
2012	0.95%	to	1.55%	23,857	10.94	to	10.63	259,530	1.22%	2.54%	to	1.91%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.95%	to	1.50%	1,845,013	24.82	to	23.79	44,318,916	0.72%	2.65%	to	2.08%
2015	0.95%	to	1.50%	2,039,713	24.18	to	23.30	47,936,140	0.62%	4.09%	to	3.52%
2014	0.95%	to	1.50%	2,244,672	23.23	to	22.51	50,895,526	0.70%	7.77%	to	7.17%
2013	0.95%	to	1.50%	2,543,792	21.56	to	21.00	53,753,200	0.77%	35.40%	to	34.65%
2012	0.95%	to	1.50%	2,940,828	15.92	to	15.60	46,090,841	0.67%	17.56%	to	16.90%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2016	0.95%	to	2.15%	1,355,624	24.33	to	22.16	32,702,586	0.49%	2.35%	to	1.11%
2015	0.95%	to	2.15%	1,539,791	23.77	to	21.92	36,338,536	0.37%	3.83%	to	2.57%
2014	0.95%	to	2.15%	1,750,475	22.90	to	21.37	39,830,519	0.45%	7.53%	to	6.23%
2013	0.95%	to	2.15%	1,981,457	21.29	to	20.12	41,961,399	0.51%	34.99%	to	33.36%
2012	0.95%	to	2.15%	2,393,758	15.77	to	15.09	37,602,034	0.43%	17.29%	to	15.87%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2016			1.10%	337			14.29	4,817	1.72%			0.01%
2015	1.10%	to	1.25%	614	14.29	to	14.15	8,726	0.88%	-4.96%	to	-5.10%
2014	0.95%	to	1.35%	2,541	15.17	to	14.82	38,447	2.62%	-9.02%	to	-9.39%
2013	0.95%	to	1.40%	6,203	16.67	to	16.32	103,063	2.10%	18.95%	to	18.41%
2012	0.95%	to	1.40%	2,457	14.01	to	13.78	34,230	2.82%	18.43%	to	17.89%
NVIT Real Estate Fund - Class II (NVRE2)
2016	0.95%	to	1.80%	75,338	14.40	to	13.36	1,070,614	1.68%	6.16%	to	5.25%
2015	0.95%	to	1.80%	89,488	13.56	to	12.69	1,198,966	2.23%	-6.56%	to	-7.36%
2014	0.95%	to	1.80%	113,421	14.51	to	13.70	1,627,083	2.88%	27.38%	to	26.29%
2013	0.95%	to	1.80%	109,194	11.39	to	10.85	1,232,835	1.18%	1.72%	to	0.85%
2012	0.95%	to	1.80%	135,620	11.20	to	10.76	1,507,897	0.78%	14.48%	to	13.50%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2016	0.95%	to	1.40%	9,212	23.04	to	21.75	211,100	0.65%	8.82%	to	8.33%
2015	0.95%	to	1.50%	11,063	21.17	to	19.84	232,409	0.58%	-1.41%	to	-1.96%
2014	0.95%	to	1.50%	10,867	21.47	to	20.24	231,612	0.32%	9.33%	to	8.73%
2013	0.95%	to	1.70%	15,344	19.64	to	18.25	297,883	0.72%	36.30%	to	35.27%
2012	0.95%	to	1.70%	14,053	14.41	to	13.49	200,212	0.18%	9.92%	to	9.09%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VPS Growth and Income Portfolio - Class B (ALVGIB)
2016	0.95%	to	2.15%	82,758	22.08	to	18.42	1,763,718	0.82%	10.02%	to	8.69%
2015	0.95%	to	2.15%	99,036	20.07	to	16.95	1,922,312	1.15%	0.46%	to	-0.75%
2014	0.95%	to	2.15%	121,141	19.98	to	17.08	2,352,952	1.09%	8.25%	to	6.94%
2013	0.95%	to	2.15%	140,316	18.45	to	15.97	2,525,814	1.14%	33.31%	to	31.70%
2012	0.95%	to	2.15%	159,612	13.84	to	12.12	2,159,417	1.32%	16.13%	to	14.72%
VPS International Value Portfolio - Class B (ALVIVB)
2016	0.95%	to	2.15%	18,176	17.32	to	14.45	301,032	1.05%	-1.74%	to	-2.93%
2015	0.95%	to	2.15%	21,773	17.63	to	14.89	365,506	2.18%	1.43%	to	0.20%
2014	0.95%	to	2.15%	24,981	17.38	to	14.86	415,279	3.28%	-7.35%	to	-8.47%
2013	0.95%	to	2.15%	27,261	18.76	to	16.23	491,128	5.53%	21.56%	to	20.09%
2012	0.95%	to	2.15%	35,750	15.43	to	13.52	533,162	1.35%	13.11%	to	11.73%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2016	0.95%	to	1.65%	48,231	20.32	to	18.29	946,130	0.00%	1.38%	to	0.67%
2015	0.95%	to	1.65%	43,631	20.04	to	18.17	845,072	0.00%	9.80%	to	9.03%
2014	0.95%	to	1.65%	45,639	18.25	to	16.66	807,611	0.00%	12.76%	to	11.96%
2013	0.95%	to	1.65%	56,707	16.19	to	14.88	894,674	0.00%	35.70%	to	34.74%
2012	0.95%	to	1.75%	67,993	11.93	to	10.92	794,962	0.03%	15.59%	to	14.66%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2016	0.95%	to	2.15%	84,356	36.50	to	30.45	2,980,413	0.36%	23.61%	to	22.12%
2015	0.95%	to	2.15%	101,663	29.53	to	24.93	2,906,247	0.52%	-6.59%	to	-7.72%
2014	0.95%	to	2.15%	112,116	31.61	to	27.02	3,439,433	0.46%	7.91%	to	6.60%
2013	0.95%	to	2.15%	137,549	29.30	to	25.35	3,921,951	0.42%	36.33%	to	34.68%
2012	0.95%	to	2.15%	152,995	21.49	to	18.82	3,211,062	0.29%	17.34%	to	15.92%
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
2016	0.95%	to	1.15%	7,442	12.03	to	11.96	89,273	0.83%	14.11%	to	13.88%
2015	0.95%	to	1.15%	7,670	10.54	to	10.50	80,714	0.59%	-3.44%	to	-3.64%
2014	0.95%	to	1.40%	11,061	10.92	to	10.88	120,416	0.00%	9.15%	to	8.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.95%	to	1.35%	7,087	33.79	to	31.85	234,572	0.93%	24.54%	to	24.03%
2015	0.95%	to	1.35%	9,079	27.13	to	25.68	241,717	0.77%	-3.26%	to	-3.65%
2014	0.95%	to	1.35%	10,279	28.05	to	26.65	283,037	0.62%	4.12%	to	3.70%
2013	0.95%	to	1.35%	12,180	26.93	to	25.70	322,948	1.23%	39.38%	to	38.82%
2012	0.95%	to	1.35%	15,639	19.32	to	18.52	297,485	0.50%	14.64%	to	14.18%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2016	0.95%	to	1.65%	45,424	11.73	to	10.57	521,801	1.55%	-5.39%	to	-6.05%
2015	0.95%	to	1.65%	54,483	12.40	to	11.25	661,836	1.56%	-7.32%	to	-7.98%
2014	0.95%	to	1.70%	60,860	13.38	to	12.15	799,335	1.76%	-2.27%	to	-3.01%
2013	0.95%	to	1.70%	76,109	13.69	to	12.53	1,023,056	0.76%	15.01%	to	14.14%
2012	0.95%	to	1.80%	93,020	11.90	to	10.86	1,087,947	0.25%	8.98%	to	8.04%
High Income Bond Fund II - Service Shares (FHIBS)
2016	0.95%	to	1.80%	92,115	25.69	to	22.60	2,293,641	6.10%	13.44%	to	12.47%
2015	0.95%	to	1.80%	105,531	22.64	to	20.09	2,316,720	5.75%	-3.65%	to	-4.47%
2014	0.95%	to	1.80%	125,472	23.50	to	21.03	2,857,006	5.89%	1.45%	to	0.58%
2013	0.95%	to	1.80%	153,786	23.16	to	20.91	3,465,339	6.92%	5.72%	to	4.81%
2012	0.95%	to	1.80%	200,341	21.91	to	19.95	4,291,225	7.35%	13.22%	to	12.24%
Kaufmann Fund II - Primary Shares (FVK2)
2016	0.95%	to	1.50%	5,224	18.49	to	17.81	95,052	0.00%	2.68%	to	2.11%
2015	0.95%	to	1.50%	7,514	18.01	to	17.44	133,955	0.00%	5.36%	to	4.78%
2014	0.95%	to	1.50%	8,819	17.10	to	16.64	149,535	0.00%	8.67%	to	8.07%
2013	0.95%	to	1.50%	12,279	15.73	to	15.40	191,594	0.00%	38.79%	to	38.02%
2012	0.95%	to	1.50%	16,007	11.33	to	11.16	180,401	0.00%	16.17%	to	15.53%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.95%	to	1.55%	77,840	16.52	to	15.12	1,257,174	3.63%	2.84%	to	2.22%
2015	0.95%	to	1.55%	93,418	16.06	to	14.79	1,469,009	3.92%	-1.19%	to	-1.79%
2014	0.95%	to	1.55%	98,605	16.26	to	15.06	1,570,990	3.89%	2.81%	to	2.18%
2013	0.95%	to	1.55%	117,441	15.81	to	14.74	1,822,405	4.34%	0.08%	to	-0.53%
2012	0.95%	to	1.55%	134,422	15.80	to	14.82	2,091,411	4.20%	8.68%	to	8.02%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Quality Bond Fund II - Service Shares (FQBS)
2016	0.95%	to	1.85%	183,562	16.11	to	14.09	2,879,983	3.46%	2.55%	to	1.62%
2015	0.95%	to	1.85%	207,106	15.71	to	13.87	3,171,400	3.59%	-1.39%	to	-2.28%
2014	0.95%	to	1.85%	238,549	15.93	to	14.19	3,714,240	3.60%	2.53%	to	1.60%
2013	0.95%	to	1.85%	268,308	15.54	to	13.97	4,082,542	4.13%	-0.21%	to	-1.11%
2012	0.95%	to	1.85%	354,638	15.57	to	14.12	5,411,479	3.86%	8.40%	to	7.42%
Equity-Income Portfolio - Initial Class (FEIP)
2016	1.30%	to	1.50%	316,487	29.32	to	23.79	9,025,154	2.25%	16.49%	to	16.25%
2015	1.30%	to	1.50%	348,971	25.17	to	20.46	8,556,669	3.07%	-5.21%	to	-5.41%
2014	1.30%	to	1.50%	394,042	26.56	to	21.63	10,200,435	2.67%	7.30%	to	7.09%
2013	1.30%	to	1.50%	463,618	24.75	to	20.20	11,199,880	2.48%	26.48%	to	26.23%
2012	1.30%	to	1.50%	507,520	19.57	to	16.00	9,705,262	2.96%	15.78%	to	15.54%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2016	0.95%	to	1.85%	62,029	24.18	to	21.15	1,453,285	0.82%	8.24%	to	7.26%
2015	0.95%	to	1.85%	74,615	22.34	to	19.72	1,622,751	0.86%	-4.11%	to	-4.98%
2014	0.95%	to	1.95%	79,068	23.30	to	20.49	1,796,335	0.74%	5.50%	to	4.44%
2013	0.95%	to	1.95%	92,206	22.08	to	19.62	1,983,994	0.68%	28.95%	to	27.65%
2012	0.95%	to	1.95%	99,887	17.12	to	15.37	1,671,735	0.35%	25.85%	to	24.58%
High Income Portfolio - Initial Class (FHIP)
2016	1.30%	to	1.50%	343,791	19.21	to	15.76	6,416,845	5.23%	13.12%	to	12.89%
2015	1.30%	to	1.50%	377,558	16.98	to	13.96	6,238,394	6.48%	-4.88%	to	-5.07%
2014	1.30%	to	1.50%	375,714	17.85	to	14.71	6,558,477	5.35%	-0.16%	to	-0.36%
2013	1.30%	to	1.50%	450,266	17.88	to	14.76	7,879,608	5.49%	4.57%	to	4.36%
2012	1.30%	to	1.50%	527,758	17.10	to	14.14	8,839,262	5.51%	12.74%	to	12.51%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2016	1.30%	to	1.50%	54,615	21.36	to	17.61	1,146,073	1.33%	1.13%	to	0.93%
2015	1.30%	to	1.50%	60,464	21.12	to	17.45	1,255,453	1.22%	-1.22%	to	-1.42%
2014	1.30%	to	1.50%	61,021	21.38	to	17.70	1,283,763	0.96%	4.50%	to	4.29%
2013	1.30%	to	1.50%	80,193	20.46	to	16.97	1,616,561	1.04%	20.82%	to	20.58%
2012	1.30%	to	1.50%	83,931	16.94	to	14.07	1,401,654	1.25%	13.95%	to	13.72%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2016	0.95%	to	1.40%	31,924	18.16	to	14.15	567,386	1.28%	1.37%	to	0.91%
2015	0.95%	to	1.40%	35,452	17.92	to	14.02	622,119	1.05%	-0.98%	to	-1.43%
2014	0.95%	to	1.40%	41,502	18.09	to	14.22	737,526	0.94%	4.75%	to	4.27%
2013	0.95%	to	1.40%	48,850	17.27	to	13.64	831,160	0.61%	21.18%	to	20.63%
2012	0.95%	to	1.40%	84,963	14.26	to	11.31	1,197,887	1.28%	14.24%	to	13.72%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2016	0.95%	to	1.60%	28,546	13.81	to	12.37	390,894	1.21%	1.21%	to	0.55%
2015	0.95%	to	1.60%	29,199	13.64	to	12.30	395,258	0.94%	-1.13%	to	-1.78%
2014	0.95%	to	1.60%	30,869	13.80	to	12.53	422,830	0.76%	4.55%	to	3.86%
2013	0.95%	to	1.60%	32,797	13.20	to	12.06	429,903	0.72%	20.93%	to	20.14%
2012	0.95%	to	1.60%	35,856	10.91	to	10.04	388,261	1.02%	14.02%	to	13.27%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	1.30%	to	1.45%	86,285	22.86	to	19.44	1,931,202	1.41%	1.73%	to	1.58%
2015	1.30%	to	1.45%	98,691	22.47	to	19.14	2,174,725	1.51%	-1.16%	to	-1.31%
2014	1.30%	to	1.45%	107,603	22.73	to	19.39	2,400,782	1.41%	4.46%	to	4.30%
2013	1.30%	to	1.50%	126,599	21.76	to	18.44	2,704,863	1.58%	14.20%	to	13.97%
2012	1.30%	to	1.50%	135,505	19.05	to	16.18	2,537,371	1.58%	11.02%	to	10.79%
VIP Asset Manager Portfolio - Service Class (FAMS)
2016	0.95%	to	1.05%	67,991	20.01	to	19.63	1,349,741	1.35%	2.03%	to	1.93%
2015	0.95%	to	1.05%	76,295	19.61	to	19.26	1,484,154	1.46%	-0.92%	to	-1.02%
2014	0.95%	to	1.05%	80,520	19.79	to	19.46	1,581,897	1.38%	4.68%	to	4.58%
2013	0.95%	to	1.05%	85,967	18.91	to	18.61	1,614,359	1.39%	14.43%	to	14.32%
2012	0.95%	to	1.05%	100,275	16.52	to	16.28	1,647,064	1.31%	11.36%	to	11.24%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2016	0.95%	to	1.45%	39,924	15.97	to	14.68	633,306	1.24%	1.87%	to	1.35%
2015	0.95%	to	1.45%	47,172	15.68	to	14.49	731,165	1.36%	-1.01%	to	-1.51%
2014	0.95%	to	1.45%	49,100	15.84	to	14.71	769,485	1.10%	4.54%	to	4.01%
2013	0.95%	to	1.60%	69,032	15.15	to	13.85	1,030,063	1.36%	14.24%	to	13.49%
2012	0.95%	to	1.60%	79,530	13.27	to	12.20	1,041,036	1.22%	11.17%	to	10.44%
VIP Balanced Portfolio - Initial Class (FBP)
2016	1.30%	to	1.50%	346,852	33.14	to	22.25	11,133,449	1.29%	5.87%	to	5.66%
2015	1.30%	to	1.50%	385,859	31.30	to	21.06	11,727,201	1.48%	-0.72%	to	-0.92%
2014	1.30%	to	1.50%	434,666	31.53	to	21.25	13,321,733	1.44%	8.83%	to	8.61%
2013	1.30%	to	1.50%	485,796	28.97	to	19.57	13,696,223	1.46%	18.10%	to	17.86%
2012	1.30%	to	1.50%	577,514	24.53	to	16.60	13,811,869	1.62%	13.57%	to	13.34%
VIP Balanced Portfolio - Service Class (FBS)
2016	0.95%	to	1.10%	92,071	22.96	to	18.65	2,095,202	1.24%	6.14%	to	5.98%
2015	0.95%	to	1.10%	105,527	21.63	to	17.59	2,264,268	1.41%	-0.45%	to	-0.60%
2014	0.95%	to	1.10%	118,246	21.73	to	17.70	2,550,206	1.24%	9.05%	to	8.88%
2013	0.95%	to	1.10%	148,915	19.93	to	16.02	2,946,940	1.31%	18.36%	to	18.07%
2012	0.95%	to	1.20%	189,018	16.84	to	13.57	3,161,426	1.40%	13.86%	to	13.57%
VIP Balanced Portfolio - Service Class 2 (FB2)
2016	0.95%	to	1.60%	79,584	19.43	to	17.41	1,508,912	1.17%	5.97%	to	5.27%
2015	0.95%	to	1.60%	87,296	18.33	to	16.54	1,565,042	1.32%	-0.59%	to	-1.25%
2014	0.95%	to	1.60%	93,094	18.44	to	16.74	1,681,483	1.25%	8.97%	to	8.26%
2013	0.95%	to	1.60%	105,170	16.92	to	15.47	1,743,204	1.22%	18.15%	to	17.37%
2012	0.95%	to	1.60%	131,625	14.32	to	13.18	1,850,114	1.44%	13.73%	to	12.98%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2016	0.95%	to	2.00%	95,588	16.25	to	13.67	1,462,454	0.69%	1.69%	to	0.61%
2015	0.95%	to	2.00%	110,200	15.98	to	13.59	1,669,184	0.59%	0.06%	to	-1.00%
2014	0.95%	to	2.00%	116,427	15.97	to	13.72	1,770,182	0.21%	9.61%	to	8.45%
2013	0.95%	to	1.60%	104,643	14.57	to	13.36	1,496,792	0.13%	36.94%	to	36.04%
2012	0.95%	to	1.70%	99,254	10.64	to	9.70	1,038,939	0.49%	21.08%	to	20.17%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2016	0.95%	to	1.20%	11,768	16.66	to	15.99	195,656	0.85%	1.78%	to	1.53%
2015	0.95%	to	1.20%	12,070	16.37	to	15.75	197,184	0.72%	0.20%	to	-0.06%
2014	0.95%	to	1.20%	13,050	16.34	to	15.76	212,854	0.39%	9.83%	to	9.55%
2013	0.95%	to	1.20%	14,667	14.88	to	14.39	217,744	0.27%	37.08%	to	36.73%
2012	0.95%	to	1.20%	15,873	10.85	to	10.52	172,030	0.71%	21.44%	to	21.13%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	0.95%	to	1.50%	332,738	24.46	to	18.32	7,731,447	2.17%	16.79%	to	16.14%
2015	0.95%	to	1.50%	373,340	20.94	to	15.77	7,446,632	3.02%	-5.00%	to	-5.53%
2014	0.95%	to	1.50%	402,616	22.04	to	16.69	8,468,034	2.64%	7.61%	to	7.02%
2013	0.95%	to	1.50%	462,833	20.48	to	17.43	9,043,001	2.33%	26.80%	to	26.14%
2012	0.95%	to	1.50%	527,563	16.15	to	12.37	8,131,818	2.85%	16.07%	to	15.43%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2016	0.95%	to	2.15%	453,777	21.37	to	17.44	9,405,063	2.04%	16.59%	to	15.19%
2015	0.95%	to	2.15%	530,119	18.32	to	15.14	9,431,738	2.86%	-5.15%	to	-6.30%
2014	0.95%	to	2.15%	594,958	19.32	to	16.16	11,187,217	2.54%	7.45%	to	6.15%
2013	0.95%	to	2.15%	683,462	17.98	to	15.22	11,964,997	2.15%	26.61%	to	25.08%
2012	0.95%	to	2.15%	843,754	14.20	to	12.17	11,691,740	2.76%	15.94%	to	14.53%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2016	1.30%	to	1.50%	161,747	30.74	to	24.89	4,843,504	1.65%	14.58%	to	14.34%
2015	1.30%	to	1.50%	178,970	26.83	to	21.77	4,685,831	2.03%	-3.54%	to	-3.74%
2014	1.30%	to	1.50%	203,647	27.81	to	22.61	5,530,484	1.67%	9.04%	to	8.81%
2013	1.30%	to	1.50%	238,479	25.51	to	20.78	5,947,450	1.89%	31.83%	to	31.56%
2012	1.30%	to	1.50%	263,647	19.35	to	15.79	4,988,925	2.11%	17.02%	to	16.78%
VIP Growth & Income Portfolio - Service Class (FGIS)
2016	0.95%	to	1.30%	209,101	25.22	to	17.82	5,222,564	1.59%	14.85%	to	14.44%
2015	0.95%	to	1.30%	238,203	21.96	to	15.57	5,183,939	1.90%	-3.28%	to	-3.62%
2014	0.95%	to	1.30%	285,159	22.70	to	16.16	6,419,300	1.50%	9.34%	to	8.95%
2013	0.95%	to	1.30%	353,069	20.76	to	14.83	7,269,011	1.72%	32.19%	to	31.73%
2012	0.95%	to	1.30%	406,285	15.71	to	11.26	6,332,862	2.12%	17.27%	to	16.86%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2016	0.95%	to	2.15%	189,471	18.93	to	15.45	3,490,603	1.54%	14.71%	to	13.33%
2015	0.95%	to	2.15%	214,214	16.50	to	13.63	3,449,325	1.82%	-3.46%	to	-4.63%
2014	0.95%	to	2.15%	243,776	17.10	to	14.30	4,071,965	1.55%	9.18%	to	7.86%
2013	0.95%	to	2.15%	262,797	15.66	to	13.26	4,028,145	1.58%	31.98%	to	30.39%
2012	0.95%	to	2.15%	318,589	11.86	to	10.17	3,707,914	1.93%	17.12%	to	15.70%
VIP Growth Portfolio - Initial Class (FGP)
2016	1.30%	to	1.50%	308,053	27.82	to	23.09	8,324,436	0.04%	-0.51%	to	-0.71%
2015	1.30%	to	1.50%	337,965	27.97	to	23.26	9,198,505	0.25%	5.78%	to	5.57%
2014	1.30%	to	1.50%	394,918	26.44	to	22.03	10,177,287	0.18%	9.85%	to	9.63%
2013	1.30%	to	1.50%	462,031	24.07	to	20.10	10,844,483	0.28%	34.56%	to	34.29%
2012	1.30%	to	1.50%	526,541	17.89	to	14.97	9,198,366	0.55%	13.19%	to	12.97%
VIP Growth Portfolio - Service Class (FGS)
2016	0.95%	to	1.65%	323,147	24.15	to	14.62	7,666,055	0.00%	-0.24%	to	-0.94%
2015	0.95%	to	1.65%	367,969	24.20	to	14.76	8,766,451	0.16%	6.04%	to	5.29%
2014	0.95%	to	1.65%	411,021	22.83	to	14.02	9,222,102	0.09%	10.13%	to	9.35%
2013	0.95%	to	1.65%	492,685	20.73	to	12.82	10,047,914	0.17%	34.91%	to	33.96%
2012	0.95%	to	1.65%	659,289	15.36	to	9.57	9,991,339	0.48%	13.45%	to	12.65%
VIP Growth Portfolio - Service Class 2 (FG2)
2016	0.95%	to	1.85%	508,025	12.57	to	10.80	6,243,423	0.00%	-0.40%	to	-1.31%
2015	0.95%	to	1.85%	581,589	12.62	to	10.94	7,180,110	0.03%	5.89%	to	4.93%
2014	0.95%	to	1.85%	654,436	11.92	to	10.43	7,636,791	0.00%	9.96%	to	8.96%
2013	0.95%	to	1.85%	740,866	10.84	to	9.57	7,873,933	0.04%	34.71%	to	33.49%
2012	0.95%	to	1.85%	863,598	8.05	to	7.17	6,823,232	0.33%	13.31%	to	12.28%
VIP High Income Portfolio - Service Class (FHIS)
2016	0.95%	to	1.50%	178,803	16.52	to	14.75	2,926,836	5.02%	13.29%	to	12.66%
2015	0.95%	to	1.50%	210,183	14.58	to	13.09	3,039,847	6.50%	-4.67%	to	-5.20%
2014	0.95%	to	1.50%	208,487	15.30	to	13.81	3,163,495	5.30%	0.11%	to	-0.44%
2013	0.95%	to	1.50%	248,409	15.28	to	13.87	3,766,338	5.58%	4.87%	to	4.29%
2012	0.95%	to	1.50%	277,431	14.57	to	13.30	4,013,990	5.40%	13.11%	to	12.48%
VIP High Income Portfolio - Service Class 2 (FHI2)
2016	0.95%	to	1.85%	152,038	17.14	to	14.72	2,539,327	5.22%	13.09%	to	12.06%
2015	0.95%	to	1.85%	173,658	15.16	to	13.14	2,566,990	6.75%	-4.78%	to	-5.64%
2014	0.95%	to	1.85%	142,253	15.92	to	13.92	2,220,154	5.43%	-0.05%	to	-0.96%
2013	0.95%	to	1.80%	156,682	15.93	to	14.06	2,448,959	5.15%	4.69%	to	3.74%
2012	0.95%	to	1.85%	200,151	15.21	to	13.55	2,995,920	5.27%	12.89%	to	11.86%
VIP Index 500 Portfolio - Initial Class (FIP)
2016	0.95%	to	1.70%	767,109	25.77	to	16.78	20,707,304	1.45%	10.80%	to	9.96%
2015	0.95%	to	1.70%	822,977	23.26	to	15.26	20,123,483	1.93%	0.37%	to	-0.39%
2014	0.95%	to	1.70%	908,022	23.17	to	15.32	22,232,469	1.58%	12.49%	to	11.64%
2013	0.95%	to	1.70%	1,013,678	20.60	to	13.72	22,128,351	1.79%	30.99%	to	30.00%
2012	0.95%	to	1.70%	1,216,495	15.72	to	10.56	20,132,649	1.96%	14.81%	to	13.94%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2016	0.95%	to	1.70%	411,242	21.53	to	17.65	8,764,791	2.23%	3.75%	to	2.97%
2015	0.95%	to	1.70%	476,871	20.75	to	17.14	9,816,897	2.51%	-1.54%	to	-2.29%
2014	0.95%	to	1.70%	523,278	21.08	to	17.54	10,971,259	2.05%	4.82%	to	4.03%
2013	0.95%	to	1.70%	614,258	20.11	to	16.86	12,322,556	2.14%	-2.71%	to	-3.45%
2012	0.95%	to	1.70%	777,377	20.67	to	17.47	16,103,165	2.37%	4.89%	to	4.09%
VIP Mid Cap Portfolio - Initial Class (FMCP)
2016			1.30%	37,441			65.49	2,451,969	0.50%			10.78%
2015			1.30%	40,027			59.12	2,366,202	0.49%			-2.67%
2014			1.30%	44,778			60.74	2,719,839	0.26%			4.90%
2013			1.30%	51,528			57.90	2,983,504	0.51%			34.46%
2012			1.30%	59,838			43.06	2,576,666	0.61%			13.34%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Mid Cap Portfolio - Service Class (FMCS)
2016	0.95%	to	1.85%	91,532	68.53	to	53.84	6,216,021	0.42%	11.05%	to	10.04%
2015	0.95%	to	1.85%	99,430	61.71	to	48.92	6,084,894	0.39%	-2.44%	to	-3.32%
2014	0.95%	to	1.85%	110,806	63.26	to	50.61	6,952,474	0.16%	5.19%	to	4.23%
2013	0.95%	to	1.85%	122,757	60.14	to	48.55	7,326,939	0.42%	34.77%	to	33.55%
2012	0.95%	to	1.85%	133,044	44.62	to	36.36	5,894,994	0.50%	13.66%	to	12.62%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2016	0.95%	to	2.15%	331,701	38.61	to	31.51	12,485,102	0.30%	10.86%	to	9.52%
2015	0.95%	to	2.15%	389,521	34.83	to	28.77	13,256,251	0.25%	-2.56%	to	-3.74%
2014	0.95%	to	2.15%	406,269	35.74	to	29.89	14,218,753	0.02%	5.02%	to	3.75%
2013	0.95%	to	2.15%	466,088	34.03	to	28.81	15,517,857	0.25%	34.58%	to	32.95%
2012	0.95%	to	2.15%	581,491	25.29	to	21.67	14,419,390	0.37%	13.47%	to	12.09%
VIP Money Market Portfolio - Initial Class (FMMP)
2016	0.95%	to	1.50%	317,926	12.61	to	11.46	3,883,361	0.20%	-0.75%	to	-1.29%
2015	0.95%	to	1.50%	365,560	12.71	to	11.61	4,519,603	0.03%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	402,886	12.83	to	11.79	5,042,132	0.01%	-0.94%	to	-1.49%
2013	0.95%	to	1.50%	500,583	12.95	to	11.97	6,363,170	0.03%	-0.92%	to	-1.47%
2012	0.95%	to	1.50%	727,068	13.09	to	12.15	9,361,044	0.14%	-0.82%	to	-1.37%
VIP Overseas Portfolio - Initial Class (FOP)
2016	1.30%	to	1.50%	323,022	18.83	to	15.47	5,963,170	1.41%	-6.29%	to	-6.48%
2015	1.30%	to	1.50%	353,433	20.09	to	16.54	6,969,968	1.32%	2.28%	to	2.07%
2014	1.30%	to	1.50%	390,733	19.64	to	16.21	7,538,148	1.28%	-9.27%	to	-9.46%
2013	1.30%	to	1.50%	436,028	21.65	to	17.90	9,283,388	1.37%	28.74%	to	28.48%
2012	1.30%	to	1.50%	483,992	16.82	to	13.93	8,008,247	1.91%	19.17%	to	18.93%
VIP Overseas Portfolio - Service Class (FOS)
2016	0.95%	to	1.45%	94,480	16.19	to	13.01	1,487,928	1.31%	-6.02%	to	-6.49%
2015	0.95%	to	1.45%	105,016	17.23	to	13.91	1,763,779	1.30%	2.51%	to	1.99%
2014	0.95%	to	1.45%	96,139	16.81	to	13.64	1,597,059	1.18%	-9.03%	to	-9.49%
2013	0.95%	to	1.45%	109,793	18.48	to	15.07	2,006,235	0.96%	29.14%	to	28.49%
2012	0.95%	to	1.45%	176,981	14.31	to	11.73	2,509,224	1.77%	19.39%	to	18.79%
VIP Overseas Portfolio - Service Class 2 (FO2)
2016	0.95%	to	2.15%	204,269	11.13	to	9.09	2,210,272	1.22%	-6.17%	to	-7.30%
2015	0.95%	to	2.15%	220,079	11.86	to	9.80	2,541,116	1.26%	2.32%	to	1.08%
2014	0.95%	to	2.15%	131,974	11.59	to	9.70	1,500,228	1.06%	-9.17%	to	-10.27%
2013	0.95%	to	2.15%	145,485	12.77	to	10.81	1,824,186	1.08%	28.93%	to	27.37%
2012	0.95%	to	2.15%	164,635	9.90	to	8.48	1,603,863	1.62%	19.23%	to	17.78%
VIP Value Portfolio - Service Class 2 (FV2)
2016	0.95%	to	1.75%	16,956	21.31	to	18.78	351,773	0.87%	10.65%	to	9.76%
2015	0.95%	to	1.75%	19,083	19.26	to	17.11	358,882	1.02%	-1.91%	to	-2.71%
2014	0.95%	to	1.75%	23,065	19.64	to	17.59	443,199	1.10%	10.05%	to	9.16%
2013	0.95%	to	1.75%	24,971	17.84	to	16.11	437,036	0.90%	30.93%	to	29.87%
2012	0.95%	to	1.75%	26,786	13.63	to	12.41	359,102	1.36%	19.40%	to	18.43%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.95%	to	1.10%	3,705	26.13	to	25.56	96,173	0.98%	8.44%	to	8.28%
2015	0.95%	to	1.10%	5,110	24.10	to	23.61	122,431	1.04%	-3.98%	to	-4.12%
2014	0.95%	to	1.20%	5,297	25.10	to	24.31	131,973	0.82%	5.68%	to	5.41%
2013	0.95%	to	1.20%	7,784	23.75	to	23.06	184,084	0.85%	29.21%	to	28.88%
2012	0.95%	to	1.10%	7,989	18.38	to	18.09	146,242	0.33%	25.89%	to	25.70%
VIP Value Portfolio - Service Class (FVS)
2016	0.95%	to	1.05%	10,654	21.83	to	21.49	232,072	0.99%	10.84%	to	10.73%
2015	0.95%	to	1.05%	10,947	19.70	to	19.41	215,163	1.27%	-1.76%	to	-1.86%
2014	0.95%	to	1.05%	11,500	20.05	to	19.78	230,118	1.28%	10.25%	to	10.14%
2013	0.95%	to	1.05%	11,786	18.19	to	17.96	213,945	0.85%	31.04%	to	30.90%
2012	0.95%	to	1.05%	14,656	13.88	to	13.72	202,937	1.63%	19.65%	to	19.53%
International Growth Fund/VA- Service Shares (OVIGS)
2016	0.95%	to	1.10%	5,921	8.91	to	8.88	52,607	0.80%	-3.64%	to	-3.78%
2015			1.10%	4,631			9.22	42,719	0.00%			1.97%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.95%	to	1.50%	7,872	24.68	to	22.75	190,245	1.07%	-0.87%	to	-1.42%
2015	0.95%	to	1.50%	9,251	24.89	to	23.08	225,879	1.31%	2.96%	to	2.38%
2014	0.95%	to	1.50%	10,880	24.18	to	22.54	258,268	1.70%	1.32%	to	0.76%
2013	0.95%	to	1.35%	1,030	23.86	to	22.77	24,135	1.68%	26.10%	to	25.59%
2012	0.95%	to	1.35%	7,216	18.92	to	18.13	134,619	2.31%	20.11%	to	19.62%
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2016	0.95%	to	1.95%	139,347	23.82	to	20.49	3,231,307	0.77%	-1.10%	to	-2.10%
2015	0.95%	to	1.95%	166,416	24.09	to	20.93	3,904,514	1.05%	2.69%	to	1.65%
2014	0.95%	to	1.95%	181,662	23.46	to	20.59	4,156,861	1.02%	1.09%	to	0.07%
2013	0.95%	to	1.95%	93,510	23.21	to	20.57	2,116,024	1.17%	25.78%	to	24.52%
2012	0.95%	to	1.95%	109,538	18.45	to	16.52	1,976,617	1.92%	19.80%	to	18.59%
Main Street Fund(R)/VA - Service Class (OVGIS)
2016	0.95%	to	2.15%	184,565	21.99	to	18.34	3,945,367	0.87%	10.24%	to	8.91%
2015	0.95%	to	2.15%	225,918	19.94	to	16.84	4,386,194	0.66%	2.13%	to	0.89%
2014	0.95%	to	2.15%	251,712	19.53	to	16.69	4,791,120	0.58%	9.35%	to	8.03%
2013	0.95%	to	2.15%	286,306	17.86	to	15.45	4,991,994	0.84%	30.19%	to	28.61%
2012	0.95%	to	2.15%	353,391	13.72	to	12.01	4,746,464	0.66%	15.50%	to	14.10%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2016	0.95%	to	1.35%	11,073	33.55	to	31.63	363,815	0.52%	16.93%	to	16.46%
2015	0.95%	to	1.35%	11,155	28.69	to	27.16	314,047	0.92%	-6.79%	to	-7.17%
2014	0.95%	to	1.35%	14,785	30.78	to	29.25	447,663	0.88%	10.87%	to	10.42%
2013	0.95%	to	1.35%	16,048	27.76	to	26.49	439,042	0.98%	39.68%	to	39.11%
2012	0.95%	to	1.35%	17,060	19.88	to	19.04	335,083	0.53%	16.86%	to	16.39%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2016	0.95%	to	2.00%	23,304	18.67	to	16.67	421,867	0.27%	16.56%	to	15.33%
2015	0.95%	to	2.00%	34,671	16.02	to	14.45	539,534	0.65%	-6.99%	to	-7.97%
2014	0.95%	to	2.00%	32,819	17.22	to	15.70	550,094	0.66%	10.59%	to	9.42%
2013	0.95%	to	1.50%	31,057	15.57	to	14.92	475,099	0.70%	39.29%	to	38.52%
2012	0.95%	to	1.50%	30,355	11.18	to	10.77	334,019	0.32%	16.55%	to	15.90%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2016	0.95%	to	1.40%	12,642	10.46	to	10.26	131,676	4.59%	5.52%	to	5.05%
2015	0.95%	to	1.50%	17,781	9.91	to	9.74	175,358	5.55%	-3.19%	to	-3.73%
2014	0.95%	to	1.50%	20,807	10.24	to	10.12	212,286	4.17%	1.86%	to	1.30%
2013	0.95%	to	1.50%	22,850	10.05	to	9.99	229,262	5.11%	-1.08%	to	-1.63%
2012	0.95%	to	1.40%	24,123	10.16	to	10.15	245,093	0.00%	1.62%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2016	0.95%	to	1.80%	171,043	19.72	to	17.35	3,288,314	4.58%	5.26%	to	4.36%
2015	0.95%	to	1.80%	205,323	18.74	to	16.62	3,747,089	5.50%	-3.42%	to	-4.25%
2014	0.95%	to	1.80%	248,662	19.40	to	17.36	4,711,890	3.99%	1.52%	to	0.65%
2013	0.95%	to	1.85%	295,343	19.11	to	17.15	5,528,325	4.65%	-1.31%	to	-2.21%
2012	0.95%	to	1.85%	400,651	19.36	to	17.53	7,619,995	5.61%	12.07%	to	11.05%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2016	0.95%	to	1.40%	14,640	11.39	to	10.99	164,817	1.13%	1.93%	to	1.47%
2015	0.95%	to	1.40%	13,126	11.17	to	10.84	143,633	1.41%	-8.06%	to	-8.47%
2014	0.95%	to	1.75%	21,232	12.15	to	11.60	253,914	1.97%	-0.65%	to	-1.45%
2013	0.95%	to	1.75%	56,171	12.23	to	11.77	674,800	1.69%	-7.45%	to	-8.20%
2012	0.95%	to	1.75%	67,913	13.21	to	12.83	886,793	5.20%	4.23%	to	3.39%
Low Duration Portfolio - Advisor Class (PMVLAD)
2016	0.95%	to	1.50%	83,141	11.77	to	11.28	967,359	1.39%	0.35%	to	-0.21%
2015	0.95%	to	1.50%	101,142	11.73	to	11.30	1,172,967	3.43%	-0.74%	to	-1.29%
2014	0.95%	to	1.75%	95,889	11.82	to	11.29	1,124,571	1.02%	-0.21%	to	-1.01%
2013	0.95%	to	1.75%	118,762	11.84	to	11.40	1,398,080	1.38%	-1.18%	to	-1.98%
2012	0.95%	to	1.75%	141,753	11.98	to	11.63	1,690,885	1.78%	4.74%	to	3.89%
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2016	1.00%	to	1.55%	4,426	10.53	to	10.38	46,138	5.56%	12.08%	to	11.46%
2015	1.15%	to	1.30%	634	9.37	to	9.35	5,919	5.12%	-3.49%	to	-3.63%
2014	1.35%	to	1.40%	6,507	9.70	to	9.69	63,081	2.88%	-3.02%	to	-3.06%	****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Growth & Income Fund: Class IB (PVGIB)
2016	0.95%	to	1.30%	5,338	22.95	to	21.86	119,459	1.74%	13.93%	to	13.53%
2015	0.95%	to	1.40%	6,651	20.14	to	19.01	131,141	1.94%	-8.41%	to	-8.82%
2014	0.95%	to	1.60%	6,503	21.99	to	20.36	139,155	1.35%	9.68%	to	8.96%
2013	0.95%	to	1.40%	6,362	20.05	to	19.10	125,320	1.51%	34.39%	to	33.78%
2012	0.95%	to	1.35%	6,844	14.92	to	14.35	100,923	1.84%	18.00%	to	17.53%
VT Growth Opportunities Fund: Class IB (PVGOB)
2016	0.95%	to	1.55%	61,879	10.36	to	10.33	640,191	0.00%	3.58%	to	3.29%	****
VT International Equity Fund: Class IB (PVTIGB)
2016	0.95%	to	1.35%	6,096	14.98	to	14.12	89,214	3.35%	-3.38%	to	-3.77%
2015	0.95%	to	1.35%	6,357	15.50	to	14.67	96,466	1.17%	-0.81%	to	-1.21%
2014	0.95%	to	1.35%	6,576	15.63	to	14.85	100,807	0.97%	-7.66%	to	-8.04%
2013	0.95%	to	1.35%	7,374	16.93	to	16.15	122,673	1.39%	26.85%	to	26.34%
2012	0.95%	to	1.35%	9,527	13.34	to	12.79	125,217	2.04%	20.76%	to	20.27%
VT Small Cap Value Fund: Class IB (PVTSCB)
2016	0.95%	to	1.35%	1,511	27.87	to	26.27	41,247	1.38%	26.29%	to	25.78%
2015	0.95%	to	1.50%	2,127	22.07	to	20.46	45,828	0.86%	-5.15%	to	-5.68%
2014	0.95%	to	1.50%	2,537	23.27	to	21.69	57,849	0.60%	2.45%	to	1.88%
2013	0.95%	to	1.50%	4,015	22.71	to	21.29	89,611	1.06%	38.28%	to	37.51%
2012	0.95%	to	1.50%	7,469	16.42	to	15.48	120,053	0.47%	16.37%	to	15.72%
VT Voyager Fund: Class IB (PVTVB)
2015	0.95%	to	1.55%	34,932	19.41	to	17.87	654,655	1.19%	-7.00%	to	-7.57%
2014	0.95%	to	1.55%	36,089	20.87	to	19.33	730,917	0.84%	8.68%	to	8.02%
2013	0.95%	to	1.55%	47,114	19.20	to	17.90	876,129	0.78%	42.36%	to	41.50%
2012	0.95%	to	1.60%	52,325	13.49	to	12.58	687,532	0.34%	13.14%	to	12.40%
VI American Franchise Fund - Series II Shares (ACEG2)
2016	0.95%	to	1.85%	88,018	18.52	to	16.17	1,582,192	0.00%	1.05%	to	0.13%
2015	0.95%	to	1.85%	106,159	18.32	to	16.14	1,886,304	0.00%	3.76%	to	2.81%
2014	0.95%	to	1.85%	122,995	17.66	to	15.70	2,106,204	0.00%	7.14%	to	6.17%
2013	0.95%	to	1.85%	145,154	16.48	to	14.79	2,325,884	0.24%	38.47%	to	37.21%
2012	0.95%	to	1.85%	177,319	11.91	to	10.78	2,052,731	0.00%	12.32%	to	11.29%
VI Comstock Fund - Series II Shares (ACC2)
2016	0.95%	to	2.15%	170,225	23.06	to	19.24	3,812,937	1.33%	15.88%	to	14.48%
2015	0.95%	to	2.15%	189,558	19.90	to	16.81	3,672,470	1.63%	-7.09%	to	-8.21%
2014	0.95%	to	2.15%	231,791	21.42	to	18.31	4,836,609	1.08%	8.06%	to	6.75%
2013	0.95%	to	2.15%	260,485	19.82	to	17.15	5,039,560	1.42%	34.36%	to	32.74%
2012	0.95%	to	2.15%	326,060	14.75	to	12.92	4,703,928	1.44%	17.79%	to	16.36%
VI Core Equity Fund - Series I Shares (AVGI)
2016	0.95%	to	1.35%	2,492	17.30	to	16.57	42,335	0.71%	9.22%	to	8.78%
2015	0.95%	to	1.35%	2,897	15.84	to	15.23	45,163	0.83%	-6.67%	to	-7.04%
2014	0.95%	to	1.35%	5,234	16.97	to	16.38	87,687	0.77%	7.12%	to	6.69%
2013	0.95%	to	1.35%	12,622	15.84	to	15.36	198,308	1.36%	28.02%	to	27.50%
2012	0.95%	to	1.35%	15,157	12.37	to	12.04	186,025	0.94%	12.80%	to	12.34%
VI Core Equity Fund - Series II Shares (AVCE2)
2016	0.95%	to	1.80%	32,638	16.85	to	15.37	534,914	0.50%	8.98%	to	8.04%
2015	0.95%	to	1.80%	42,621	15.46	to	14.23	644,102	0.92%	-6.90%	to	-7.69%
2014	0.95%	to	1.80%	43,593	16.61	to	15.41	709,156	0.64%	6.82%	to	5.91%
2013	0.95%	to	1.80%	54,719	15.55	to	14.55	837,137	1.25%	27.71%	to	26.62%
2012	0.95%	to	1.80%	62,373	12.17	to	11.49	749,497	0.85%	12.53%	to	11.56%
VI International Growth Fund - Series II Shares (AVIE2)
2016	0.95%	to	1.80%	5,752	22.77	to	20.03	128,353	1.11%	-1.64%	to	-2.48%
2015	0.95%	to	1.80%	6,841	23.15	to	20.54	154,696	1.29%	-3.54%	to	-4.37%
2014	0.95%	to	1.80%	6,963	24.00	to	21.48	163,423	1.29%	-0.86%	to	-1.71%
2013	0.95%	to	1.80%	11,559	24.21	to	21.85	273,472	0.99%	17.59%	to	16.58%
2012	0.95%	to	1.80%	14,228	20.59	to	18.74	287,288	1.28%	14.16%	to	13.18%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2016	0.95%	to	1.35%	5,595	23.11	to	21.78	125,986	0.08%	12.36%	to	11.91%
2015	0.95%	to	1.35%	6,197	20.56	to	19.46	124,420	0.34%	-4.94%	to	-5.32%
2014	0.95%	to	1.35%	6,573	21.63	to	20.56	139,185	0.04%	3.44%	to	3.02%
2013	0.95%	to	1.35%	7,548	20.91	to	19.96	154,972	0.67%	27.59%	to	27.08%
2012	0.95%	to	1.35%	10,319	16.39	to	15.70	166,546	0.06%	9.90%	to	9.45%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2016	0.95%	to	1.30%	44,073	7.88	to	7.75	346,781	0.26%	42.05%	to	41.55%
2015	0.95%	to	1.35%	16,595	5.54	to	5.46	91,349	0.04%	-34.26%	to	-34.52%
2014	0.95%	to	1.40%	34,151	8.43	to	8.33	286,074	0.00%	-20.11%	to	-20.48%
2013	0.95%	to	1.35%	16,288	10.56	to	10.49	171,449	0.46%	9.25%	to	8.81%
2012	0.95%	to	1.35%	14,833	9.66	to	9.64	143,166	1.16%	-3.37%	to	-3.63%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.95%	to	1.40%	23,189	8.03	to	7.86	185,017	0.39%	42.35%	to	41.70%
2015	0.95%	to	1.45%	24,400	5.64	to	5.54	136,899	0.04%	-34.08%	to	-34.41%
2014	0.95%	to	1.75%	40,710	8.56	to	8.38	347,324	0.09%	-19.87%	to	-20.52%
2013	0.95%	to	1.75%	42,131	10.68	to	10.54	449,184	0.78%	9.48%	to	8.60%
2012	0.95%	to	1.75%	58,355	9.76	to	9.71	568,920	0.60%	-2.41%	to	-2.94%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.95%	to	1.60%	36,561	14.15	to	13.45	512,617	0.62%	-3.49%	to	-4.12%
2015	0.95%	to	1.60%	59,145	14.66	to	14.03	856,785	0.37%	-9.22%	to	-9.81%
2014	0.95%	to	1.75%	74,382	16.15	to	15.42	1,189,002	0.49%	-6.16%	to	-6.92%
2013	0.95%	to	1.75%	138,954	17.21	to	16.57	2,364,730	1.31%	23.94%	to	22.94%
2012	0.95%	to	1.75%	155,984	13.89	to	13.48	2,148,283	1.16%	18.04%	to	17.09%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2016	0.95%	to	1.60%	4,561	24.69	to	23.48	111,183	0.00%	6.73%	to	6.03%
2015	0.95%	to	1.60%	12,006	23.14	to	22.14	275,437	0.00%	-3.81%	to	-4.44%
2014	0.95%	to	1.40%	23,608	24.05	to	23.44	560,397	0.00%	-2.81%	to	-3.25%
2013	0.95%	to	1.15%	14,764	24.75	to	24.52	364,174	0.00%	48.80%	to	48.50%
2012	0.95%	to	1.55%	8,083	16.63	to	16.26	133,915	0.00%	6.84%	to	6.20%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	to	1.50%	15,519	20.87	to	19.78	318,795	0.00%	26.13%	to	25.43%
2012	0.95%	to	1.50%	16,467	16.55	to	15.77	268,915	2.48%	20.07%	to	19.40%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	2.00%	128,666	20.38	to	18.39	2,570,590	0.00%	25.80%	to	24.47%
2012	0.95%	to	2.00%	171,484	16.20	to	14.77	2,726,927	1.98%	19.80%	to	18.53%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	1.75%	80,623	18.49	to	16.65	1,448,160	0.28%	10.06%	to	9.17%
2013	0.95%	to	1.75%	93,353	16.80	to	15.26	1,528,763	0.41%	28.82%	to	27.78%
2012	0.95%	to	1.75%	117,108	13.04	to	11.94	1,489,341	0.22%	15.57%	to	14.64%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	1.40%	to	1.50%	63,422	13.92	to	13.82	882,540	5.52%	-0.24%	to	-0.34%
2013	1.40%	to	1.50%	61,712	13.96	to	13.86	860,855	5.21%	4.48%	to	4.38%
2012	1.40%	to	1.50%	76,857	13.36	to	13.28	1,026,303	5.39%	12.70%	to	12.58%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.95%	to	1.35%	13,150	16.76	to	16.18	216,553	2.21%	5.92%	to	5.49%
2012	0.95%	to	1.35%	15,782	15.82	to	15.34	246,111	10.04%	13.62%	to	13.16%
VIP High Income Portfolio - Service Class 2R (obsolete) (FHI2R)
2014	0.95%	to	1.80%	54,288	14.17	to	13.26	756,178	4.59%	-0.05%	to	-0.91%
2013	0.95%	to	1.80%	81,373	14.17	to	13.38	1,137,128	5.60%	4.86%	to	3.96%
2012	0.95%	to	1.80%	107,009	13.52	to	12.87	1,431,353	5.85%	12.81%	to	11.84%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.95%	to	1.05%	21,666	14.31	to	14.20	309,128	4.73%	0.03%	to	-0.07%
2013	0.95%	to	1.05%	30,096	14.31	to	14.21	429,467	5.51%	4.92%	to	4.81%
2012	0.95%	to	1.05%	32,367	13.64	to	13.56	440,770	5.63%	13.01%	to	12.90%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.95%	to	2.00%	95,658	20.60	to	18.58	1,929,994	0.39%	-0.51%	to	-1.56%
2012	0.95%	to	2.00%	134,692	20.70	to	18.88	2,731,634	0.25%	15.80%	to	14.57%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	2.00%	96,924	15.61	to	13.93	1,481,255	1.03%	-9.18%	to	-10.14%
2013	0.95%	to	1.75%	130,256	17.18	to	15.89	2,211,575	1.32%	28.92%	to	27.88%
2012	0.95%	to	2.10%	131,517	13.33	to	12.05	1,730,594	1.70%	19.30%	to	17.92%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	to	1.45%	19,365	15.86	to	15.03	301,657	1.14%	-9.05%	to	-9.51%
2013	0.95%	to	1.45%	23,103	17.44	to	16.61	396,954	1.15%	29.06%	to	28.41%
2012	0.95%	to	1.45%	31,250	13.52	to	12.94	417,916	1.81%	19.52%	to	18.92%
VIP Growth Strategies Portfolio - Service Class (obsolete) (FAGRS)
2014	0.95%	to	1.00%	2,424	16.65	to	16.54	40,331	0.01%	12.45%	to	12.39%
2013	0.95%	to	1.00%	2,616	14.81	to	14.71	38,708	0.00%	35.75%	to	35.68%
2012	0.95%	to	1.00%	4,715	10.91	to	10.84	51,318	0.00%	10.55%	to	10.49%
VIP Growth Strategies Portfolio - Service Class 2 (obsolete) (FAGR2)
2014	0.95%	to	2.15%	34,379	16.18	to	13.64	538,634	0.00%	12.33%	to	10.97%
2013	0.95%	to	2.15%	37,768	14.40	to	12.29	527,816	0.00%	35.41%	to	33.77%
2012	0.95%	to	2.15%	44,317	10.64	to	9.19	458,483	0.00%	10.47%	to	9.13%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.10%			3,335			13.05	43,524	1.82%	20.09%
2012	0.95%	to	1.10%	5,152	11.01	to	10.87	56,211	0.37%	16.12%	to	15.94%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	to	1.55%	46,158	12.91	to	12.17	588,402	2.38%	19.95%	to	19.22%
2012	0.95%	to	1.55%	59,971	10.76	to	10.21	636,623	0.14%	15.83%	to	15.13%

2016	Reserves for annuity contracts in payout phase:							$669,351
2016	Contract owners’ equity:							$390,231,082
2015	Reserves for annuity contracts in payout phase:							$678,260
2015	Contract owners’ equity:							$417,467,230
2014	Reserves for annuity contracts in payout phase:							$696,109
2014	Contract owners’ equity:							$472,145,376
2013	Reserves for annuity contracts in payout phase:							$744,588
2013	Contract owners’ equity:							$520,219,801
2012	Reserves for annuity contracts in payout phase:							$580,219
2012	Contract owners’ equity:							$507,833,832
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.